                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-07346
                 ----------------------------------------------

                             THE MUNDER FUNDS, INC.
 ------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                                480 PIERCE STREET
                           BIRMINGHAM, MICHIGAN 48009
 ------------------------------------------------------------------------------
               (Address of principal executive offices)(Zip code)

    (Name and Address of Agent for Service)            Copy to:

              STEPHEN SHENKENBERG                     JANE KANTER
               480 PIERCE STREET                      DECHERT LLP
           BIRMINGHAM, MICHIGAN 48009              1775 I STREET, N.W.
                                                 WASHINGTON, D.C. 20006


       Registrant's telephone number, including area code: (248) 647-9200

Date of fiscal year end:  June 30

Date of reporting period:  June 30, 2003

ITEM 1: REPORTS TO SHAREHOLDERS

                                                                   ANNUAL REPORT

                                                                   JUNE 30, 2003

                                                                   MUNDER FUTURE
                                                                 TECHNOLOGY FUND
                                                    Class A, B, II, K & Y Shares
FAMILY OF FUNDS
(covered in separate annual reports)

LARGE-CAP EQUITY             INTERNATIONAL
Multi-Season Growth          International Growth
Index 500                    International Equity
Large-Cap Value              International Bond
                             Emerging Markets
MID- TO MICRO-CAP
EQUITY                       TAXABLE INCOME
MidCap Select                Bond
Small Company Growth         Intermediate Bond
Small-Cap Value              U.S. Government Income
Micro-Cap Equity
                             TAX-FREE INCOME
NICHE/SECTOR EQUITY          Michigan Tax-Free Bond
NetNet(R)                    Tax-Free Bond
Future Technology            Tax-Free Short & Intermediate Bond
Healthcare
Power Plus(R)                MONEY MARKET
Real Estate Equity           Cash Investment
Investment                   Tax-Free Money Market
HYBRID
Balanced

                                                          ---------------------------
                                                            Save paper and receive
                                                                 this document
                                                            electronically. Sign up
                                                          for electronic delivery at
                                                             WWW.MUNDERFUNDS.COM/
                                                                   EDELIVERY
                                                          ---------------------------

(MUNDER FUNDS LOGO)

THE MUNDER FUNDS LETTER TO SHAREHOLDERS

DEAR FELLOW MUNDER FUND SHAREHOLDERS:

   The past year has been a difficult one for all of us who have assets invested in the stock market. The S&P 500(R) Index barely eked out a positive 0.25% return for the 12 months ending June 30. In terms of calendar quarters, the S&P 500(R) moved from a gut-wrenching low of -17.28% for the three months ended September 30, 2002 to a high of 15.40% for the quarter ended June 30, 2003. In contrast, the bond market provided a positive return in each calendar quarter, with the Lehman Brothers Aggregate Bond Index posting a 10.40% return for the year ending June 30.

   At Munder Capital Management, the investment advisor for The Munder Funds, we strive to provide the shareholders of each of our equity, fixed income and money market funds with a disciplined approach to investing, based on sound investment principles rather than the day-to-day fluctuations of the financial markets. While we cannot insulate our mutual funds from the volatility of the financial markets, we do monitor and manage the risk or volatility of each Fund relative to its benchmark. While the specific techniques for managing risk will differ from Fund to Fund, our goal is the same across our entire Fund family: to maximize return for a given level of risk.

   Another characteristic of Munder Capital's investment management style is the team approach to the management of each of our mutual funds. Our staff of equity research and fixed income credit analysts supports the portfolio managers for each Fund. Our goal is to combine the best individual ideas with the synergy created by team interaction. We believe that this collaborative approach is the best way to leverage the talents of our portfolio managers and analysts.

   On the following pages, you will find information and commentary on the relative and absolute performance of the Fund. If you have any questions about your current investments or any of The Munder Funds, please call your financial advisor. You may also contact the Funds at 1-800-4MUNDER or through our Web site at www.munder.com. Thank you for your confidence in The Munder Funds. We value the opportunity to work with you toward meeting your investment objectives.

   Very Truly Yours

   -s- James C. Robinson

   James C. Robinson

   President, The Munder Funds

   Chairman and CEO, Munder Capital Management

TABLE OF
   CONTENTS
--------------------------------------------------------------------------------

                  II         Management's Discussion of Fund Performance
                  IV         Hypothetical and Total Returns

                  1          Portfolio of Investments
                  6          Statement of Assets and Liabilities
                  8          Statement of Operations
                  9          Statements of Changes in Net Assets
                  10         Statements of Changes in Net Assets -- Capital Stock
                             Activity
                  12         Financial Highlights
                  17         Notes to Financial Statements
                  34         Report of Ernst & Young LLP, Independent Auditors

--------------------------------------------------------------------------------
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY ANY BANK AND
ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD,
OR ANY OTHER AGENCY. ALL MUTUAL FUND SHARES INVOLVE CERTAIN RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

MANAGEMENT'S DISCUSSION OF
   FUND PERFORMANCE
--------------------------------------------------------------------------------

THE PERFORMANCE DATA CONTAINED IN THE FOLLOWING COMMENTARY IS BASED ON CLASS Y SHARES OF THE FUND AND THE PERFORMANCE FOR OTHER CLASSES OF SHARES WILL DIFFER. THE RETURNS FOR THE FUND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR UPON REDEMPTION OF FUND SHARES. PLEASE NOTE THAT ANY INDEX AGAINST WHICH THE FUND IS COMPARED IS NOT AN ACTUAL FUND AND NO EXPENSES ARE NETTED AGAINST ITS RETURNS. YOU CANNOT INVEST DIRECTLY IN AN INDEX. THE RETURNS FOR THE FUND ARE REPORTED AFTER THE DEDUCTION OF ALL EXPENSES. FUND HOLDINGS ARE SUBJECT TO CHANGE. A COMPLETE LIST OF FUND HOLDINGS AS OF JUNE 30, 2003 IS CONTAINED IN THE PORTFOLIO OF INVESTMENTS INCLUDED IN THIS REPORT.

FUND MANAGERS: The Munder Future Technology Fund Team

   The Fund earned a return of 4.69% for the year ending June 30, 2003, relative to the 8.61% return for the Goldman Sachs Technology Composite and the 6.15% median return for the Lipper universe of science and technology mutual funds. Compared to the Lipper universe, the Fund has earned an above-median return for the nine-month time period ending June 30.

   The Fund lagged its Goldman Sachs Technology benchmark for the year ended June 30. The positive impact of sector allocation was offset by relative weakness in the returns of individual holdings in certain sectors.

   Strength in sector allocation, relative to the Fund's Goldman Sachs Technology Composite benchmark, came from an underweight in the information technology services sector and an overweight in Internet software and services holdings. This strength more than offset the negative impact of an underweighting in the Internet and catalog retail sector. Companies in this sector are not represented in the Fund, since we do not consider them technology companies.

   The greatest strength in stock selection came from the communications equipment sector. The leading performer in this sector was UTStarcom Inc., which was overweighted in the Fund. This strength was offset, however, by weaker relative returns in the information technology services, software and electronic equipment and instruments sectors.

   In the information technology services sector, the Fund was underweighted in some of the weakest stocks, which was a positive for returns. However, the timing of purchases and sales in Electronic Data Systems and Concord EFS held back the relative performance of the sector. In the software sector, the primary detractors from relative returns included an overweight in Microsoft Corporation, Quest Software, Inc. and Siebel Systems, Inc. The lack of representation of Citrix Systems, which had a triple-digit return, also held back relative performance. Finally, in the electronic equipment and instruments sectors, an overweight in Celestica, Inc., eliminated from the Fund in January 2003, was one of the largest detractors from returns.

                      [This Page Intentionally Left Blank]

HYPOTHETICAL AND TOTAL RETURNS

--------------------------------------------------------------------------------

The following graph represents the performance of the Munder Future Technology Fund (the "Fund") since the inception of its oldest class of shares, Class Y shares. The chart following the line graph sets forth performance information and the growth of a hypothetical $10,000 investment for each class of shares offered by the Fund. Differing sales charges and expenses of classes not shown in the line graph will have an effect on performance. In addition, the information contained in the chart and table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon the redemption of Fund shares. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. Investment return and principal value of any investment will fluctuate so that an investor's shares, upon redemption, may be worth more or less than original cost. Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends.

MUNDER FUTURE TECHNOLOGY FUND

                                   CLASS Y SHARE HYPOTHETICAL
                ----------------------------------------------------------------
                A HYPOTHETICAL ILLUSTRATION OF A $10,000 INITIAL INVESTMENT (GRAPHIC IMAGE)

                                                                                                               LIPPER SCIENCE &
                                                                                         GOLDMAN SACHS         TECHNOLOGY FUNDS
                                             CLASS Y           S&P 500(R) INDEX#     TECHNOLOGY COMPOSITE#        AVERAGE**
                                             -------           -----------------     ---------------------     ----------------
8/26/99                                       10000                  10000                   10000                  10000
8/31/99                                        9916                  10000                   10000                  10000
                                              10385                   9726                   10099                  10281
                                              11255                  10342                   10457                  11384
                                              12186                  10552                   11916                  13268
                                              15168                  11173                   14334                  16565
                                              15388                  10612                   13448                  16284
                                              20120                  10412                   15886                  20687
                                              19979                  11430                   16598                  19870
                                              17637                  11086                   15151                  17531
                                              15697                  10859                   13480                  15438
6/30/00                                       18106                  11126                   15136                  17931
                                              16885                  10952                   14429                  17074
                                              19057                  11632                   16307                  19703
                                              16234                  11018                   13665                  17707
                                              14393                  10972                   12633                  15813
                                              10069                  10107                    9740                  11809
                                               9568                  10157                    8905                  11548
                                              10749                  10517                   10367                  12714
                                               7226                   9558                    7493                   9252
                                               5715                   8952                    6452                   7752
                                               6776                   9648                    7684                   9294
                                               6446                   9712                    7378                   8895
6/30/01                                        6566                   9476                    7397                   8810
                                               5867                   9383                    6871                   8041
                                               4977                   8796                    5976                   7012
                                               3768                   8085                    4767                   5476
                                               4487                   8240                    5533                   6356
                                               5317                   8872                    6476                   7337
                                               5207                   8950                    6362                   7408
                                               5307                   8819                    6355                   7287
                                               4398                   8649                    5506                   6286
                                               4757                   8974                    5898                   6882
                                               4127                   8430                    5175                   6045
                                               3907                   8368                    4964                   5688
6/30/02                                        3413                   7772                    4262                   4925
                                               3123                   7166                    3831                   4386
                                               2993                   7213                    3781                   4256
                                               2422                   6429                    3106                   3619
                                               2963                   6995                    3785                   4224
                                               3463                   7407                    4448                   4934
                                               3013                   6971                    3798                   4264
                                               3013                   6789                    3765                   4249
                                               3063                   6687                    3822                   4269
                                               3043                   6752                    3779                   4250
                                               3323                   7308                    4173                   4676
                                               3603                   7693                    4639                   5257
6/30/03                                        3573                   7792                    4627                   5291

--------------------------------------------------------------------------------

                    GROWTH OF A $10,000 INVESTMENT SINCE INCEPTION
                -------------------------------------------------------
                                                                 LIPPER
                                                   GOLDMAN    SCIENCE &
                                          S&P        SACHS   TECHNOLOGY
CLASS AND          WITH    WITHOUT        500   TECHNOLOGY        FUNDS
INCEPTION DATE     LOAD       LOAD     INDEX#   COMPOSITE#    AVERAGE**
-----------------------------------------------------------------------
CLASS A
  (10/26/99)    $3,081*    $3,260     $7,534      $4,425        $4,647

CLASS B
  (10/26/99)    $3,075+    $3,170     $7,534      $4,425        $4,647

CLASS II
  (11/16/99)    $2,832*    $2,860     $7,384      $3,883        $3,987

CLASS K
  (5/25/00)        N/A     $2,458     $7,176      $3,433        $3,427

CLASS Y
  (8/26/99)        N/A     $3,573     $7,792      $4,627        $5,291

                         AVERAGE ANNUAL TOTAL RETURNS
                -----------------------------------------------
                      ONE          ONE       SINCE        SINCE
CLASS AND            YEAR         YEAR   INCEPTION    INCEPTION
INCEPTION DATE     W/LOAD   W/OUT LOAD      W/LOAD   W/OUT LOAD
---------------------------------------------------------------
CLASS A
  (10/26/99)     (1.21)%*        4.49%   (27.38)%*    (26.26)%

CLASS B
  (10/26/99)     (1.41)%+        3.59%   (27.42)%+    (26.82)%

CLASS II
  (11/16/99)       1.52%*,+      3.62%   (29.42)%*    (29.22)%

CLASS K
  (5/25/00)          N/A         4.42%        N/A     (36.39)%

CLASS Y
  (8/26/99)          N/A         4.69%        N/A     (23.47)%

------------

 * Reflects the deduction of the maximum sales charge of 5.50% for Class A shares or 1.00% for Class II shares, as applicable.

 + Based on the declining contingent deferred sales charge (CDSC) schedule described in the prospectus.

 # The S&P 500(R) Index is a widely recognized unmanaged index that measures the performance of the large-cap sector of the U.S. stock market. The Goldman Sachs Technology Composite is a modified capitalization-weighted index of selected technology stocks. Index since inception comparative returns for Class A, Class B, Class II, Class K, and Class Y shares of the Fund are as of 11/1/99, 11/1/99, 12/1/99, 6/1/00, and 9/1/99, respectively.

** The Lipper Science and Technology Funds Average represents the average performance of a universe of mutual funds that have been in existence since the Fund's inception and are categorized by Lipper Analytical Services, Inc. under the same investment objective as the Fund. Lipper since inception comparative returns for Class A, Class B, Class II, Class K, and Class Y shares of the Fund are as of 11/1/99, 11/1/99, 12/1/99, 6/1/00, and 9/1/99,
   respectively.

                      [This Page Intentionally Left Blank]

MUNDER FUTURE TECHNOLOGY FUND
   Portfolio of Investments, June 30, 2003
--------------------------------------------------------------------------------

SHARES                                                                       VALUE
----------------------------------------------------------------------------------
COMMON STOCKS -- 91.7%
   COMMUNICATIONS EQUIPMENT -- 18.7%
    180,000      Advanced Fibre Communications, Inc.+                 $  2,928,600
  1,309,200      Cisco Systems, Inc.+                                   21,850,548
    181,000      Comverse Technology, Inc.+                              2,720,430
     97,000      Interdigital Communications Corporation+                2,266,890
    124,000      NetScreen Technologies, Inc.+                           2,796,200
    171,000      Nokia Corporation, ADR                                  2,809,530
    285,000      Nortel Networks Corporation+                              769,500
     82,500      QUALCOMM, Inc.                                          2,949,375
    306,100      UTStarcom, Inc.+                                       10,887,977
                                                                      ------------
                                                                        49,979,050
                                                                      ------------
   COMPUTERS & PERIPHERALS -- 25.8%
    505,000      Dell Computer Corporation+                             16,139,800
    332,000      EMC Corporation+                                        3,476,040
    586,130      Hewlett-Packard Company                                12,484,569
    280,000      International Business Machines Corporation            23,100,000
    173,000      Lexmark International, Inc., Class A+                  12,243,210
    110,000      Network Appliance, Inc.+                                1,783,100
                                                                      ------------
                                                                        69,226,719
                                                                      ------------
   INTERNET SOFTWARE & SERVICES -- 3.8%
    160,700      DoubleClick, Inc.+                                      1,486,475
    173,000      Internet Security Systems, Inc.+                        2,506,770
    341,000      VeriSign, Inc.+                                         4,716,030
    192,950      webMethods, Inc.+                                       1,568,683
                                                                      ------------
                                                                        10,277,958
                                                                      ------------
   INFORMATION TECHNOLOGY SERVICES -- 2.2%
    143,000      First Data Corporation                                  5,925,920
                                                                      ------------
   SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 20.1%
     63,000      Altera Corporation+                                     1,033,200
    172,000      Analog Devices, Inc.+                                   5,989,040
    436,000      Applied Micro Circuits Corporation+                     2,637,800
     40,000      Broadcom Corporation, Class A+                            996,400
  1,102,000      Intel Corporation                                      22,903,968
     20,000      Marvell Technology Group Ltd.+                            687,400
     94,000      Maxim Integrated Products, Inc.                         3,213,860
    158,000      Novellus Systems, Inc.+                                 5,786,118
     88,500      Rudolph Technologies, Inc.+                             1,412,460

                       See Notes to Financial Statements.

MUNDER FUTURE TECHNOLOGY FUND
   Portfolio of Investments, June 30, 2003 (continued)
--------------------------------------------------------------------------------

SHARES                                                                       VALUE
----------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
   SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (CONTINUED)
    157,000      STMicroelectronics NV, NYR                           $  3,264,030
    339,700      Texas Instruments, Inc.                                 5,978,720
                                                                      ------------
                                                                        53,902,996
                                                                      ------------
   SOFTWARE -- 21.1%
    166,000      Check Point Software Technologies Ltd.+                 3,245,300
     26,000      Electronic Arts, Inc.+                                  1,923,740
  1,148,400      Microsoft Corporation                                  29,410,524
  1,166,625      Oracle Corporation+                                    14,022,833
    294,000      Quest Software, Inc.+                                   3,498,600
    100,000      Siebel Systems, Inc.+                                     954,000
    120,575      VERITAS Software Corporation+                           3,456,885
                                                                      ------------
                                                                        56,511,882
                                                                      ------------
TOTAL COMMON STOCKS
   (Cost $397,057,262)                                                 245,824,525
                                                                      ------------
LIMITED PARTNERSHIPS -- 1.8%
   TECHNOLOGY HARDWARE & EQUIPMENT -- 1.8%
 11,000,000      Blue Stream Ventures, L.P.+, ++, **                     3,766,961
  1,425,000      NEA X Ltd.+, **                                         1,009,541
                                                                      ------------
                                                                         4,776,502
                                                                      ------------
TOTAL LIMITED PARTNERSHIPS
   (Cost $11,818,950)                                                    4,776,502
                                                                      ------------
PREFERRED STOCK -- 0.0%
   (Cost $2,999,991)
   ELECTRONIC EQUIPMENT & INSTRUMENTS -- 0.0%
    326,086      Bandwidth9, Inc.+, **                                           0
                                                                      ------------
INVESTMENT COMPANY SECURITIES -- 2.0%
   (Cost $4,995,075)
    179,950      Nasdaq-100 Trust, Series 1+                             5,389,503
                                                                      ------------
PRINCIPAL
AMOUNT
-----------
CONVERTIBLE BONDS AND NOTES -- 0.2%
   (Cost $4,587,500)
   COMMUNICATIONS EQUIPMENT -- 0.2%
$ 5,000,000      Kestrel Solutions, Inc., 144A
                   5.500% due 7/15/2005+, +++                              415,019
                                                                      ------------

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

PRINCIPAL
AMOUNT                                                                       VALUE
----------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 4.3%
   (Cost $11,424,000)
$11,424,000      Agreement with State Street Bank and Trust
                   Company,
                   0.980% dated 06/30/2003, to be repurchased at
                   $11,424,311 on 07/01/2003, collateralized by
                   $8,780,000, FNMA,
                   7.125% maturing 01/15/2030
                   (value $11,657,390)                                $ 11,424,000
                                                                      ------------

OTHER INVESTMENTS*
   (Cost $27,669,141)                                    10.3%          27,669,141
                                                        -----         ------------
TOTAL INVESTMENTS
   (Cost $460,551,919)                                  110.3%         295,498,690
OTHER ASSETS AND LIABILITIES (NET)                      (10.3)         (27,539,192)
                                                        -----         ------------
NET ASSETS                                              100.0%        $267,959,498
                                                        =====         ============

------------

  * As of June 30, 2003 the market value of the securities on loan is $26,526,578. Collateral received for securities on loan is as follows:
    $38,818 invested in 38,818 shares of the SSGA Prime Money Market Fund, $13,417,000 invested in 13,417,000 shares of the State Street Time Deposit, and the remaining $14,213,323 invested in 14,213,323 shares of the State Street Navigator Securities Lending Trust-Prime Portfolio.

 ** Restricted security, which is subject to restrictions on resale under federal securities laws. These securities may only be resold upon registration under federal securities laws or in transactions exempt from such registration. The Munder Future Technology Fund may not invest more than 15% of its net assets in illiquid securities including restricted securities and does not have the right to demand that such securities be registered. At June 30, 2003 these securities represent $4,776,502, 1.8% of net assets.

                       See Notes to Financial Statements.

MUNDER FUTURE TECHNOLOGY FUND
   Portfolio of Investments, June 30, 2003 (continued)
--------------------------------------------------------------------------------

    SECURITY                                          ACQUISITION DATE            COST
    -------------------------------------------------------------------------------------
    Bandwidth9, Inc.                                      11/01/00             $2,999,991
    Blue Stream Ventures, L.P.                            07/31/00              2,847,518
                                                          10/16/00              2,847,518
                                                          05/25/01              1,898,345
                                                          02/13/01              1,898,345
                                                          12/02/02                949,172
    NEA X Ltd.                                            10/26/00                283,236
                                                          01/05/01                141,617
                                                          07/27/01                 70,809
                                                          09/26/01                141,618
                                                          01/16/02                147,898
                                                          04/23/02                147,898
                                                          07/12/02                147,898
                                                          11/12/02                147,898
                                                          02/04/03                149,180

  + Non-income producing security.

 ++ Affiliated security.

+++ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers.

ABBREVIATIONS:

ADR  -- American Depositary Receipt

FNMA -- Federal National Mortgage Association

NYR -- New York Registered Shares

                       See Notes to Financial Statements.

                      [This Page Intentionally Left Blank]

MUNDER FUTURE TECHNOLOGY FUND
   Statement of Assets and Liabilities, June 30, 2003
--------------------------------------------------------------------------------

ASSETS:
Investments, at value
  See accompanying schedule:
    Securities of unaffiliated issuers*
      (Cost -- $411,017,880)................................    $280,307,729
    Securities of affiliated issuers........................       3,766,961
    Repurchase agreement....................................      11,424,000
                                                                ------------
Total Investments...........................................     295,498,690
Cash........................................................             779
Interest receivable.........................................             311
Dividends receivable........................................          50,731
Receivable for investment securities sold...................       1,221,292
Receivable for Fund shares sold.............................       1,255,792
Prepaid expenses and other assets...........................          48,892
                                                                ------------
      Total Assets..........................................     298,076,487
                                                                ------------
LIABILITIES:
Payable for Fund shares redeemed............................         756,194
Payable for investment securities purchased.................         403,919
Payable upon return of securities loaned....................      27,669,141
Transfer agency/record keeping fees payable.................         607,624
Investment advisory fees payable............................         225,898
Distribution fees payable...................................         158,647
Administration fees payable.................................          29,592
Directors' fees and expenses payable........................          26,753
Custody fees payable........................................          13,042
Shareholder servicing fees payable..........................           3,102
Accrued expenses and other payables.........................         223,077
                                                                ------------
      Total Liabilities.....................................      30,116,989
                                                                ------------
NET ASSETS..................................................    $267,959,498
                                                                ============
Investments, at cost........................................    $460,551,919
                                                                ============

------------

* Including $26,526,578 of securities loaned.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

NET ASSETS CONSIST OF:
Accumulated net investment loss.............................    $       (21,509)
Accumulated net realized loss on investments sold...........     (1,457,413,300)
Net unrealized depreciation of investments..................       (165,053,229)
Par value...................................................            856,927
Paid-in capital in excess of par value......................      1,889,590,609
                                                                ---------------
                                                                $   267,959,498
                                                                ===============
NET ASSETS:
Class A Shares..............................................    $    90,904,744
                                                                ===============
Class B Shares..............................................    $   112,580,147
                                                                ===============
Class II Shares.............................................    $    61,336,796
                                                                ===============
Class K Shares..............................................    $       175,143
                                                                ===============
Class Y Shares..............................................    $     2,962,668
                                                                ===============
SHARES OUTSTANDING:
Class A Shares..............................................         27,902,863
                                                                ===============
Class B Shares..............................................         35,485,014
                                                                ===============
Class II Shares.............................................         21,425,030
                                                                ===============
Class K Shares..............................................             49,493
                                                                ===============
Class Y Shares..............................................            830,346
                                                                ===============
CLASS A SHARES:
Net asset value and redemption price per share..............              $3.26
                                                                ===============
Maximum sales charge........................................               5.50%
Maximum offering price per share............................              $3.45
                                                                ===============
CLASS B SHARES:
Net asset value and offering price per share*...............              $3.17
                                                                ===============
CLASS II SHARES:
Net asset value per share*..................................              $2.86
                                                                ===============
Maximum sales charge........................................               1.00%
Maximum offering price per share............................              $2.89
                                                                ===============
CLASS K SHARES:
Net asset value, offering price and redemption price per
  share.....................................................              $3.54
                                                                ===============
CLASS Y SHARES:
Net asset value, offering price and redemption price per
  share.....................................................              $3.57
                                                                ===============

------------

* Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge ("CDSC").

                       See Notes to Financial Statements.

MUNDER FUTURE TECHNOLOGY FUND
   Statement of Operations, Year Ended June 30, 2003
--------------------------------------------------------------------------------

INVESTMENT INCOME:
Interest....................................................  $     105,572
Dividends(a)................................................        694,990
Securities lending..........................................         45,327
                                                              -------------
      Total Investment Income...............................        845,889
                                                              -------------
EXPENSES:
Distribution and shareholder servicing fees:
  Class A Shares............................................        220,974
  Class B Shares............................................      1,081,656
  Class II Shares...........................................        582,464
Shareholder servicing fees:
  Class K Shares............................................            898
Transfer agency/record keeping fees.........................      3,588,395
Investment advisory fees....................................      2,589,297
Printing, mailing and solicitation fees.....................        576,274
Administration fees.........................................        351,599
Custody fees................................................        112,473
Legal and audit fees........................................         56,593
Registration and filing fees................................         44,301
Directors' fees and expenses................................         23,944
Other.......................................................         28,035
                                                              -------------
      Total Expenses........................................      9,256,903
Fees waived by transfer agent...............................       (304,987)
                                                              -------------
Net Expenses................................................      8,951,916
                                                              -------------
NET INVESTMENT LOSS.........................................     (8,106,027)
                                                              -------------
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) from:
  Security transactions.....................................   (131,172,504)
  Options written...........................................        805,651
Net change in unrealized appreciation/(depreciation) of
  securities................................................    143,139,279
                                                              -------------
Net realized and unrealized gain on investments.............     12,772,426
                                                              -------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........  $   4,666,399
                                                              =============

------------

(a) Net of foreign withholding taxes of $11,312.

                       See Notes to Financial Statements.

MUNDER FUTURE TECHNOLOGY FUND
   Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                       YEAR ENDED       YEAR ENDED
                                                    JUNE 30, 2003    JUNE 30, 2002
                                                    ------------------------------
Net investment loss...............................  $  (8,106,027)   $ (14,337,360)
Net realized loss on investments sold.............   (130,366,853)    (309,158,446)
Net change in unrealized
  appreciation/(depreciation) of investments......    143,139,279      (25,776,718)
                                                    -------------    -------------
Net increase/(decrease) in net assets resulting
  from operations.................................      4,666,399     (349,272,524)
Net decrease in net assets from Fund share
  transactions:
  Class A Shares..................................    (18,198,063)     (45,024,636)
  Class B Shares..................................    (22,047,224)     (46,046,951)
  Class II Shares.................................    (10,635,301)     (32,766,608)
  Class K Shares..................................       (441,093)      (7,166,368)
  Class Y Shares..................................     (1,237,892)        (700,973)
                                                    -------------    -------------
Net decrease in net assets........................    (47,893,174)    (480,978,060)
NET ASSETS:
Beginning of period...............................    315,852,672      796,830,732
                                                    -------------    -------------
End of period.....................................  $ 267,959,498    $ 315,852,672
                                                    =============    =============
Accumulated net investment loss...................  $     (21,509)   $      (9,069)
                                                    =============    =============

                       See Notes to Financial Statements.

MUNDER FUTURE TECHNOLOGY FUND
   Statements of Changes in Net Assets -- Capital Stock Activity
--------------------------------------------------------------------------------

                                                          YEAR ENDED       YEAR ENDED
                                                       JUNE 30, 2003    JUNE 30, 2002
                                                       ------------------------------
AMOUNT
CLASS A SHARES:
Sold.................................................  $ 25,601,782     $ 40,146,473
Redeemed.............................................   (43,799,845)     (85,171,109)
                                                       ------------     ------------
Net decrease.........................................  $(18,198,063)    $(45,024,636)
                                                       ============     ============
CLASS B SHARES:
Sold.................................................  $  8,061,078     $ 21,926,345
Redeemed.............................................   (30,108,302)     (67,973,296)
                                                       ------------     ------------
Net decrease.........................................  $(22,047,224)    $(46,046,951)
                                                       ============     ============
CLASS II SHARES:
Sold.................................................  $ 16,021,168     $ 13,848,484
Redeemed.............................................   (26,656,469)     (46,615,092)
                                                       ------------     ------------
Net decrease.........................................  $(10,635,301)    $(32,766,608)
                                                       ============     ============
CLASS K SHARES:
Sold.................................................  $      3,345     $  2,068,153
Redeemed.............................................      (444,438)      (9,234,521)
                                                       ------------     ------------
Net decrease.........................................  $   (441,093)    $ (7,166,368)
                                                       ============     ============
CLASS Y SHARES:
Sold.................................................  $  1,169,294     $  1,043,487
Redeemed.............................................    (2,407,186)      (1,744,460)
                                                       ------------     ------------
Net decrease.........................................  $ (1,237,892)    $   (700,973)
                                                       ============     ============

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

                                                          YEAR ENDED       YEAR ENDED
                                                       JUNE 30, 2003    JUNE 30, 2002
                                                       ------------------------------
SHARES
CLASS A SHARES:
Shares authorized ($0.01 par value)..................   110,000,000      110,000,000
                                                        ===========      ===========
Sold.................................................     9,000,669        8,736,570
Redeemed.............................................   (15,241,217)     (19,203,887)
                                                        -----------      -----------
Net decrease.........................................    (6,240,548)     (10,467,317)
                                                        ===========      ===========
CLASS B SHARES:
Shares authorized ($0.01 par value)..................   110,000,000      110,000,000
                                                        ===========      ===========
Sold.................................................     2,841,856        4,927,330
Redeemed.............................................   (10,841,439)     (16,032,716)
                                                        -----------      -----------
Net decrease.........................................    (7,999,583)     (11,105,386)
                                                        ===========      ===========
CLASS II SHARES:
Shares authorized ($0.01 par value)..................    80,000,000       80,000,000
                                                        ===========      ===========
Sold.................................................     6,219,998        3,385,099
Redeemed.............................................   (10,593,808)     (11,993,621)
                                                        -----------      -----------
Net decrease.........................................    (4,373,810)      (8,608,522)
                                                        ===========      ===========
CLASS K SHARES:
Shares authorized ($0.01 par value)..................    25,000,000       25,000,000
                                                        ===========      ===========
Sold.................................................         1,366          518,061
Redeemed.............................................      (140,997)      (1,766,461)
                                                        -----------      -----------
Net decrease.........................................      (139,631)      (1,248,400)
                                                        ===========      ===========
CLASS Y SHARES:
Shares authorized ($0.01 par value)..................    65,000,000       65,000,000
                                                        ===========      ===========
Sold.................................................       370,748          222,955
Redeemed.............................................      (761,077)        (365,913)
                                                        -----------      -----------
Net decrease.........................................      (390,329)        (142,958)
                                                        ===========      ===========

                       See Notes to Financial Statements.

MUNDER FUTURE TECHNOLOGY FUND(a)
   Financial Highlights, For a Share Outstanding Throughout Each Period
--------------------------------------------------------------------------------

                                                                       A SHARES
                                                  --------------------------------------------------
                                                        YEAR          YEAR          YEAR      PERIOD
                                                       ENDED         ENDED         ENDED       ENDED
                                                  6/30/03(C)    6/30/02(C)    6/30/01(C)     6/30/00
                                                  --------------------------------------------------
Net asset value, beginning of period.............  $  3.12       $   6.02      $  16.66     $  10.00
                                                   -------       --------      --------     --------
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss..............................    (0.08)         (0.10)        (0.15)       (0.08)
Net realized and unrealized gain/(loss) on
 investments.....................................     0.22          (2.80)       (10.49)        6.74
                                                   -------       --------      --------     --------
Total from investment operations.................     0.14          (2.90)       (10.64)        6.66
                                                   -------       --------      --------     --------
Net asset value, end of period...................  $  3.26       $   3.12      $   6.02     $  16.66
                                                   =======       ========      ========     ========
TOTAL RETURN(B)..................................     4.49%        (48.17)%      (63.87)%      66.60%
                                                   =======       ========      ========     ========
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's).............  $90,905       $106,583      $268,665     $823,008
Ratio of operating expenses to average net
 assets..........................................     3.00%          2.56%         1.89%        1.60%(d)
Ratio of net investment loss to average net
 assets..........................................    (2.68)%        (2.25)%       (1.37)%      (1.28)%(d)
Portfolio turnover rate..........................       44%            89%          145%          53%
Ratio of operating expenses to average net assets
 without expense waivers and/or reimbursements...     3.13%          2.59%         1.95%        1.65%(d)

------------

(a) The Munder Future Technology Fund Class A Shares and Class B Shares commenced operations on October 26, 1999.

(b) Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(c) Per share numbers have been calculated using the average shares method.

(d) Annualized.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

                       B SHARES
------------------------------------------------------
          YEAR          YEAR          YEAR      PERIOD
         ENDED         ENDED         ENDED       ENDED
    6/30/03(C)    6/30/02(C)    6/30/01(C)     6/30/00
------------------------------------------------------
     $   3.06     $     5.95    $    16.58    $  10.00
     --------     ----------    ----------    --------
        (0.10)         (0.13)        (0.22)      (0.13)
         0.21          (2.76)       (10.41)       6.71
     --------     ----------    ----------    --------
         0.11          (2.89)       (10.63)       6.58
     --------     ----------    ----------    --------
     $   3.17     $     3.06    $     5.95    $  16.58
     ========     ==========    ==========    ========
         3.59%        (48.57)%      (64.11)%     65.80%
     ========     ==========    ==========    ========
     $112,580     $  133,166    $  324,763    $880,011
         3.75%          3.31%         2.64%       2.35%(d)
        (3.43)%        (3.00)%       (2.12)%     (2.03)%(d)
           44%            89%          145%         53%
         3.88%          3.34%         2.70%       2.40%(d)

                       See Notes to Financial Statements.

MUNDER FUTURE TECHNOLOGY FUND(a)
   Financial Highlights, For a Share Outstanding Throughout Each Period (continued)
--------------------------------------------------------------------------------

                                                                 II SHARES
                                          -------------------------------------------------------
                                                YEAR          YEAR          YEAR           PERIOD
                                               ENDED         ENDED         ENDED            ENDED
                                          6/30/03(C)    6/30/02(C)    6/30/01(C)          6/30/00
                                          -------------------------------------------------------
Net asset value, beginning of period.....  $  2.76       $  5.38      $    15.00    $       10.00
                                           -------       -------      ----------    -------------
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss......................    (0.09)        (0.12)          (0.20)           (0.11)
Net realized and unrealized gain/(loss)
 on investments..........................     0.19         (2.50)          (9.42)            5.11
                                           -------       -------      ----------    -------------
Total from investment operations.........     0.10         (2.62)          (9.62)            5.00
                                           -------       -------      ----------    -------------
Net asset value, end of period...........  $  2.86       $  2.76      $     5.38    $       15.00
                                           =======       =======      ==========    =============
TOTAL RETURN(B)..........................     3.62%       (48.70)%        (64.13)%          50.00%
                                           =======       =======      ==========    =============
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL
 DATA:
Net assets, end of period (in 000's).....  $61,337       $71,303      $  185,063    $     530,462
Ratio of operating expenses to average
 net assets..............................     3.75%         3.31%           2.64%            2.35%(d)
Ratio of net investment loss to average
 net assets..............................    (3.43)%       (3.00)%         (2.12)%          (2.03)(d)
Portfolio turnover rate..................       44%           89%            145%              53%
Ratio of operating expenses to average
 net assets without expense waivers
 and/or reimbursements...................     3.88%         3.34%           2.70%            2.40%(d)

------------

(a) The Munder Future Technology Fund Class II Shares and Class K Shares commenced operations on November 16, 1999 and May 25, 2000, respectively.

(b) Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(c) Per share numbers have been calculated using the average shares method.

(d) Annualized.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

                      K SHARES
-----------------------------------------------------
          YEAR          YEAR          YEAR     PERIOD
         ENDED         ENDED         ENDED      ENDED
    6/30/03(C)    6/30/02(C)    6/30/01(C)    6/30/00
-----------------------------------------------------
     $  3.39       $  6.54       $ 18.10      $ 14.40
     -------       -------       -------      -------
       (0.08)        (0.11)        (0.14)       (0.01)
        0.23         (3.04)       (11.42)        3.71
     -------       -------       -------      -------
        0.15         (3.15)       (11.56)        3.70
     -------       -------       -------      -------
     $  3.54       $  3.39       $  6.54      $ 18.10
     =======       =======       =======      =======
        4.42%       (48.17)%      (63.87)%      25.69%
     =======       =======       =======      =======
     $   175       $   641       $ 9,400      $11,159
        3.00%         2.56%         1.89%        1.60%(d)
       (2.68)%       (2.25)%       (1.37)%      (1.27)%(d)
          44%           89%          145%          53%
        3.13%         2.59%         1.95%        1.64%(d)

                       See Notes to Financial Statements.

MUNDER FUTURE TECHNOLOGY FUND(A)
   Financial Highlights, For a Share Outstanding Throughout Each Period (continued)
--------------------------------------------------------------------------------

                                                                        Y SHARES
                                                 -------------------------------------------------------
                                                       YEAR            YEAR            YEAR       PERIOD
                                                      ENDED           ENDED           ENDED        ENDED
                                                 6/30/03(C)      6/30/02(C)      6/30/01(C)      6/30/00
                                                 -------------------------------------------------------
Net asset value, beginning of period............   $ 3.41         $  6.56         $ 18.09        $ 10.00
                                                   ------         -------         -------        -------
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss.............................    (0.08)          (0.10)          (0.13)         (0.08)
Net realized and unrealized gain/(loss) on
 investments....................................     0.24           (3.05)         (11.40)          8.18
                                                   ------         -------         -------        -------
Total from investment operations................     0.16           (3.15)         (11.53)          8.10
                                                   ------         -------         -------        -------
LESS DISTRIBUTIONS:
Distributions from capital......................       --              --              --          (0.01)
                                                   ------         -------         -------        -------
Total distributions.............................       --              --              --          (0.01)
                                                   ------         -------         -------        -------
Net asset value, end of period..................   $ 3.57         $  3.41         $  6.56        $ 18.09
                                                   ======         =======         =======        =======
TOTAL RETURN(B).................................     4.69%         (48.02)%        (63.74)%        81.06%
                                                   ======         =======         =======        =======
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)............   $2,963         $ 4,160         $ 8,939        $19,855
Ratio of operating expenses to average net
 assets.........................................     2.75%           2.31%           1.64%          1.35%(d)
Ratio of net investment loss to average net
 assets.........................................    (2.43)%         (2.00)%         (1.12)%        (1.03)%(d)
Portfolio turnover rate.........................       44%             89%            145%            53%
Ratio of operating expenses to average net
 assets without expense waivers and/or
 reimbursements.................................     2.88%           2.34%           1.70%          1.40%(d)

------------

(a) The Munder Future Technology Fund Class Y Shares commenced operations on August 26, 1999.

(b) Total return represents aggregate total return for the period indicated.

(c) Per share numbers have been calculated using the average shares method.

(d) Annualized.

                       See Notes to Financial Statements.

MUNDER FUTURE TECHNOLOGY FUND
   Notes to Financial Statements, June 30, 2003
--------------------------------------------------------------------------------

1. ORGANIZATION

   As of June 30, 2003, The Munder Funds (sometimes referred to as the "Funds") consisted of 32 portfolios, each of which is a series of Munder Series Trust ("MST"), The Munder Funds, Inc. ("MFI"), The Munder Framlington Funds Trust ("MFFT") or The Munder @Vantage Fund ("@Vantage"). Information presented in these financial statements pertains only to the Munder Future Technology Fund (the "Fund"), a series of MFI. MFI is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company, and was organized as a Maryland corporation on November 18, 1992. The Fund is classified as a non-diversified management investment company under the 1940 Act.

   The Fund offers 5 classes of shares -- Class A, Class B, Class II, Class K and Class Y Shares. Financial statements for the other Munder Funds are presented in separate reports.

2. SIGNIFICANT ACCOUNTING POLICIES

   The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

   Security Valuation: Securities are valued at the last quoted sales price on the primary market or exchange where such securities are traded, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price ("NOCP"). Unlisted securities, or securities for which the last sales price or a NOCP is not available, are valued at the mean of the most recently quoted bid and asked prices. Restricted securities, and securities and assets for which market quotations are not readily available, are valued at fair value by a pricing committee, under the guidelines approved by the Board of Directors. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the Board of Directors determines that such valuation does not constitute fair value at that time.

   Repurchase Agreements: The Fund may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, the Fund

MUNDER FUTURE TECHNOLOGY FUND
   Notes to Financial Statements, June 30, 2003 (continued)
--------------------------------------------------------------------------------

takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Fund's holding period. The value of the collateral is at least equal, at all times, to the total amount of the repurchase obligations, including interest. In the event of counterparty default, the Fund has the right to use the collateral to satisfy the terms of the repurchase agreement. However, there could be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of a possible decline in the value of the collateral securities during the period in which the Fund seeks to assert its rights. Munder Capital Management (the "Advisor") reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Fund enters into repurchase agreements to evaluate potential risks.

   Loans of Portfolio Securities: The Fund may lend portfolio securities in an amount up to 25% of the value of its total assets to certain approved borrowers. The loan is initially secured by collateral with a market value at least equal to 102% of securities loaned at the close of business on the preceding business day. The Fund may share with the borrower a portion of the income received on collateral for the loan, or will be paid a premium for the loan. The Fund also continues to receive the equivalent of the interest and dividends paid on the loaned securities. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. If the borrower defaults or bankruptcy proceedings commence with respect to the borrower of the security, realization of the value of the securities loaned may be delayed or limited.

   Options: The Fund may write call options and may purchase put options written by others on securities it owns or has the right to acquire. Options may relate to individual securities, stock indices, foreign currencies or futures contracts.

   When the Fund writes a call option, an amount equal to the premium received is recorded as an asset and an equivalent liability. The amount of the liability is adjusted daily to reflect the current market value of the option. If an option written by the Fund expires on its stipulated expiration date, the Fund realizes a gain equal to the premium received for the option. If the Fund enters into a closing purchase transaction on an option written by it, the Fund realizes a gain or loss equal to the difference between the cost of the closing purchase transaction and the premium received when the call was written. If a written call option is exercised, the premium is added to the proceeds from the

MUNDER FUTURE TECHNOLOGY FUND
   Notes to Financial Statements, June 30, 2003 (continued)
--------------------------------------------------------------------------------

sale of the underlying security in determining whether the Fund has realized a gain or loss.

   By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the fund can sell. If security prices fall, the put option can be exercised to offset all or a portion of the Fund's resulting loss. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the securities hedged. When the Fund purchases a put option, the premium paid by the Fund is recorded as an asset. The amount of this asset is adjusted daily to reflect the current market value of the put option. If a put option purchased by the Fund expires unexercised, the Fund realizes a loss equal to the premium paid. If the Fund enters into a closing sale transaction on a put option purchased by it, the Fund will recognize a gain if the premium received by the Fund on the closing transaction exceeds the premium paid to purchase the option. If a put option is exercised, the premium is added to the cost basis of the underlying security in determining whether the Fund has realized a gain or loss.

   Security Transactions, Net Investment Income and Gains and Losses: For purposes of financial statement presentation, security transactions are recorded on a trade date basis. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. General expenses of the Munder Funds are allocated to the Fund based upon the relevant driver of such expenses. General expenses, income and realized and unrealized gains and losses of the Fund are then prorated among the share classes based on the relative average net assets of each class.

   Fees Waived by Transfer Agent: The transfer agent has contractually agreed to waive, for the period of its contract with the Fund, a portion of the fee it charges the Fund. The amount of the waiver is equal to the servicing fee it collects from Fund shareholders with account balances below a specified minimum. For the year ending June 30, 2003, such waivers were $304,987 and are reflected as fees waived by transfer agent in the accompanying Statement of Operations.

   Short-Term Trading (Redemption) Fees: Class A, Class B and Class II Shares of the Fund held less than sixty (60) days are subject to a short-term trading fee equal to 2.0% of the proceeds of redeemed shares. The fee, which

MUNDER FUTURE TECHNOLOGY FUND
   Notes to Financial Statements, June 30, 2003 (continued)
--------------------------------------------------------------------------------

is retained by the Fund, is accounted for as an addition to paid-in capital. These fees (if any) are shown in the accompanying Statements of Changes in Net Assets as shareholder transaction fees.

   Dividends and Distributions to Shareholders: Dividends from net investment income are declared and paid annually (if available) by the Fund. The Fund's net realized capital gains (including net short-term capital gains), if any, are declared and distributed at least annually. Distributions to shareholders are recorded on the ex-dividend date.

   Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund as a whole.

   As determined on June 30, 2003, permanent differences resulting primarily from different book and tax accounting for net operating losses were reclassified at year-end. The following reclassifications had no effect on net investment income, net assets or net asset value per share.

UNDISTRIBUTED    ACCUMULATED
NET INVESTMENT   NET REALIZED     PAID-IN
INCOME/(LOSS)    GAIN/(LOSS)      CAPITAL
-------------------------------------------
  $8,093,587       $690,425     $(8,784,012)

   Federal Income Taxes: The Fund intends to continue to qualify as a regulated investment company by complying with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its earnings to its shareholders. Therefore, no Federal income or excise tax provision is required.

3. INVESTMENT ADVISOR, ADMINISTRATOR AND OTHER RELATED PARTY TRANSACTIONS

   For its advisory services, the Advisor is entitled to receive a fee, computed daily and payable monthly, based on the average daily net assets of the Fund at an annual rate of 1.00% based on assets up to $4 billion; 0.95% based on assets between $4 and $5 billion; 0.90% based on assets exceeding $5 billion.

   The Advisor is also the administrator for the Munder Funds. In its capacity as administrator, the Advisor is entitled to receive from the Fund a fee, computed daily and payable monthly, based on the aggregate average daily net assets of all of the portfolios of MFI, MFFT, @Vantage and MST, with the exception of the following portfolios of MST: Munder S&P(R) MidCap Index

MUNDER FUTURE TECHNOLOGY FUND
   Notes to Financial Statements, June 30, 2003 (continued)
--------------------------------------------------------------------------------

Equity Fund, Munder S&P(R) SmallCap Index Equity Fund, Munder Institutional Government Money Market Fund and Munder Institutional Money Market Fund. The following fee schedule became effective on June 1, 2003:

AGGREGATE NET ASSETS                                            FEE
---------------------------------------------------------------------
First $2.8 billion..........................................  0.1477%
Next $2.2 billion...........................................  0.1377%
Next $5.0 billion...........................................  0.1357%
Next $2.5 billion...........................................  0.0867%
Thereafter..................................................  0.0767%

   Prior to June 1, 2003, the fee schedule in effect was as follows:

AGGREGATE NET ASSETS                                           FEE
--------------------------------------------------------------------
First $2.8 billion..........................................  0.141%
Next $2.2 billion...........................................  0.131%
Next $5.0 billion...........................................  0.129%
Next $2.5 billion...........................................  0.080%
Thereafter..................................................  0.070%

   In its capacity as administrator, the Advisor is also entitled to receive a fee from the remaining Munder Funds based on their aggregate average daily net assets.

   For the period from June 1, 2002 through May 31, 2003, the Advisor had agreed to limit to $3.9 million the total amount it could receive in the aggregate from the Munder Funds for its services as administrator, after payment of sub-administration fees to the Munder Funds' sub-administrators. For the period from June 1, 2003 through May 31, 2004, the Advisor has reduced that limit to $3.4 million. For the year ended June 30, 2003, the Advisor earned $351,599 before payment of sub-administration fees and $89,540 after payment of sub-administration fees for its administrative services to the Fund. During the year ended June 30, 2003, the Fund paid an effective rate of 0.1363% for administrative services.

   Comerica Inc. ("Comerica"), through its wholly-owned subsidiary Comerica Bank, owns approximately 98% of the Advisor. Comerica Bank provides certain sub-transfer agency and related services to the Fund. As compensation for the sub-transfer agency and related services provided to the Fund, Comerica Bank receives a fee of 0.01% of the aggregate average daily net assets of the Fund beneficially owned by Comerica Bank and its customers. Comerica Bank earned $207 for its sub-transfer agency and other related services provided to the Fund for the year ended June 30, 2003. Comerica Securities, Inc. ("Comerica Securities"), a wholly-owned subsidiary of

MUNDER FUTURE TECHNOLOGY FUND
   Notes to Financial Statements, June 30, 2003 (continued)
--------------------------------------------------------------------------------

Comerica Bank, earned $10 and $20 from commissions on sales of Class A Shares and Class II Shares, respectively, for the year ended June 30, 2003.

   Each Director/Trustee of MST, MFI and MFFT is paid an aggregate fee for services provided as a Board member of MST, MFI and MFFT. The fee consists of a $68,000 annual retainer ($90,000 for the Chairman) for services in such capacity, plus out-of-pocket expenses related to attendance at Board and Committee meetings. Each Trustee of @Vantage is paid an annual retainer of $4,000 for services provided as a Board member plus out-of-pocket expenses related to attendance at Board and Committee meetings. A Board member who is Chairman of a committee (Audit Committee, Board Process and Compliance Oversight Committee, and/or Nominating Committee) also receives an annual retainer of $3,000 for such service. Directors/Trustees may elect to defer all or a portion of the fees earned under a deferred compensation plan. Under this plan, amounts deferred are valued as if they are invested in one or more of the Munder Funds selected by the Director/Trustee. These amounts are not, however, actually invested in shares of the Munder Funds, and the obligations of MST, MFI, MFFT and @Vantage to make payments of deferred amounts are unsecured general obligations of the Munder Funds. No officer, director or employee of the Advisor, Comerica or any of Comerica's affiliates receives any compensation from MST, MFI, MFFT or @Vantage.

4. DISTRIBUTION AND SERVICE PLAN

   The Fund has a Distribution and Service Plan (the "Plan") with respect to the Class A, Class B, Class II and Class K Shares, that was adopted pursuant to Rule 12b-1 under the 1940 Act except with respect to Class K Shares. Under the Plan, service fees are collected from the Fund primarily to pay securities dealers and other financial institutions and organizations (collectively, the "Service Organizations") who provide shareholder services for the Fund. The Plan also permits payments with respect to Class B and Class II Shares to be made by the Fund to the Distributor or directly to other service providers in connection with the distribution of Fund shares to investors and provision of certain shareholder services (which include but are not limited to the payment of compensation, including compensation to Service Organizations to obtain various distribution-related services for the Fund).

   The maximum rates, as a percentage of average daily net assets, payable under the Plan are as follows:



CLASS A      CLASS B      CLASS II     CLASS K
SHARES       SHARES       SHARES        SHARES
12b-1 FEES   12b-1 FEES   12b-1 FEES   SERVICE FEES
---------------------------------------------------
  0.25%        1.00%        1.00%         0.25%

MUNDER FUTURE TECHNOLOGY FUND
   Notes to Financial Statements, June 30, 2003 (continued)
--------------------------------------------------------------------------------

   No payments are made under the Plan with regard to Class Y Shares.

   Comerica Securities and Comerica Bank are among the Service Organizations who may receive fees from the Fund under the Plan. For the year ended June 30, 2003, the Fund paid $106 to Comerica Securities and $943 to Comerica Bank for shareholder services provided to Class A, Class B, Class II and Class K shareholders.

5. SECURITIES TRANSACTIONS

   Cost of purchases and proceeds from sales of securities other than short-term investments and U.S. Government securities were $110,302,920 and $181,057,855 respectively, for the year ended June 30, 2003.

   At June 30, 2003, aggregate gross unrealized appreciation for all securities for which there was an excess of value over tax cost was $18,887,940 and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over value was $188,958,403 and net depreciation for Federal income tax purposes was $(170,070,463). At June 30, 2003, aggregate cost for Federal income tax purposes was $465,569,153.

   For the year ended June 30, 2003, the Fund had the following written covered call option contracts:

                                                      NUMBER OF     PREMIUM
                                                      CONTRACTS      AMOUNT
                                                      -----------------------
Beginning of period.................................        --     $       --
Written during the period...........................    30,190      1,129,499
Expired during the period...........................   (23,351)      (805,651)
Exercised during the period.........................    (6,839)      (323,848)
                                                       -------     ----------
Balance at end of period............................        --     $       --
                                                       =======     ==========

6. TRANSACTIONS WITH AFFILIATED COMPANIES

   The term "affiliated company" includes companies in which the fund owns at least 5% of the company's voting securities. At June 30, 2003, the Fund held the following security of an affiliated company:



                                         PURCHASED             SOLD
                        VALUE AT    --------------------   -------------    VALUE AT    REALIZED
AFFILIATE               6/30/02       COST      SHARES     COST   SHARES    6/30/03     GAIN/(LOSS)
---------------------------------------------------------------------------------------------------
Blue Stream Ventures, L.P.
                       $7,137,690   $949,172   1,000,000   $--      --     $3,766,961       $--

MUNDER FUTURE TECHNOLOGY FUND
   Notes to Financial Statements, June 30, 2003 (continued)
--------------------------------------------------------------------------------

7. INDUSTRY CONCENTRATION

   The Fund primarily invests in equity securities of technology-related companies. The value of stocks of technology companies is particularly vulnerable to rapid changes in technology product cycles, government regulation and competition. Technology stocks, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market.

8. REVOLVING LINE OF CREDIT

   Effective December 18, 2002, the Munder Funds renewed a one-year revolving line of credit with State Street Bank and Trust Company in which the Fund, and other Munder Funds, participate. Borrowings under the line may not exceed the lesser of $75,000,000 or 15% of the value of the total assets of the Fund. Interest is payable on outstanding borrowings at the Federal Funds Rate plus 0.50%. Additionally, the line of credit includes an annual commitment fee equal to 0.10% per annum through December 17, 2003 on the daily amount of the unused commitment. During the year ended June 30, 2003, the Fund did not utilize the revolving line of credit. For the year ended June 30, 2003 total commitment fees for the Fund were $6,260.

9. COMMITMENTS

   The Fund invests in certain private placements that may require additional funding. The issuer of the private placement may also permanently reduce the outstanding funding at any time. At June 30, 2003, the Fund had total commitments to contribute $10,575,000 to various issuers when and if required.

10. DISTRIBUTIONS TO SHAREHOLDERS

   At June 30, 2003, the components of distributable earnings on a tax basis were as follows:



     POST
    OCTOBER        UNREALIZED
 LOSS/CAPITAL     APPRECIATION/
LOSS CARRYOVER    (DEPRECIATION)        TOTAL
--------------------------------------------------
$(1,452,396,066)  $(170,070,463)   $(1,622,466,529)

   The differences between book and tax distributable earnings are primarily due to wash sales and partnership basis adjustments.

MUNDER FUTURE TECHNOLOGY FUND
   Notes to Financial Statements, June 30, 2003 (continued)
--------------------------------------------------------------------------------

11. INCOME TAX INFORMATION

   As determined at June 30, 2003, the Fund had available for Federal income tax purposes, $1,390,498,744 of unused capital losses of which $149,921,329, $1,053,993,850 and $186,583,565 expire in 2009, 2010 and 2011, respectively.

   Certain capital losses realized after October 31 within the taxable year may be deferred and treated as occurring on the first day of the following tax year. The Fund has elected to defer net capital losses arising between November 1, 2002 and June 30, 2003 of $61,897,322.

12. SUBSEQUENT EVENT (UNAUDITED)

   On August 12, 2003, the Board of Directors approved a Plan of Reorganization and Redomiciliation providing for (a) the acquisition of all of the assets and the assumption of all the liabilities of the Fund by a corresponding series ("New Fund") of MST, in exchange for shares of the New Fund and (b) the subsequent liquidation of the Fund. The proposed reorganization and redomiciliation is expected to occur on or about October 30, 2003.

13. SHAREHOLDER MEETING RESULTS (UNAUDITED)

   A Special Meeting of Shareholders ("Special Meeting") of the Fund, a series of MFI, was held on April 28, 2003. The purpose of the Special Meeting was to ask shareholders to consider the following proposals, which were more fully described in the Proxy Statement dated February 21, 2003.

   The Special Meeting was adjourned to another date to permit shareholders further time to respond to the solicitation of proxies. On May 28, 2003, the Special Meeting reconvened.

PROPOSAL 1

   The purpose of this proposal was to elect the Munder Funds Board of Directors/Trustees. The shareholders of the Fund together with the other shareholders of MFI approved the proposal, as did the shareholders of MFT, MFFT and St. Clair Funds, Inc. The names of the Directors/Trustees and the results of the election for MFI are as set forth below.

NOMINEES:                                                     NO. OF SHARES
-----------------------------------------------------------------------------
David J. Brophy............................  For              161,712,856.879
                                             Withhold           3,358,664.246
                                             TOTAL            165,071,521.125

MUNDER FUTURE TECHNOLOGY FUND
   Notes to Financial Statements, June 30, 2003 (continued)
--------------------------------------------------------------------------------

NOMINEES:                                                     NO. OF SHARES
-----------------------------------------------------------------------------
Joseph E. Champagne........................  For              161,730,165.560
                                             Withhold           3,341,355.565
                                             TOTAL            165,071,521.125
Thomas D. Eckert...........................  For              161,748,009.054
                                             Withhold           3,323,512.071
                                             TOTAL            165,071,521.125
Charles W. Elliott.........................  For              161,710,698.077
                                             Withhold           3,360,823.048
                                             TOTAL            165,071,521.125
John Engler................................  For              161,554,903.243
                                             Withhold           3,516,617.882
                                             TOTAL            165,071,521.125
Michael T. Monahan.........................  For              161,714,778.617
                                             Withhold           3,356,742.508
                                             TOTAL            165,071,521.125
Arthur T. Porter...........................  For              161,730,259.765
                                             Withhold           3,341,261.360
                                             TOTAL            165,071,521.125
John Rakolta, Jr...........................  For              161,715,763.070
                                             Withhold           3,355,758.055
                                             TOTAL            165,071,521.125

PROPOSAL 2

   The purpose of this proposal was to seek approval of an Agreement and Plan of Reorganization and Redomiciliation ("Reorganization Agreement"), pursuant to which the Fund would be reorganized with and into a corresponding series of MST.

   The proposal did not receive a sufficient number of total votes by shareholders of the Fund to pass. The results of the votes are as set forth below.

                                                             NO. OF SHARES
                                                             --------------
For........................................................  26,271,316.171
Against....................................................   1,501,729.038
Abstain....................................................   1,374,855.782
Broker Non-votes...........................................  42,365,740.000
TOTAL......................................................  71,513,640.991

PROPOSAL 3

   The purpose of this proposal was to ask shareholders to amend or eliminate certain fundamental investment restrictions of the Fund. None of the proposals

MUNDER FUTURE TECHNOLOGY FUND
   Notes to Financial Statements, June 30, 2003 (continued)
--------------------------------------------------------------------------------

was intended to materially alter the investment risk associated with the Fund or change the way in which it was managed. No part of the proposal received a sufficient number of total votes by shareholders of the Fund to pass. The results of the votes are as set forth below.

PROPOSAL 3.A -- DIVERSIFICATION

                                                             NO. OF SHARES
                                                             --------------
For........................................................  26,215,501.689
Against....................................................   1,569,685.618
Abstain....................................................   1,362,713.684
Broker Non-votes...........................................  42,365,740.000
TOTAL......................................................  71,513,640.991

PROPOSAL 3.B -- BORROWING

                                                             NO. OF SHARES
                                                             --------------
For........................................................  25,714,245.286
Against....................................................   2,024,705.667
Abstain....................................................   1,408,950.038
Broker Non-votes...........................................  42,365,740.000
TOTAL......................................................  71,513,640.991

PROPOSAL 3.C -- SENIOR SECURITIES

                                                             NO. OF SHARES
                                                             --------------
For........................................................  25,801,246.084
Against....................................................   1,917,316.141
Abstain....................................................   1,429,338.766
Broker Non-votes...........................................  42,365,740.000
TOTAL......................................................  71,513,640.991

PROPOSAL 3.D -- UNDERWRITING SECURITIES

                                                             NO. OF SHARES
                                                             --------------
For........................................................  25,896,858.759
Against....................................................   1,845,339.673
Abstain....................................................   1,405,702.559
Broker Non-votes...........................................  42,365,740.000
TOTAL......................................................  71,513,640.991

MUNDER FUTURE TECHNOLOGY FUND
   Notes to Financial Statements, June 30, 2003 (continued)
--------------------------------------------------------------------------------

PROPOSAL 3.E -- REAL ESTATE

                                                             NO. OF SHARES
                                                             --------------
For........................................................  26,075,221.103
Against....................................................   1,714,351.156
Abstain....................................................   1,358,328.732
Broker Non-votes...........................................  42,365,740.000
TOTAL......................................................  71,513,640.991

PROPOSAL 3.F -- MAKING LOANS

                                                             NO. OF SHARES
                                                             --------------
For........................................................  25,601,539.675
Against....................................................   2,153,156.154
Abstain....................................................   1,393,205.162
Broker Non-votes...........................................  42,365,740.000
TOTAL......................................................  71,513,640.991

PROPOSAL 3.G -- CONCENTRATION OF INVESTMENTS

                                                             NO. OF SHARES
                                                             --------------
For........................................................  26,050,592.285
Against....................................................   1,715,920.300
Abstain....................................................   1,381,388.406
Broker Non-votes...........................................  42,365,740.000
TOTAL......................................................  71,513,640.991

PROPOSAL 3.H -- COMMODITIES

                                                             NO. OF SHARES
                                                             --------------
For........................................................  25,700,056.658
Against....................................................   2,062,712.572
Abstain....................................................   1,385,131.761
Broker Non-votes...........................................  42,365,740.000
TOTAL......................................................  71,513,640.991

PROPOSAL 3.I -- PLEDGING, MORTGAGING AND HYPOTHECATING FUND ASSETS

                                                             NO. OF SHARES
                                                             --------------
For........................................................  25,600,348.622
Against....................................................   2,098,874.307
Abstain....................................................   1,448,678.062
Broker Non-votes...........................................  42,365,740.000
TOTAL......................................................  71,513,640.991

MUNDER FUTURE TECHNOLOGY FUND
   Notes to Financial Statements, June 30, 2003 (continued)
--------------------------------------------------------------------------------

PROPOSAL 3.K -- INVESTMENTS FOR CONTROL

                                                             NO. OF SHARES
                                                             --------------
For........................................................  25,786,734.427
Against....................................................   1,903,835.191
Abstain....................................................   1,457,331.373
Broker Non-votes...........................................  42,365,740.000
TOTAL......................................................  71,513,640.991

PROPOSAL 3.O -- MARGIN ACTIVITIES AND SHORT SELLING

                                                             NO. OF SHARES
                                                             --------------
For........................................................  25,631,203.779
Against....................................................   2,119,834.738
Abstain....................................................   1,396,862.474
Broker Non-votes...........................................  42,365,740.000
TOTAL......................................................  71,513,640.991

14. DIRECTORS/TRUSTEES AND OFFICERS (UNAUDITED)

   Information about the Directors/Trustees and executive officers of the Munder Funds, including their business addresses, ages and principal occupations during the past five years, and other current directorships of publicly traded companies or funds, are set forth in the table below. A Director/Trustee is deemed to be a "Non-Interested Director/Trustee" to the extent the Director/Trustee is not an "interested person" of the Munder Funds (as that term is defined in Section 2(a)(19) of the 1940 Act).

                                                                                NUMBER OF
                                                                                PORTFOLIOS
                                                                                 IN FUND
                                                 TERM OF         PRINCIPAL       COMPLEX          OTHER
                              POSITION(S)     OFFICE(1) AND    OCCUPATION(S)     OVERSEEN     DIRECTORSHIPS
                                WITH THE        LENGTH OF       DURING PAST    BY DIRECTOR/      HELD BY
NAME, ADDRESS AND AGE         MUNDER FUNDS    TIME SERVED(2)      5 YEARS        TRUSTEE     DIRECTOR/TRUSTEE
-------------------------------------------------------------------------------------------------------------
NON-INTERESTED
DIRECTORS/TRUSTEES
Charles W. Elliott          Director/Trustee  Indefinite      Consultant,           32       None
c/o The Munder Funds        and Chairman      since 11/89     self-employed
480 Pierce Street                                             (since 7/95);
Suite 300                                                     Senior Advisor
Birmingham, MI 48009                                          to President,
Age 71                                                        Western
                                                              Michigan
                                                              University
                                                              (7/95 to
                                                              12/98).
John Rakolta, Jr.           Director/Trustee  Indefinite      Chairman and          32       None
c/o The Munder Funds        and Vice          since 2/93      Chief Executive
480 Pierce Street           Chairman                          Officer,
Suite 300                                                     Walbridge
Birmingham, MI 48009                                          Aldinger
Age 56                                                        Company
                                                              (construction
                                                              company) (since
                                                              1991).

MUNDER FUTURE TECHNOLOGY FUND
   Notes to Financial Statements, June 30, 2003 (continued)
--------------------------------------------------------------------------------

                                                                                NUMBER OF
                                                                                PORTFOLIOS
                                                                                 IN FUND
                                                 TERM OF         PRINCIPAL       COMPLEX          OTHER
                              POSITION(S)     OFFICE(1) AND    OCCUPATION(S)     OVERSEEN     DIRECTORSHIPS
                                WITH THE        LENGTH OF       DURING PAST    BY DIRECTOR/      HELD BY
NAME, ADDRESS AND AGE         MUNDER FUNDS    TIME SERVED(2)      5 YEARS        TRUSTEE     DIRECTOR/TRUSTEE
-------------------------------------------------------------------------------------------------------------
David J. Brophy             Director/Trustee  Indefinite      Professor of          32       None
c/o The Munder Funds                          since 5/93      Finance,
480 Pierce Street                                             University of
Suite 300                                                     Michigan-
Birmingham, MI 48009                                          Business School
Age 67                                                        (since 8/66).
Joseph E. Champagne         Director/Trustee  Indefinite      Vice President,       32       None
c/o The Munder Funds                          since 11/89     Macomb College
480 Pierce Street                                             (since 2001);
Suite 300                                                     Dean, Macomb
Birmingham, MI 48009                                          College (since
Age 65                                                        9/97).
Thomas D. Eckert            Director/Trustee  Indefinite      Director,             32       None
c/o The Munder Funds                          since 2/93      President and
480 Pierce Street                                             Chief Executive
Suite 300                                                     Officer,
Birmingham, MI 48009                                          Capital
Age 55                                                        Automotive REIT
                                                              (real estate
                                                              investment
                                                              trust
                                                              specializing in
                                                              retail
                                                              automotive
                                                              properties)
                                                              (since 10/97).
John Engler                 Director/Trustee  Indefinite      President of          32       Universal Forest
c/o The Munder Funds                          since 2/03      State and Local                Products, Inc.
480 Pierce Street                                             Government/Vice                (manufacturer
Suite 300                                                     President of                   and distributor
Birmingham, MI 48009                                          Government                     of lumber
Age 54                                                        Solutions for                  products) (since
                                                              North America,                 1/03); Northwest
                                                              Electronic Data                Airlines (since
                                                              Systems Corp.                  4/03).
                                                              (computer
                                                              services)
                                                              (since 1/03);
                                                              Governor of the
                                                              State of
                                                              Michigan (1/91
                                                              to 1/03).

MUNDER FUTURE TECHNOLOGY FUND
   Notes to Financial Statements, June 30, 2003 (continued)
--------------------------------------------------------------------------------

                                                                                NUMBER OF
                                                                                PORTFOLIOS
                                                                                 IN FUND
                                                 TERM OF         PRINCIPAL       COMPLEX          OTHER
                              POSITION(S)     OFFICE(1) AND    OCCUPATION(S)     OVERSEEN     DIRECTORSHIPS
                                WITH THE        LENGTH OF       DURING PAST    BY DIRECTOR/      HELD BY
NAME, ADDRESS AND AGE         MUNDER FUNDS    TIME SERVED(2)      5 YEARS        TRUSTEE     DIRECTOR/TRUSTEE
-------------------------------------------------------------------------------------------------------------
Arthur T. Porter            Director/Trustee  Indefinite      President and         32       None
3990 John R.                                  since 2/01      Chief Executive
Detroit, MI 48201                                             Officer of the
Age 47                                                        Detroit Medical
                                                              Center (since
                                                              3/99);
                                                              Professor with
                                                              Tenure and
                                                              Chairman of
                                                              Radiation
                                                              Oncology of
                                                              Wayne State
                                                              University
                                                              School of
                                                              Medicine (3/91
                                                              to 3/99).

MUNDER FUTURE TECHNOLOGY FUND
   Notes to Financial Statements, June 30, 2003 (continued)
--------------------------------------------------------------------------------

                                                                                NUMBER OF
                                                                                PORTFOLIOS
                                                                                 IN FUND
                                                 TERM OF         PRINCIPAL       COMPLEX          OTHER
                              POSITION(S)     OFFICE(1) AND    OCCUPATION(S)     OVERSEEN     DIRECTORSHIPS
                                WITH THE        LENGTH OF       DURING PAST    BY DIRECTOR/      HELD BY
NAME, ADDRESS AND AGE         MUNDER FUNDS    TIME SERVED(2)      5 YEARS        TRUSTEE     DIRECTOR/TRUSTEE
-------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE
Michael T. Monahan(3)       Director/Trustee  Indefinite      President of          32       CMS Energy
3707 West Maple Rd.                           since 8/00      Monahan                        Corporation
Suite 102                                                     Enterprises,                   (energy company)
Bloomfield Hills, MI 48301                                    LLC (consulting                (since 12/02);
Age 64                                                        company) (since                Guilford Mills,
                                                              6/99); Chairman                Inc. (supplier
                                                              of Munder                      of automotive
                                                              Capital                        textile
                                                              Management                     products) (since
                                                              (investment                    10/02).
                                                              advisor) (10/99
                                                              to 12/00);
                                                              Chairman and
                                                              Chief Executive
                                                              Officer of
                                                              Munder Capital
                                                              Management
                                                              (10/99 to
                                                              12/99);
                                                              President of
                                                              Comerica
                                                              Incorporated
                                                              (bank holding
                                                              company) (6/92
                                                              to 6/99).


-----------------------------------------------------------------------------------------------------------
(1) A Director/Trustee may serve until his death, resignation, removal or retirement. Pursuant to the
    Fund's By-Laws, any Director/Trustee shall retire as Director/Trustee at the end of the calendar year in which he attains the age of 75 years.
(2) Length of time served is measured from the earliest date of service as a Director/Trustee of any of the
    Munder Funds or their predecessors.
(3) Mr. Monahan is an "interested person" of the Fund as defined in the 1940 Act. Mr. Monahan owns stock in
    Comerica.

MUNDER FUTURE TECHNOLOGY FUND
   Notes to Financial Statements, June 30, 2003 (continued)
--------------------------------------------------------------------------------

                                                 TERM OF
NAME,                         POSITION(S)     OFFICE(1) AND
ADDRESS                         WITH THE      LENGTH OF TIME
AND AGE                       MUNDER FUNDS      SERVED(2)     PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
---------------------------------------------------------------------------------------------------------
OFFICERS
James C. Robinson           President         through 2/04;   Chairman and Chief Executive Officer of
480 Pierce Street                             since 5/00      Munder Capital Management (investment
Suite 300                                                     advisor) (since 1/00); Chief Investment
Birmingham, MI 48009                                          Officer/Fixed Income of Munder Capital
Age 42                                                        Management (1/90 to 1/00).
Stephen J. Shenkenberg      Vice              through 2/04;   General Counsel of Munder Capital
480 Pierce Street           President         since 8/00      Management (investment advisor) (since
Suite 300                   and                               7/00); Deputy General Counsel of Strong
Birmingham, MI 48009        Secretary                         Capital Management, Inc. (investment
Age 45                                                        advisor) (12/92 to 7/00).
Peter K. Hoglund            Vice              through 2/04;   Chief Administration Officer of Munder
480 Pierce Street           President         since 2/01      Capital Management (investment advisor)
Suite 300                                                     (since 5/00); Associate of Heartland
Birmingham, MI 48009                                          Industrial Partners (a private equity
Age 37                                                        group) (10/99 to 5/00); Sr. Portfolio
                                                              Manager of Munder Capital Management (1/98
                                                              to 10/99).
Cherie Ugorowski            Treasurer         through 2/04;   Controller of Munder Capital Management
480 Pierce Street                             since 8/01      (investment advisor) (since 6/01);
Suite 300                                                     Corporate Accounting Manager,
Birmingham, MI 48009                                          DaimlerChrysler Corporation (automotive
Age 34                                                        manufacturer) (9/99 to 6/01); Manager,
                                                              Audit and Business Advisory Practice,
                                                              Arthur Andersen LLP (5/95 to 9/99).

------------

(1) The officers are elected annually by the Board.

(2) Length of time served is measured from the earliest date of service as an officer of any of the Munder Funds or their predecessors.

   The Statement of Additional Information for the Fund includes additional information about Directors/Trustees and is available, without charge, upon request, by calling (800) 438-5789.

REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

To the Shareholders of Munder Future Technology Fund and Board of Directors of The Munder Funds, Inc.

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Munder Future Technology Fund (one of the portfolios comprising The Munder Funds, Inc.) (the "Fund") as of June 30, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of June 30, 2003 by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Munder Future Technology Fund portfolio of The Munder Funds, Inc. at June 30, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States.

                                           -s- Ernst & Young LLP

Boston, Massachusetts
August 14, 2003

BOARD OF DIRECTORS
             Charles W. Elliott, Chairman
             John Rakolta, Jr., Vice Chairman
             David J. Brophy
             Joseph E. Champagne
             Thomas D. Eckert
             John Engler
             Michael T. Monahan
             Arthur T. Porter
OFFICERS
             James C. Robinson, President
             Peter K. Hoglund, Vice President
             Stephen J. Shenkenberg, Vice President and Secretary
             Mary Ann Shumaker, Assistant Secretary
             Melanie Mayo West, Assistant Secretary
             Cherie N. Ugorowski, Treasurer
             David W. Rumph, Assistant Treasurer
             Bradford E. Smith, Assistant Treasurer
INVESTMENT ADVISOR & ADMINISTRATOR
             Munder Capital Management
             Munder Capital Center
             480 Pierce Street
             Birmingham, MI 48009
TRANSFER AGENT
             PFPC, Inc.
             4400 Computer Drive
             Westborough, MA 01581
SUB-ADMINISTRATOR & CUSTODIAN
             State Street Bank & Trust Company
             225 Franklin Street
             Boston, MA 02110
DISTRIBUTOR & SUB-ADMINISTRATOR
             Funds Distributor, Inc./BISYS Fund Services, Inc.
             60 State Street
             Boston, MA 02109
LEGAL COUNSEL
             Dechert LLP
             1775 I Street, N.W.
             Washington, D.C. 20006
INDEPENDENT AUDITORS
             Ernst & Young LLP
             200 Clarendon Street
             Boston, MA 02116

ANNFT603

                                                                   ANNUAL REPORT

                                                                   JUNE 30, 2003

                                                                MUNDER MICRO-CAP
                                                                     EQUITY FUND
                                                     Class A, B, C, K & Y Shares
FAMILY OF FUNDS
(covered in separate annual reports)

LARGE-CAP EQUITY             INTERNATIONAL
Multi-Season Growth          International Growth
Index 500                    International Equity
Large-Cap Value              International Bond
                             Emerging Markets
MID- TO MICRO-CAP
EQUITY                       TAXABLE INCOME
MidCap Select                Bond
Small Company Growth         Intermediate Bond
Small-Cap Value              U.S. Government Income
Micro-Cap Equity
                             TAX-FREE INCOME
NICHE/SECTOR EQUITY          Michigan Tax-Free Bond
NetNet(R)                    Tax-Free Bond
Future Technology            Tax-Free Short & Intermediate Bond
Healthcare
Power Plus(R)                MONEY MARKET
Real Estate Equity           Cash Investment
Investment                   Tax-Free Money Market

HYBRID
Balanced

                                                          ---------------------------
                                                            Save paper and receive
                                                                 this document
                                                            electronically. Sign up
                                                          for electronic delivery at
                                                             WWW.MUNDERFUNDS.COM/
                                                                   EDELIVERY
                                                          ---------------------------

(MUNDER FUNDS LOGO)

THE MUNDER FUNDS LETTER TO SHAREHOLDERS

DEAR FELLOW MUNDER FUND SHAREHOLDERS:

   The past year has been a difficult one for all of us who have assets invested in the stock market. The S&P 500(R) Index barely eked out a positive 0.25% return for the 12 months ending June 30. In terms of calendar quarters, the S&P 500(R) moved from a gut-wrenching low of -17.28% for the three months ended September 30, 2002 to a high of 15.40% for the quarter ended June 30, 2003. In contrast, the bond market provided a positive return in each calendar quarter, with the Lehman Brothers Aggregate Bond Index posting a 10.40% return for the year ending June 30.

   At Munder Capital Management, the investment advisor for The Munder Funds, we strive to provide the shareholders of each of our equity, fixed income and money market funds with a disciplined approach to investing, based on sound investment principles rather than the day-to-day fluctuations of the financial markets. While we cannot insulate our mutual funds from the volatility of the financial markets, we do monitor and manage the risk or volatility of each Fund relative to its benchmark. While the specific techniques for managing risk will differ from Fund to Fund, our goal is the same across our entire Fund family: to maximize return for a given level of risk.

   Another characteristic of Munder Capital's investment management style is the team approach to the management of each of our mutual funds. Our staff of equity research and fixed income credit analysts supports the portfolio managers for each Fund. Our goal is to combine the best individual ideas with the synergy created by team interaction. We believe that this collaborative approach is the best way to leverage the talents of our portfolio managers and analysts.

   On the following pages, you will find information and commentary on the relative and absolute performance of the Fund. If you have any questions about your current investments or any of The Munder Funds, please call your financial advisor. You may also contact the Funds at 1-800-4MUNDER or through our Web site at www.munder.com. Thank you for your confidence in The Munder Funds. We value the opportunity to work with you toward meeting your investment objectives.

   Very Truly Yours,

   -s- James C. Robinson

   James C. Robinson

   President, The Munder Funds

   Chairman and CEO, Munder Capital Management

TABLE OF
   CONTENTS
--------------------------------------------------------------------------------

                  II         Management's Discussion of Fund Performance
                  IV         Hypothetical and Total Returns

                  1          Portfolio of Investments
                  8          Statement of Assets and Liabilities
                  10         Statement of Operations
                  11         Statements of Changes in Net Assets
                  12         Statements of Changes in Net Assets -- Capital Stock
                             Activity
                  14         Financial Highlights
                  19         Notes to Financial Statements
                  36         Report of Ernst & Young LLP, Independent Auditors

--------------------------------------------------------------------------------
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY ANY BANK AND
ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD,
OR ANY OTHER AGENCY. ALL MUTUAL FUND SHARES INVOLVE CERTAIN RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

MANAGEMENT'S DISCUSSION OF
   FUND PERFORMANCE
--------------------------------------------------------------------------------

THE PERFORMANCE DATA CONTAINED IN THE FOLLOWING COMMENTARY IS BASED ON CLASS Y SHARES OF THE FUND AND THE PERFORMANCE FOR OTHER CLASSES OF SHARES WILL DIFFER. THE RETURNS FOR THE FUND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR UPON REDEMPTION OF FUND SHARES. PLEASE NOTE THAT ANY INDEX AGAINST WHICH THE FUND IS COMPARED IS NOT AN ACTUAL FUND AND NO EXPENSES ARE NETTED AGAINST ITS RETURNS. YOU CANNOT INVEST DIRECTLY IN AN INDEX. THE RETURNS FOR THE FUND ARE REPORTED AFTER THE DEDUCTION OF ALL EXPENSES. FUND HOLDINGS ARE SUBJECT TO CHANGE. A COMPLETE LIST OF FUND HOLDINGS AS OF JUNE 30, 2003 IS CONTAINED IN THE PORTFOLIO OF INVESTMENTS INCLUDED IN THIS REPORT.

FUND MANAGERS: The Munder Micro-Cap Equity Fund Team

   The Fund earned a return of -4.40% for the year ending June 30, 2003, relative to the 20.54% return for the Wilshire Micro-Cap Index and the -2.54% median return for the Lipper universe of small-cap core mutual funds. Compared to the Lipper universe, the Fund has earned median or above-median returns for the one-month, three-month, six-month, nine-month, two-year and five-year time periods ending June 30.

   It is difficult to find a true benchmark for the Munder Micro-Cap Equity Fund, largely because a significant portion of the universe covered by the Wilshire Micro-Cap Index consists of securities for which there is little or no market. Although the Fund may invest in a wider capitalization range, we typically look for companies with a market capitalization between $50 million and $300 million. Approximately 60% of the 2,794 companies in the Wilshire Micro-Cap Index fall outside of that range. Nevertheless, we do monitor our Fund's return against this benchmark in order to assess how well it is performing, in terms of both risk and return. We also consider its performance relative to other smaller-cap offerings included in the Lipper universe of approximately 215 small-cap core mutual funds, only eight of which have a market capitalization below $300 million.

   The primary reason for the Fund's underperformance, compared to the Wilshire Micro-Cap Index, was the poor relative performance of holdings in a number of sectors, including industrials, healthcare and information technology. An overweight in the consumer discretionary sector also held back relative returns. These negative factors more than offset the positive impact of strong stock selection in the financials sector and an underweight in the materials sector.

   The Fund's three-year earnings per share (EPS) growth rate, based on operating earnings, was 25.99%, compared to an 8.98% growth rate for the Wilshire Micro-Cap Index. Even with this higher growth, the Fund had a more attractive valuation. As of June 30, the Fund's price-to-earnings ratio (P/E), based on the last 12 months' operating earnings, was 16.31, lower than the P/E of 17.21 for the Wilshire Micro-Cap Index.

                      [This Page Intentionally Left Blank]

HYPOTHETICAL AND TOTAL RETURNS

--------------------------------------------------------------------------------

The following graph represents the performance of the Munder Micro-Cap Equity Fund (the "Fund") since the inception of its oldest class of shares, Class Y shares. The chart following the line graph sets forth performance information and the growth of a hypothetical $10,000 investment for each class of shares offered by the Fund. Differing sales charges and expenses of classes not shown in the line graph will have an effect on performance. In addition, the information contained in the chart and table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon the redemption of Fund shares. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. Investment return and principal value of any investment will fluctuate so that an investor's shares, upon redemption, may be worth more or less than original cost. Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends.

MUNDER MICRO-CAP EQUITY FUND

                                   CLASS Y SHARE HYPOTHETICAL
                ----------------------------------------------------------------
                A HYPOTHETICAL ILLUSTRATION OF A $10,000 INITIAL INVESTMENT (GRAPHIC IMAGE)

                                                                                                          LIPPER SMALL CAP CORE
                                                         CLASS Y            WILSHIRE MICRO-CAP INDEX#        FUNDS AVERAGE**
                                                         -------            -------------------------     ---------------------
12/26/96                                                  10000                       10000                       10000
                                                          10120                       10000                       10000
                                                          10600                       10474                       10288
                                                          10910                       10253                       10109
                                                          10130                        9789                        9709
                                                           9780                        9474                        9673
                                                          11260                       10382                       10686
6/30/97                                                   12830                       11052                       11281
                                                          14670                       11620                       11960
                                                          16050                       12119                       12260
                                                          18060                       13252                       13165
                                                          17970                       12791                       12718
                                                          17700                       12546                       12600
                                                          17366                       12419                       12732
                                                          17116                       12331                       12511
                                                          18394                       13083                       13389
                                                          19049                       13724                       14020
                                                          18965                       14016                       14129
                                                          17780                       13328                       13444
6/30/98                                                   17728                       13266                       13308
                                                          16721                       12422                       12354
                                                          12312                        9807                        9988
                                                          12707                       10167                       10446
                                                          13092                       10380                       10895
                                                          14985                       11180                       11483
                                                          16396                       11497                       12088
                                                          16183                       12026                       11956
                                                          15450                       11202                       11051
                                                          14951                       10873                       11017
                                                          17086                       11862                       11908
                                                          17850                       12154                       12251
6/30/99                                                   19401                       13146                       12909
                                                          19518                       13276                       12798
                                                          19687                       12875                       12348
                                                          19400                       12709                       12249
                                                          20133                       12642                       12175
                                                          24126                       14077                       12860
                                                          28693                       16194                       13933
                                                          30202                       17120                       13567
                                                          38039                       21816                       14985
                                                          36160                       19549                       15157
                                                          30042                       16316                       14655
                                                          25773                       14691                       14164
6/30/00                                                   30764                       17667                       15164
                                                          28438                       17291                       14890
                                                          32505                       18342                       16130
                                                          29509                       17675                       15792
                                                          26974                       16381                       15386
                                                          23138                       14684                       14096
                                                          24765                       14889                       15471
                                                          27611                       17169                       16229
                                                          24489                       16144                       15361
                                                          22063                       15503                       14631
                                                          25008                       16472                       15831
                                                          27093                       17872                       16374
6/30/01                                                   28273                       18492                       16806
                                                          26817                       17910                       16386
                                                          25007                       17245                       15934
                                                          21588                       14995                       13966
                                                          24401                       16055                       14703
                                                          26454                       17175                       15706
                                                          28879                       18474                       16695
                                                          28273                       18864                       16587
                                                          26178                       17877                       16290
                                                          29112                       19434                       17526
                                                          29674                       19747                       17693
                                                          29013                       19510                       17070
6/30/02                                                   28086                       19013                       16186
                                                          23597                       16604                       13994
                                                          23277                       16517                       14045
                                                          21114                       15163                       13063
                                                          21621                       15651                       13410
                                                          22481                       17548                       14313
                                                          22603                       16904                       13706
                                                          22427                       17102                       13328
                                                          21289                       16815                       12925
                                                          21168                       17072                       13058
                                                          22923                       18765                       14155
                                                          25371                       21563                       15472
6/30/03                                                   26850                       22909                       15849

--------------------------------------------------------------------------------

                                     GROWTH OF A $10,000 INVESTMENT SINCE INCEPTION
                             --------------------------------------------------------------
                                                                                     LIPPER
                                                                     WILSHIRE     SMALL CAP
CLASS AND                                        WITH    WITHOUT    MICRO-CAP    CORE FUNDS
INCEPTION DATE                                   LOAD       LOAD       INDEX#     AVERAGE**
-------------------------------------------------------------------------------------------
CLASS A
  (12/26/96)                                  $24,994*   $26,443     $22,909      $15,849

CLASS B
  (2/24/97)                                       N/A    $22,933     $22,344      $15,678

CLASS C
  (3/31/97)                                       N/A    $24,912     $23,404      $16,325

CLASS K
  (12/31/96)                                      N/A    $26,141     $22,909      $15,849

CLASS Y
  (12/26/96)                                      N/A    $26,850     $22,909      $15,849

                                              AVERAGE ANNUAL TOTAL RETURNS
                           -------------------------------------------------------------------
                                                                FIVE                     SINCE
                                ONE           ONE      FIVE    YEARS        SINCE    INCEPTION
CLASS AND                      YEAR          YEAR     YEARS    W/OUT    INCEPTION        W/OUT
INCEPTION DATE               W/LOAD    W/OUT LOAD    W/LOAD     LOAD       W/LOAD         LOAD
----------------------------------------------------------------------------------------------
CLASS A
  (12/26/96)                (9.89)%*    (4.66)%      7.17%*    8.39%     15.10%*      16.10%

CLASS B
  (2/24/97)                (10.08)%+    (5.35)%      7.28%+    7.58%        N/A       13.97%

CLASS C
  (3/31/97)                 (6.29)%+    (5.35)%        N/A     7.58%        N/A       15.72%

CLASS K
  (12/31/96)                    N/A     (4.62)%        N/A     8.40%        N/A       15.94%

CLASS Y
  (12/26/96)                    N/A     (4.40)%        N/A     8.66%        N/A       16.38%

------------

 * Reflects the deduction of the maximum sales charge of 5.50% for Class A shares.

 + Based on the declining contingent deferred sales charge (CDSC) schedule described in the prospectus.

 # The Wilshire Micro-Cap Index is an unmanaged index that measures the performance of all stocks in the bottom half of the Wilshire 5000 Index (based on market capitalization). The Wilshire 5000 Index contains all publicly traded U.S. companies, excluding REITs and limited partnerships. Index since inception comparative returns for Class A, Class B, Class C, Class K, and Class Y shares of the Fund are as of 1/1/97, 3/1/97, 4/1/97, 1/1/97, and 1/1/97, respectively.

** The Lipper Small Cap Core Funds Average represents the average performance of a universe of mutual funds that have been in existence since the Fund's inception and are categorized by Lipper Analytical Services, Inc. under the same investment objective as the Fund. Lipper since inception comparative returns for Class A, Class B, Class C, Class K, and Class Y shares of the Fund are as of 1/1/97, 3/1/97, 4/1/97, 1/1/97, and 1/1/97, respectively.

                      [This Page Intentionally Left Blank]

MUNDER MICRO-CAP EQUITY FUND
   Portfolio of Investments, June 30, 2003
--------------------------------------------------------------------------------

SHARES                                                                       VALUE
----------------------------------------------------------------------------------
COMMON STOCKS -- 97.1%
   AIR FREIGHT & LOGISTICS -- 0.1%
   160,000      Velocity Express Corporation+                         $    139,840
                                                                      ------------
   AUTOMOBILES -- 0.3%
    31,000      Monaco Coach Corporation+                                  475,230
                                                                      ------------
   AUTO COMPONENTS -- 3.4%
   148,600      Aftermarket Technology Corporation+                      1,561,786
   211,500      Noble International, Ltd.                                1,808,325
   169,300      Spartan Motors, Inc.                                     1,400,111
                                                                      ------------
                                                                         4,770,222
                                                                      ------------
   BIOTECHNOLOGY -- 2.4%
    62,600      BioReliance Corporation+                                 1,327,120
   126,300      Nabi Biopharmaceuticals+                                   866,418
    73,560      Neogen Corporation+                                      1,249,784
                                                                      ------------
                                                                         3,443,322
                                                                      ------------
   COMMERCIAL BANKS -- 4.2%
    55,000      Bank of the Ozarks, Inc.                                 2,131,800
    30,975      Macatawa Bank Corporation                                  746,188
    48,590      Mercantile Bank Corporation                              1,387,730
    83,250      Prosperity Bancshares, Inc.                              1,602,563
                                                                      ------------
                                                                         5,868,281
                                                                      ------------
   COMMERCIAL SERVICES & SUPPLIES -- 2.8%
    69,900      Exponent, Inc.+                                          1,083,450
   137,500      Right Management Consultants, Inc.+                      1,739,375
   132,900      Team, Inc.+                                              1,063,200
                                                                      ------------
                                                                         3,886,025
                                                                      ------------
   COMMUNICATIONS EQUIPMENT -- 2.1%
    50,700      Digi International, Inc.+                                  291,525
    90,000      REMEC, Inc.+                                               626,400
   200,000      SpectraLink Corporation+                                 1,976,000
    12,300      Stratos Lightwave, Inc.+                                    61,131
                                                                      ------------
                                                                         2,955,056
                                                                      ------------

                       See Notes to Financial Statements.

MUNDER MICRO-CAP EQUITY FUND
   Portfolio of Investments, June 30, 2003 (continued)
--------------------------------------------------------------------------------

SHARES                                                                       VALUE
----------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
   COMPUTERS & PERIPHERALS -- 1.9%
   184,100      Cray, Inc.+                                           $  1,454,390
   141,800      Qualstar Corporation+                                      779,900
    38,285      Rimage Corporation+                                        478,562
                                                                      ------------
                                                                         2,712,852
                                                                      ------------
   CONSTRUCTION & ENGINEERING -- 1.1%
   160,000      The Keith Companies, Inc.+                               1,598,400
                                                                      ------------
   CONSUMER FINANCE -- 0.7%
    97,500      ACE Cash Express, Inc.+                                  1,059,825
                                                                      ------------
   ELECTRONIC EQUIPMENT & INSTRUMENTS -- 6.0%
   124,500      Enerflex Systems Ltd.                                    1,496,847
    89,000      Keithley Instruments, Inc.                               1,286,050
   360,700      Manufacturers' Services Ltd.+                            1,749,395
   141,900      OSI Systems, Inc.+                                       2,278,914
    74,000      TESSCO Technologies, Inc.+                                 510,600
   237,500      TTM Technologies, Inc.+                                  1,113,875
                                                                      ------------
                                                                         8,435,681
                                                                      ------------
   ENERGY EQUIPMENT & SERVICES -- 3.4%
   150,600      NATCO Group, Inc.+                                       1,028,598
   147,600      Pason Systems, Inc.                                      1,513,288
   151,600      Tesco Corporation+                                       1,455,360
    69,300      Willbros Group, Inc.+                                      720,027
                                                                      ------------
                                                                         4,717,273
                                                                      ------------
   FOOD PRODUCTS -- 0.7%
    43,200      Horizon Organic Holding Corporation+                     1,029,456
                                                                      ------------
   GAS UTILITIES -- 1.0%
    90,700      Southwestern Energy Company+                             1,361,407
                                                                      ------------
   HEALTH CARE EQUIPMENT & SUPPLIES -- 5.1%
    54,500      Medical Action Industries, Inc.+                           889,985
   140,800      Merit Medical Systems, Inc.+                             2,813,184
   252,700      OrthoLogic Corporation+                                  1,159,893
    33,700      PolyMedica Corporation++                                 1,543,123
    27,400      Young Innovations, Inc.+                                   780,900
                                                                      ------------
                                                                         7,187,085
                                                                      ------------

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

SHARES                                                                       VALUE
----------------------------------------------------------------------------------
   HEALTH CARE PROVIDERS & SERVICES -- 8.4%
   300,000      Air Methods Corporation+                              $  2,325,000
    23,600      American Healthways, Inc.+                                 852,432
    41,000      Computer Programs and Systems, Inc.                        820,410
   109,100      Horizon Health Corporation+                              1,767,420
    38,900      ICON Plc, ADR+                                           1,237,798
    53,000      IMPAC Medical Systems, Inc.+                             1,106,640
    25,000      LabOne, Inc.+                                              539,000
    62,450      Odyssey Healthcare, Inc.+                                2,310,650
    65,900      U.S. Physical Therapy, Inc.+                               842,202
                                                                      ------------
                                                                        11,801,552
                                                                      ------------
   HOTELS, RESTAURANTS & LEISURE -- 2.4%
    64,600      Champps Entertainment, Inc.+                               324,292
    50,000      Multimedia Games, Inc.+                                  1,275,000
    60,100      Shuffle Master, Inc.+                                    1,766,339
                                                                      ------------
                                                                         3,365,631
                                                                      ------------
   HOUSEHOLD DURABLES -- 5.1%
   168,700      Craftmade International, Inc.                            3,038,118
   150,000      Dominion Homes, Inc.+                                    3,577,500
    20,000      Stanley Furniture Company, Inc.                            548,200
                                                                      ------------
                                                                         7,163,818
                                                                      ------------
   INSURANCE -- 3.9%
   108,000      Hub International Limited                                1,846,800
   447,000      Meadowbrook Insurance Group, Inc.+                       1,416,990
   110,000      Scottish Annuity & Life Holdings Ltd.                    2,223,100
                                                                      ------------
                                                                         5,486,890
                                                                      ------------
   INTERNET SOFTWARE & SERVICES -- 2.4%
    21,000      J2 Global Communications, Inc.+                            965,580
    31,400      RADWARE, Ltd.+                                             552,238
   151,200      webMethods, Inc. +, ++                                   1,229,256
    40,000      Websense, Inc. +                                           626,400
                                                                      ------------
                                                                         3,373,474
                                                                      ------------
   INFORMATION TECHNOLOGY SERVICES -- 1.4%
   101,700      ManTech International Corporation, Class A+              1,950,606
                                                                      ------------
   LEISURE EQUIPMENT & PRODUCTS -- 1.1%
   107,800      MarineMax Incorporated+                                  1,509,200
                                                                      ------------

                       See Notes to Financial Statements.

MUNDER MICRO-CAP EQUITY FUND
   Portfolio of Investments, June 30, 2003 (continued)
--------------------------------------------------------------------------------

SHARES                                                                       VALUE
----------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
   MACHINERY -- 3.2%
    40,000      Actuant Corporation, Class A+                         $  1,892,800
    81,200      Ceradyne, Inc.+                                          1,520,876
    65,000      CIRCOR International, Inc.                               1,158,950
                                                                      ------------
                                                                         4,572,626
                                                                      ------------
   MEDIA -- 1.9%
    40,500      Fidelity National Information Solutions, Inc.+           1,056,240
    86,700      Saga Communications, Inc., Class A+                      1,686,315
                                                                      ------------
                                                                         2,742,555
                                                                      ------------
   METALS & MINING -- 1.3%
   140,000      NN, Inc.                                                 1,772,400
                                                                      ------------
   OIL & GAS -- 0.7%
   183,600      Brigham Exploration Company+                               936,360
                                                                      ------------
   REAL ESTATE -- 8.5%
   112,200      AmeriVest Properties, Inc.                                 702,372
   110,000      Anworth Mortgage Asset Corporation                       1,696,200
   120,000      Corporate Office Properties Trust                        2,031,600
    81,700      Correctional Properties Trust                            2,287,600
    96,900      Newcastle Investment Corporation                         1,897,302
    99,300      One Liberty Properties, Inc.                             1,668,240
   150,800      Orleans Homebuilders, Inc.+                              1,613,560
                                                                      ------------
                                                                        11,896,874
                                                                      ------------
   ROAD & RAIL -- 3.0%
   122,200      Genesee & Wyoming, Inc., Class A+                        2,513,654
    68,300      Mullen Transportation, Inc.                              1,561,719
     3,987      Old Dominion Freight Lines, Inc.+                           86,199
                                                                      ------------
                                                                         4,161,572
                                                                      ------------
   SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 2.6%
    75,000      Diodes, Inc.+                                            1,437,000
   206,800      White Electronic Designs Corporation+                    2,190,012
                                                                      ------------
                                                                         3,627,012
                                                                      ------------
   SOFTWARE -- 0.5%
    75,200      Moldflow Corporation+                                      673,792
                                                                      ------------

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

SHARES                                                                       VALUE
----------------------------------------------------------------------------------
   SPECIALTY RETAIL -- 5.4%
    63,900      A.C. Moore Arts & Crafts, Inc.+                       $  1,279,917
    85,000      Hancock Fabrics, Inc.                                    1,372,750
    42,800      Hibbett Sporting Goods, Inc.+                            1,409,832
   127,000      Lithia Motors, Inc.+                                     2,053,590
    68,000      Party City Corporation+                                    698,360
    37,100      TBC Corporation+                                           706,755
                                                                      ------------
                                                                         7,521,204
                                                                      ------------
   TEXTILES, APPAREL & LUXURY GOODS -- 1.0%
   204,300      Quaker Fabric Corporation                                1,348,380
                                                                      ------------
   THRIFTS & MORTGAGE FINANCE -- 8.0%
   145,600      Accredited Home Lenders Holding Company+                 2,856,672
   166,300      American Home Mortgage Holdings, Inc.                    3,256,154
    81,300      Federal Agricultural Mortgage Corporation, Class
                  C+                                                     1,817,055
    75,000      New Century Financial Corporation++                      3,273,750
                                                                      ------------
                                                                        11,203,631
                                                                      ------------
   TRADING COMPANIES & DISTRIBUTORS -- 0.5%
    36,000      Aceto Corporation                                          669,600
                                                                      ------------
   WIRELESS TELECOMMUNICATION SERVICES -- 0.6%
   320,000      LCC International, Inc., Class A+                          876,800
                                                                      ------------
TOTAL COMMON STOCKS
   (Cost $109,170,002)                                                 136,293,932
                                                                      ------------
WARRANTS -- 0.0%
   COMMERCIAL SERVICES & SUPPLIES -- 0.0%
       320      American Banknote Corporation, Series 1, expires
                  10/01/07, (exercise price: $10.00)+                            0
       320      American Banknote Corporation, Series 2, expires
                  10/01/07, (exercise price: $12.50)+                            0
                                                                      ------------
                                                                                 0
                                                                      ------------
TOTAL WARRANTS
   (Cost $0)                                                                     0
                                                                      ------------

                       See Notes to Financial Statements.

MUNDER MICRO-CAP EQUITY FUND
   Portfolio of Investments, June 30, 2003 (continued)
--------------------------------------------------------------------------------

PRINCIPAL
AMOUNT                                                                       VALUE
----------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 3.2%
   (Cost $4,485,000)
$4,485,000      Agreement with State Street Bank and Trust
                  Company, 0.980% dated 06/30/2003, to be
                  repurchased at $4,485,122 on 07/01/2003,
                  collateralized by $4,460,000 FHLB, 2.500%
                  maturing 03/15/2006 (value $4,578,235)              $  4,485,000
                                                                      ------------


OTHER INVESTMENTS*
   (Cost $29,416,126)                                     21.0%          29,416,126
                                                         -----         ------------
TOTAL INVESTMENTS
   (Cost $143,071,128)                                   121.3%         170,195,058
OTHER ASSETS AND LIABILITIES (NET)                       (21.3)         (29,880,137)
                                                         -----         ------------
NET ASSETS                                               100.0%        $140,314,921
                                                         =====         ============

------------

 * As of June 30, 2003, the market value of the securities on loan is $28,780,631. Cash collateral received for securities loaned of $29,416,126 is invested in 29,416,126 shares of the State Street Navigator Securities Lending Trust-Prime Portfolio.

 + Non-income producing security.

++ A portion of the security is pledged as collateral for call options written.

ABBREVIATIONS:
ADR -- American Depositary Receipt

FHLB -- Federal Home Loan Bank

OPEN OPTION CONTRACTS WRITTEN

                                    NUMBER OF      EXERCISE      EXPIRATION
NAME OF ISSUER                      CONTRACTS       PRICE           DATE          VALUE
-----------------------------------------------------------------------------------------
New Century Financial
  Corporation, Call Options.....        20           $45          11/22/03       $ 10,400
PolyMedica Corporation, Call
  Options.......................       150            40          09/20/03        114,000
webMethods, Inc., Call
  Options.......................       732            15          07/19/03         10,980
                                                                                 --------
                                                                                 $135,380
                                                                                 ========

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

At June 30, 2003 the country diversification of the Munder Micro-Cap Equity Fund was as follows:

                                                           % OF
                                                        NET ASSETS             VALUE
                                                        ----------------------------
COMMON STOCKS:
United States.......................................       88.1%        $123,686,756
Canada..............................................        5.6            7,874,013
Cayman Islands......................................        1.6            2,223,100
Ireland.............................................        0.9            1,237,798
Panama..............................................        0.5              720,027
Israel..............................................        0.4              552,238
                                                          -----         ------------
TOTAL COMMON STOCKS.................................       97.1          136,293,932
WARRANTS............................................        0.0                    0
REPURCHASE AGREEMENT................................        3.2            4,485,000
OTHER INVESTMENTS...................................       21.0           29,416,126
                                                          -----         ------------
TOTAL INVESTMENTS...................................      121.3          170,195,058
OTHER ASSETS AND LIABILITIES (NET)..................      (21.3)         (29,880,137)
                                                          -----         ------------
NET ASSETS:.........................................      100.0%        $140,314,921
                                                          =====         ============

                       See Notes to Financial Statements.

MUNDER MICRO-CAP EQUITY FUND
   Statement of Assets and Liabilities, June 30, 2003
--------------------------------------------------------------------------------

ASSETS:
Investments, at value
  See accompanying schedule:
    Securities (including $28,780,631 of securities
      loaned)...............................................  $165,710,058
    Repurchase agreement....................................     4,485,000
                                                              ------------
Total Investments...........................................   170,195,058
Cash........................................................           777
Interest receivable.........................................           122
Dividends receivable........................................       129,137
Receivable for investment securities sold...................       919,152
Receivable for Fund shares sold.............................       302,257
Prepaid expenses and other assets...........................        43,216
                                                              ------------
      Total Assets..........................................   171,589,719
                                                              ------------
LIABILITIES:
Payable for Fund shares redeemed............................       398,900
Payable for investment securities purchased.................       909,561
Payable upon return of securities loaned....................    29,416,126
Outstanding options written, at value (premiums
  received -- $157,640).....................................       135,380
Investment advisory fees payable............................       113,113
Transfer agency/record keeping fees payable.................        71,562
Distribution fees payable...................................        64,906
Administration fees payable.................................        15,218
Directors' fees and expenses payable........................        14,690
Custody fees payable........................................         4,694
Shareholder servicing fees payable..........................           794
Accrued expenses and other payables.........................       129,854
                                                              ------------
      Total Liabilities.....................................    31,274,798
                                                              ------------
NET ASSETS..................................................  $140,314,921
                                                              ============
Investments, at cost........................................  $143,071,128
                                                              ============

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

NET ASSETS CONSIST OF:
Undistributed net investment income.........................  $     35,146
Accumulated net realized loss on investments sold...........   (24,587,652)
Net unrealized appreciation of investments..................    27,146,190
Par value...................................................        59,884
Paid-in capital in excess of par value......................   137,661,353
                                                              ------------
                                                              $140,314,921
                                                              ============
NET ASSETS:
Class A Shares..............................................  $ 62,026,777
                                                              ============
Class B Shares..............................................  $ 40,547,954
                                                              ============
Class C Shares..............................................  $ 25,174,701
                                                              ============
Class K Shares..............................................  $  3,989,037
                                                              ============
Class Y Shares..............................................  $  8,576,452
                                                              ============
SHARES OUTSTANDING:
Class A Shares..............................................     2,588,955
                                                              ============
Class B Shares..............................................     1,777,543
                                                              ============
Class C Shares..............................................     1,103,009
                                                              ============
Class K Shares..............................................       166,457
                                                              ============
Class Y Shares..............................................       352,410
                                                              ============
CLASS A SHARES:
Net asset value and redemption price per share..............        $23.96
                                                              ============
Maximum sales charge........................................          5.50%
Maximum offering price per share............................        $25.35
                                                              ============
CLASS B SHARES:
Net asset value and offering price per share*...............        $22.81
                                                              ============
CLASS C SHARES:
Net asset value and offering price per share*...............        $22.82
                                                              ============
CLASS K SHARES:
Net asset value, offering price and redemption price per
  share.....................................................        $23.96
                                                              ============
CLASS Y SHARES:
Net asset value, offering price and redemption price per
  share.....................................................        $24.34
                                                              ============

------------

* Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge ("CDSC").

                       See Notes to Financial Statements.

MUNDER MICRO-CAP EQUITY FUND
   Statement of Operations, Year Ended June 30, 2003
--------------------------------------------------------------------------------

INVESTMENT INCOME:
Interest....................................................    $     59,549
Dividends(a)................................................       1,066,670
Securities lending..........................................         100,543
                                                                ------------
      Total Investment Income...............................       1,226,762
                                                                ------------
EXPENSES:
Distribution and shareholder servicing fees:
  Class A Shares............................................         129,916
  Class B Shares............................................         372,268
  Class C Shares............................................         225,439
Shareholder servicing fees:
  Class K Shares............................................          10,013
Investment advisory fees....................................       1,252,323
Transfer agency/record keeping fees.........................         416,838
Administration fees.........................................         170,103
Printing, mailing and solicitation fees.....................         162,799
Legal and audit fees........................................          54,005
Registration and filing fees................................          48,958
Custody fees................................................          45,857
Directors' fees and expenses................................          20,193
Other.......................................................          11,949
                                                                ------------
      Total Expenses........................................       2,920,661
Fees waived by transfer agent...............................         (14,181)
                                                                ------------
Net Expenses................................................       2,906,480
                                                                ------------
NET INVESTMENT LOSS.........................................      (1,679,718)
                                                                ------------
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) from:
  Security transactions.....................................     (19,629,009)
  Options written...........................................         444,847
Net change in unrealized appreciation/(depreciation) of:
  Securities................................................      12,406,633
  Options written...........................................          53,765
                                                                ------------
Net realized and unrealized loss on investments.............      (6,723,764)
                                                                ------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS........    $ (8,403,482)
                                                                ============

------------

(a) Net of foreign withholding taxes of $11,956.

                       See Notes to Financial Statements.

MUNDER MICRO-CAP EQUITY FUND
   Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                         YEAR ENDED       YEAR ENDED
                                                      JUNE 30, 2003    JUNE 30, 2002
                                                      ------------------------------
Net investment loss.................................  $ (1,679,718)    $ (1,778,082)
Net realized loss on investments sold...............   (19,184,162)         (12,164)
Net change in unrealized appreciation/(depreciation)
  of investments....................................    12,460,398          (96,700)
                                                      ------------     ------------
Net decrease in net assets resulting from
  operations........................................    (8,403,482)      (1,886,946)
Net increase/(decrease) in net assets from Fund
  share transactions:
  Class A Shares....................................     6,870,239       22,047,581
  Class B Shares....................................    (4,854,715)      10,066,835
  Class C Shares....................................      (998,438)       9,504,975
  Class K Shares....................................      (908,142)      (1,461,165)
  Class Y Shares....................................    (3,540,005)         911,645
  Shareholder transaction fees......................            --            3,277
                                                      ------------     ------------
Net increase/(decrease) in net assets...............   (11,834,543)      39,186,202
NET ASSETS:
Beginning of year...................................   152,149,464      112,963,262
                                                      ------------     ------------
End of year.........................................  $140,314,921     $152,149,464
                                                      ============     ============
Undistributed/(Accumulated) net investment
  income/(loss).....................................  $     35,146     $     (1,793)
                                                      ============     ============

                       See Notes to Financial Statements.

MUNDER MICRO-CAP EQUITY FUND
   Statements of Changes in Net Assets -- Capital Stock Activity
--------------------------------------------------------------------------------

                                                          YEAR ENDED       YEAR ENDED
                                                       JUNE 30, 2003    JUNE 30, 2002
                                                       ------------------------------
AMOUNT
CLASS A SHARES:
Sold.................................................  $ 45,469,927     $ 80,670,823
Redeemed.............................................   (38,599,688)     (58,623,242)
                                                       ------------     ------------
Net increase.........................................  $  6,870,239     $ 22,047,581
                                                       ============     ============
CLASS B SHARES:
Sold.................................................  $  6,611,194     $ 18,967,729
Redeemed.............................................   (11,465,909)      (8,900,894)
                                                       ------------     ------------
Net increase/(decrease)..............................  $ (4,854,715)    $ 10,066,835
                                                       ============     ============
CLASS C SHARES:
Sold.................................................  $  6,230,061     $ 15,675,090
Redeemed.............................................    (7,228,499)      (6,170,115)
                                                       ------------     ------------
Net increase/(decrease)..............................  $   (998,438)    $  9,504,975
                                                       ============     ============
CLASS K SHARES:
Sold.................................................  $    392,809     $    200,338
Redeemed.............................................    (1,300,951)      (1,661,503)
                                                       ------------     ------------
Net decrease.........................................  $   (908,142)    $ (1,461,165)
                                                       ============     ============
CLASS Y SHARES:
Sold.................................................  $  1,340,169     $  6,828,410
Redeemed.............................................    (4,880,174)      (5,916,765)
                                                       ------------     ------------
Net increase/(decrease)..............................  $ (3,540,005)    $    911,645
                                                       ============     ============

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

                                                          YEAR ENDED       YEAR ENDED
                                                       JUNE 30, 2003    JUNE 30, 2002
                                                       ------------------------------
SHARES
CLASS A SHARES:
Shares authorized ($0.01 par value)..................     10,000,000       10,000,000
                                                         ===========      ===========
Sold.................................................      2,258,553        3,260,900
Redeemed.............................................     (1,907,466)      (2,363,320)
                                                         -----------      -----------
Net increase.........................................        351,087          897,580
                                                         ===========      ===========
CLASS B SHARES:
Shares authorized ($0.01 par value)..................     15,000,000       15,000,000
                                                         ===========      ===========
Sold.................................................        336,093          787,432
Redeemed.............................................       (594,034)        (387,013)
                                                         -----------      -----------
Net increase/(decrease)..............................       (257,941)         400,419
                                                         ===========      ===========
CLASS C SHARES:
Shares authorized ($0.01 par value)..................     10,000,000       10,000,000
                                                         ===========      ===========
Sold.................................................        317,504          643,660
Redeemed.............................................       (377,800)        (266,121)
                                                         -----------      -----------
Net increase/(decrease)..............................        (60,296)         377,539
                                                         ===========      ===========
CLASS K SHARES:
Shares authorized ($0.01 par value)..................     10,000,000       10,000,000
                                                         ===========      ===========
Sold.................................................         19,246            8,045
Redeemed.............................................        (63,731)         (73,626)
                                                         -----------      -----------
Net decrease.........................................        (44,485)         (65,581)
                                                         ===========      ===========
CLASS Y SHARES:
Shares authorized ($0.01 par value)..................     10,000,000       10,000,000
                                                         ===========      ===========
Sold.................................................         66,531          279,021
Redeemed.............................................       (245,049)        (238,087)
                                                         -----------      -----------
Net increase/(decrease)..............................       (178,518)          40,934
                                                         ===========      ===========

                       See Notes to Financial Statements.

MUNDER MICRO-CAP EQUITY FUND(A)
   Financial Highlights, For a Share Outstanding Throughout Each Period
--------------------------------------------------------------------------------

                                                                        A SHARES
                                           ------------------------------------------------------------------
                                                 YEAR          YEAR          YEAR          YEAR          YEAR
                                                ENDED         ENDED         ENDED         ENDED         ENDED
                                           6/30/03(C)    6/30/02(C)    6/30/01(C)    6/30/00(C)    6/30/99(C)
                                           ------------------------------------------------------------------
Net asset value, beginning of period......  $ 25.12       $ 25.38       $ 28.80       $ 18.16        $17.00
                                            -------       -------       -------       -------        ------
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss.......................    (0.20)        (0.27)        (0.31)        (0.32)        (0.18)
Net realized and unrealized gain/(loss) on
 investments..............................    (0.96)         0.01         (2.10)        10.96          1.64
                                            -------       -------       -------       -------        ------
Total from investment operations..........    (1.16)        (0.26)        (2.41)        10.64          1.46
                                            -------       -------       -------       -------        ------
LESS DISTRIBUTIONS:
Distributions from net realized gains.....       --            --         (1.00)           --         (0.30)
Distributions in excess of net realized
 gains....................................       --            --         (0.01)           --            --
                                            -------       -------       -------       -------        ------
Total distributions.......................       --            --         (1.01)           --         (0.30)
                                            -------       -------       -------       -------        ------
Net asset value, end of period............  $ 23.96       $ 25.12       $ 25.38       $ 28.80        $18.16
                                            =======       =======       =======       =======        ======
TOTAL RETURN(B)...........................    (4.66)%       (0.99)%       (8.43)%       58.59%         9.10%
                                            =======       =======       =======       =======        ======
RATIOS TO AVERAGE NET ASSETS/ SUPPLEMENTAL
 DATA:
Net assets, end of period (in 000's)......  $62,027       $56,222       $34,017       $35,960        $9,844
Ratio of operating expenses to average net
 assets...................................     1.98%         1.66%         1.65%         1.68%         1.53%
Ratio of net investment loss to average
 net assets...............................    (1.00)%       (1.12)%       (1.28)%       (1.23)%       (1.21)%
Portfolio turnover rate...................       66%          118%          142%          187%          184%
Ratio of operating expenses to average net
 assets without expense waivers and/or
 reimbursements...........................     1.99%         1.67%         1.65%         1.68%         1.64%

------------

(a) The Munder Micro-Cap Equity Fund Class A Shares and Class B Shares commenced operations on December 26, 1996 and February 24, 1997, respectively.

(b) Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(c) Per share numbers have been calculated using the average shares method.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

                               B SHARES
----------------------------------------------------------------------
          YEAR          YEAR          YEAR          YEAR          YEAR
         ENDED         ENDED         ENDED         ENDED         ENDED
    6/30/03(C)    6/30/02(C)    6/30/01(C)    6/30/00(C)    6/30/99(C)
----------------------------------------------------------------------
     $ 24.10       $ 24.52       $ 28.02       $ 17.84       $ 16.83
     -------       -------       -------       -------       -------
       (0.34)        (0.43)        (0.47)        (0.50)        (0.28)
       (0.95)         0.01         (2.02)        10.68          1.59
     -------       -------       -------       -------       -------
       (1.29)        (0.42)        (2.49)        10.18          1.31
     -------       -------       -------       -------       -------
          --            --         (1.00)           --         (0.30)
          --            --         (0.01)           --            --
     -------       -------       -------       -------       -------
          --            --         (1.01)           --         (0.30)
     -------       -------       -------       -------       -------
     $ 22.81       $ 24.10       $ 24.52       $ 28.02       $ 17.84
     =======       =======       =======       =======       =======
       (5.35)%       (1.67)%       (8.97)%       57.06%         8.29%
     =======       =======       =======       =======       =======
     $40,548       $49,062       $40,095       $45,480       $13,811
        2.73%         2.41%         2.40%         2.43%         2.28%
       (1.75)%       (1.87)%       (2.03)%       (1.98)%       (1.96)%
          66%          118%          142%          187%          184%
        2.74%         2.42%         2.40%         2.43%         2.39%

                       See Notes to Financial Statements.

MUNDER MICRO-CAP EQUITY FUND(A)
   Financial Highlights, For a Share Outstanding Throughout Each Period (continued)
--------------------------------------------------------------------------------

                                                                        C SHARES
                                           ------------------------------------------------------------------
                                                 YEAR          YEAR          YEAR          YEAR          YEAR
                                                ENDED         ENDED         ENDED         ENDED         ENDED
                                           6/30/03(C)    6/30/02(C)    6/30/01(C)    6/30/00(C)    6/30/99(C)
                                           ------------------------------------------------------------------
Net asset value, beginning of period......  $ 24.11       $ 24.53       $ 28.03       $ 17.85        $16.84
                                            -------       -------       -------       -------        ------
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss.......................    (0.34)        (0.44)        (0.47)        (0.50)        (0.28)
Net realized and unrealized gain/(loss) on
 investments..............................    (0.95)         0.02         (2.02)        10.68          1.59
                                            -------       -------       -------       -------        ------
Total from investment operations..........    (1.29)        (0.42)        (2.49)        10.18          1.31
                                            -------       -------       -------       -------        ------
LESS DISTRIBUTIONS:
Distributions from net realized gains.....       --            --         (1.00)           --         (0.30)
Distributions in excess of net realized
 gains....................................       --            --         (0.01)           --            --
                                            -------       -------       -------       -------        ------
Total distributions.......................       --            --         (1.01)           --         (0.30)
                                            -------       -------       -------       -------        ------
Net asset value, end of period............  $ 22.82       $ 24.11       $ 24.53       $ 28.03        $17.85
                                            =======       =======       =======       =======        ======
TOTAL RETURN(B)...........................    (5.35)%       (1.67)%       (8.93)%       56.97%         8.29%
                                            =======       =======       =======       =======        ======
RATIOS TO AVERAGE NET ASSETS/ SUPPLEMENTAL
 DATA:
Net assets, end of period (in 000's)......  $25,175       $28,050       $19,276       $20,588        $6,333
Ratio of operating expenses to average net
 assets...................................     2.73%         2.41%         2.40%         2.43%         2.28%
Ratio of net investment loss to average
 net assets...............................    (1.75)%       (1.87)%       (2.03)%       (1.98)%       (1.96)%
Portfolio turnover rate...................       66%          118%          142%          187%          184%
Ratio of operating expenses to average net
 assets without expense waivers and/or
 reimbursements...........................     2.74%         2.42%         2.40%         2.43%         2.39%

------------

(a) The Munder Micro-Cap Equity Fund Class C Shares and Class K Shares commenced operations on March 31, 1997 and December 31, 1996, respectively.

(b) Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(c) Per share numbers have been calculated using the average shares method.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

                               K SHARES
----------------------------------------------------------------------
          YEAR          YEAR          YEAR          YEAR          YEAR
         ENDED         ENDED         ENDED         ENDED         ENDED
    6/30/03(C)    6/30/02(C)    6/30/01(C)    6/30/00(C)    6/30/99(C)
----------------------------------------------------------------------
      $25.13        $25.37        $28.75        $18.15        $17.00
      ------        ------        ------        ------        ------
       (0.20)        (0.27)        (0.31)        (0.31)        (0.18)
       (0.97)         0.03         (2.06)        10.91          1.63
      ------        ------        ------        ------        ------
       (1.17)        (0.24)        (2.37)        10.60          1.45
      ------        ------        ------        ------        ------
          --            --         (1.00)           --         (0.30)
          --            --         (0.01)           --            --
      ------        ------        ------        ------        ------
          --            --         (1.01)           --         (0.30)
      ------        ------        ------        ------        ------
      $23.96        $25.13        $25.37        $28.75        $18.15
      ======        ======        ======        ======        ======
       (4.62)%       (0.95)%       (8.30)%       58.40%         9.04%
      ======        ======        ======        ======        ======
      $3,989        $5,300        $7,014        $6,393        $2,740
        1.98%         1.66%         1.65%         1.68%         1.53%
       (1.00)%       (1.12)%       (1.28)%       (1.23)%       (1.21)%
          66%          118%          142%          187%          184%
        1.99%         1.67%         1.65%         1.68%         1.64%

                       See Notes to Financial Statements.

MUNDER MICRO-CAP EQUITY FUND(A)
   Financial Highlights, For a Share Outstanding Throughout Each Period (continued)
--------------------------------------------------------------------------------

                                                                     Y SHARES
                                        ------------------------------------------------------------------
                                              YEAR          YEAR          YEAR          YEAR          YEAR
                                             ENDED         ENDED         ENDED         ENDED         ENDED
                                        6/30/03(C)    6/30/02(C)    6/30/01(C)    6/30/00(C)    6/30/99(C)
                                        ------------------------------------------------------------------
Net asset value, beginning of period...  $ 25.46       $ 25.63       $ 28.97       $ 18.27       $ 17.05
                                         -------       -------       -------       -------       -------
INCOME/(LOSS) FROM INVESTMENT
 OPERATIONS:
Net investment loss....................    (0.15)        (0.21)        (0.25)        (0.25)        (0.14)
Net realized and unrealized gain/(loss)
 on investments........................    (0.97)         0.04         (2.08)        10.95          1.66
                                         -------       -------       -------       -------       -------
Total from investment operations.......    (1.12)        (0.17)        (2.33)        10.70          1.52
                                         -------       -------       -------       -------       -------
LESS DISTRIBUTIONS:
Distributions from net realized
 gains.................................       --            --         (1.00)           --         (0.30)
Distributions in excess of net realized
 gains.................................       --            --         (0.01)           --            --
                                         -------       -------       -------       -------       -------
Total distributions....................       --            --         (1.01)           --         (0.30)
                                         -------       -------       -------       -------       -------
Net asset value, end of period.........  $ 24.34       $ 25.46       $ 25.63       $ 28.97       $ 18.27
                                         =======       =======       =======       =======       =======
TOTAL RETURN(B)........................    (4.40)%       (0.66)%       (8.10)%       58.57%         9.43%
                                         =======       =======       =======       =======       =======
RATIOS TO AVERAGE NET ASSETS/
 SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)...  $ 8,576       $13,515       $12,560       $22,737       $17,543
Ratio of operating expenses to average
 net assets............................     1.73%         1.41%         1.40%         1.43%         1.28%
Ratio of net investment loss to average
 net assets............................    (0.75)%       (0.87)%       (1.03)%       (1.02)%       (0.94)%
Portfolio turnover rate................       66%          118%          142%          187%          184%
Ratio of operating expenses to average
 net assets without expense waivers
 and/or reimbursements.................     1.74%         1.42%         1.40%         1.43%         1.39%

------------

(a) The Munder Micro-Cap Equity Fund Class Y Shares commenced operations on December 26, 1996.

(b) Total return represents aggregate total return for the period indicated.

(c) Per share numbers have been calculated using the average shares method.

                       See Notes to Financial Statements.

MUNDER MICRO-CAP EQUITY FUND
   Notes to Financial Statements, June 30, 2003
--------------------------------------------------------------------------------

1. ORGANIZATION

   As of June 30, 2003, the Munder Funds (sometimes referred to as the "Funds") consisted of 32 portfolios, each of which is a series of Munder Series Trust ("MST"), The Munder Funds, Inc. ("MFI"), The Munder Framlington Funds Trust ("MFFT") or The Munder @Vantage Fund ("@Vantage"). Information presented in these financial statements pertains only to the Munder Micro-Cap Equity Fund (the "Fund"), a series of MFI. MFI is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company, and was organized as a Maryland corporation on November 18, 1992. The Fund is classified as a diversified management investment company under the 1940 Act.

   The Fund offers 5 classes of shares -- Class A, Class B, Class C, Class K and Class Y Shares. Financial statements for the other Munder Funds are presented in separate reports.

2. SIGNIFICANT ACCOUNTING POLICIES

   The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

   Security Valuation: Securities are valued at the last quoted sales price on the primary market or exchange where such securities are traded, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price ("NOCP"). Unlisted securities, or securities for which the last quoted sales price or a NOCP is not available, are valued at the mean of the most recently quoted bid and asked prices. Restricted securities, and securities and assets for which market quotations are not readily available, are valued at fair value by a pricing committee, under the guidelines approved by the Board of Directors. Portfolio securities that are primarily traded on foreign securities exchanges are generally valued at the last sale price of such securities on their respective exchanges, except when an occurrence subsequent to the time a value was so established is likely to have changed such value. In such an event, the fair value of those securities will be determined through the consideration of other factors by or in accordance with guidelines approved by the Board of Directors. Debt securities with remaining maturities of 60 days or less at the

MUNDER MICRO-CAP EQUITY FUND
   Notes to Financial Statements, June 30, 2003 (continued)
--------------------------------------------------------------------------------

time of purchase are valued on an amortized cost basis, which approximates current market value, unless the Board of Directors determines that such valuation does not constitute fair value at that time.

   Foreign Currency: The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rates prevailing at the end of each business day. Purchases and sales of investment securities and items of income and expense denominated in foreign currencies are translated on the respective dates of such transactions.

   Unrealized gains and losses resulting from changes in foreign currency exchange rates on all assets and liabilities denominated in foreign currencies other than investment securities are included in the net change in unrealized appreciation/(depreciation) of foreign currency-related transactions.

   Unrealized gains and losses resulting from changes in foreign currency exchange rates on investment securities denominated in foreign currencies are included in the net change in unrealized appreciation/(depreciation) of securities. Net realized gains and losses from foreign currency-related transactions include foreign currency gains and losses between trade date and settlement date on investment security, foreign currency and foreign interest and dividend income transactions. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date of securities denominated in foreign currencies is included in realized gains and losses from security transactions.

   Repurchase Agreements: The Fund may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Fund's holding period. The value of the collateral is at least equal, at all times, to the total amount of the repurchase obligations, including interest. In the event of counterparty default, the Fund has the right to use the collateral to satisfy the terms of the repurchase agreement. However, there could be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of a possible decline in the value of the collateral securities during the period in which the Fund seeks to assert its rights. Munder Capital Management (the "Advisor") reviews the value of the

MUNDER MICRO-CAP EQUITY FUND
   Notes to Financial Statements, June 30, 2003 (continued)
--------------------------------------------------------------------------------

collateral and the creditworthiness of those banks and dealers with which the Fund enters into repurchase agreements to evaluate potential risks.

   Loans of Portfolio Securities: The Fund may lend portfolio securities in an amount up to 25% of the value of its total assets to certain approved borrowers. Each loan is secured by collateral which is adjusted daily to have a market value at least equal to 102% of securities loaned at the close of business on the preceding business day. The Fund may share with the borrower a portion of the income received on collateral for the loan, or will be paid a premium for the loan. The Fund also continues to receive the equivalent of the interest and dividends paid on the loaned securities. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. If the borrower defaults or bankruptcy proceedings commence with respect to the borrower of the security, realization of the value of the securities loaned may be delayed or limited.

   Options: The Fund may write call options and may purchase put options written by others on securities it owns or has the right to acquire. Options may relate to individual securities, stock indices, foreign currencies or futures contracts.

   When the Fund writes a call option, an amount equal to the premium received is recorded as an asset and an equivalent liability. The amount of the liability is adjusted daily to reflect the current market value of the option. If an option written by the Fund expires on its stipulated expiration date, the Fund realizes a gain equal to the premium received for the option. If the Fund enters into a closing purchase transaction on an option written by it, the Fund realizes a gain or loss equal to the difference between the cost of the closing purchase transaction and the premium received when the call was written. If a written call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has realized a gain or loss.

   By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the fund can sell. If security prices fall, the put option can be exercised to offset all or a portion of the Fund's resulting loss. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the securities hedged. When the Fund purchases a put option, the premium paid by the Fund is recorded as an asset. The amount of this asset is adjusted daily to reflect the current market value

MUNDER MICRO-CAP EQUITY FUND
   Notes to Financial Statements, June 30, 2003 (continued)
--------------------------------------------------------------------------------

of the put option. If a put option purchased by the Fund expires unexercised, the Fund realizes a loss equal to the premium paid. If the Fund enters into a closing sale transaction on a put option purchased by it, the Fund will recognize a gain if the premium received by the Fund on the closing transaction exceeds the premium paid to purchase the option. If a put option is exercised, the premium is added to the cost basis of the underlying security in determining whether the Fund has realized a gain or loss.

   Security Transactions, Net Investment Income and Gains and Losses: For purposes of financial statement presentation, security transactions are recorded on a trade date basis. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Certain dividends from foreign securities are recorded as soon as the Fund is informed of the ex-dividend date if such information is obtained subsequent to the ex-dividend date. General expenses of the Munder Funds are allocated to the Fund based upon the relevant driver of such expenses. General expenses, income and realized and unrealized gains and losses of the Fund are then prorated among the share classes based on the relative average net assets of each class.

   Fees Waived by Transfer Agent: The transfer agent has contractually agreed to waive, for the period of its contract with the Fund, a portion of the fee it charges the Fund. The amount of the waiver is equal to the servicing fee it collects from Fund shareholders with account balances below a specified minimum. For the year ending June 30, 2003, such waivers were $14,181 and are reflected as fees waived by transfer agent in the accompanying Statement of Operations.

   Short-Term Trading (Redemption) Fees: Class A, Class B and Class C Shares of the Fund held less than sixty (60) days are subject to a short-term trading fee equal to 2.0% of the proceeds of redeemed shares. The fee, which is retained by the Fund, is accounted for as an addition to paid-in capital. These fees (if any) are shown in the accompanying Statements of Changes in Net Assets as shareholder transaction fees.

   Dividends and Distributions to Shareholders: Dividends from net investment income are declared and paid annually (if available) by the Fund. The Fund's net realized capital gains (including net short-term capital gains), if any, are declared and distributed at least annually. Distributions to shareholders are recorded on the ex-dividend date.

MUNDER MICRO-CAP EQUITY FUND
   Notes to Financial Statements, June 30, 2003 (continued)
--------------------------------------------------------------------------------

   Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund as a whole.

   As determined on June 30, 2003, permanent differences resulting primarily from different book and tax accounting for net operating losses and currency gains and losses were reclassified at year-end. The following reclassifications had no effect on net investment income, net assets or net asset value per share.



UNDISTRIBUTED    ACCUMULATED
NET INVESTMENT   NET REALIZED     PAID-IN
INCOME/(LOSS)    GAIN/(LOSS)      CAPITAL
-------------------------------------------
  $1,716,657        $6,850      $(1,723,507)

   Federal Income Taxes: The Fund intends to continue to qualify as a regulated investment company by complying with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its earnings to its shareholders. Therefore, no Federal income or excise tax provision is required.

3. INVESTMENT ADVISOR, ADMINISTRATOR AND OTHER RELATED PARTY TRANSACTIONS

   For its advisory services, the Advisor is entitled to receive from the Fund a fee, computed daily and payable monthly at an annual rate of 1.00% of the value of its average daily net assets.

   The Advisor is also the administrator for the Munder Funds. In its capacity as administrator, the Advisor is entitled to receive from the Fund a fee, computed daily and payable monthly, based on the aggregate average daily net assets of all of the portfolios of MFI, MFFT, @Vantage and MST, with the exception of the following portfolios of MST: Munder S&P(R) MidCap Index Equity Fund, Munder S&P(R) SmallCap Index Equity Fund, Munder Institutional Government Money Market Fund and Munder Institutional Money Market Fund. The following fee schedule became effective on June 1, 2003:

AGGREGATE NET ASSETS                                            FEE
---------------------------------------------------------------------
First $2.8 billion..........................................  0.1477%
Next $2.2 billion...........................................  0.1377%
Next $5.0 billion...........................................  0.1357%
Next $2.5 billion...........................................  0.0867%
Thereafter..................................................  0.0767%

MUNDER MICRO-CAP EQUITY FUND
   Notes to Financial Statements, June 30, 2003 (continued)
--------------------------------------------------------------------------------

   Prior to June 1, 2003, the fee schedule in effect was as follows:

AGGREGATE NET ASSETS                                           FEE
--------------------------------------------------------------------
First $2.8 billion..........................................  0.141%
Next $2.2 billion...........................................  0.131%
Next $5.0 billion...........................................  0.129%
Next $2.5 billion...........................................  0.080%
Thereafter..................................................  0.070%

   In its capacity as administrator, the Advisor is also entitled to receive a fee from the remaining Munder Funds based on their aggregate average daily net assets.

   For the period from June 1, 2002 through May 31, 2003, the Advisor had agreed to limit to $3.9 million the total amount it could receive in the aggregate from the Munder Funds for its services as administrator, after payment of sub-administration fees to the Munder Funds' sub-administrators. For the period from June 1, 2003 through May 31, 2004, the Advisor has reduced that limit to $3.4 million. For the year ended June 30, 2003, the Advisor earned $170,103 before payment of sub-administration fees and $43,338 after payment of sub-administration fees for its administrative services to the Fund. During the year ended June 30, 2003, the Fund paid an effective rate of 0.1363% for administrative services.

   Comerica Inc. ("Comerica"), through its wholly-owned subsidiary Comerica Bank, owns approximately 98% of the Advisor. Comerica Bank provides certain sub-transfer agency and related services to the Fund. As compensation for the sub-transfer agency and related services provided to the Fund, Comerica Bank receives a fee of 0.01% of the aggregate average daily net assets of the Fund beneficially owned by Comerica Bank and its customers. Comerica Bank earned $663 for its sub-transfer agency and other related services provided to the Fund for the year ended June 30, 2003.

   Each Director/Trustee of MST, MFI and MFFT is paid an aggregate fee for services provided as a Board member of MST, MFI and MFFT. The fee consists of a $68,000 annual retainer ($90,000 for the Chairman) for services in such capacity, plus out-of-pocket expenses related to attendance at Board and Committee meetings. Each Trustee of @Vantage is paid an annual retainer of $4,000 for services provided as a Board member plus out-of-pocket expenses related to attendance at Board and Committee meetings. A Board member who is Chairman of a committee (Audit Committee, Board Process and Compliance Oversight Committee, and/or Nominating Committee) also receives an annual retainer of $3,000 for such service. Directors/Trustees may elect to defer all or a portion of the fees earned under a deferred compensation

MUNDER MICRO-CAP EQUITY FUND
   Notes to Financial Statements, June 30, 2003 (continued)
--------------------------------------------------------------------------------

plan. Under this plan, amounts deferred are valued as if they are invested in one or more of the Munder Funds selected by the Director/Trustee. These amounts are not, however, actually invested in shares of the Munder Funds, and the obligations of MST, MFI, MFFT and @Vantage to make payments of deferred amounts are unsecured general obligations of the Munder Funds. No officer, director or employee of the Advisor, Comerica or any of Comerica's affiliates receives any compensation from MST, MFI, MFFT or @Vantage.

4. DISTRIBUTION AND SERVICE PLAN

   The Fund has a Distribution and Service Plan (the "Plan") with respect to the Class A, Class B, Class C and Class K Shares, that was adopted pursuant to Rule 12b-1 under the 1940 Act except with respect to Class K Shares. Under the Plan, service fees are collected from the Fund primarily to pay securities dealers and other financial institutions and organizations (collectively, the "Service Organizations") who provide shareholder services for the Fund. The Plan also permits payments with respect to Class B and Class C Shares to be made by the Fund to the Distributor or directly to other service providers in connection with the distribution of Fund shares to investors and provision of certain shareholder services (which include but are not limited to the payment of compensation, including compensation to Service Organizations to obtain various distribution-related services for the Fund).

   The maximum rates, as a percentage of average daily net assets, payable under the Plan are as follows:



CLASS A      CLASS B      CLASS C      CLASS K
SHARES       SHARES       SHARES        SHARES
12b-1 FEES   12b-1 FEES   12b-1 FEES   SERVICE FEES
---------------------------------------------------
  0.25%        1.00%        1.00%         0.25%

   No payments are made under the Plan with regard to Class Y Shares.

   Comerica Securities, Inc. ("Comerica Securities"), a wholly-owned subsidiary of Comerica Bank, and Comerica Bank are among the Service Organizations who may receive fees from the Fund under the Plan. For the year ended June 30, 2003, the Fund paid $62 to Comerica Securities and $9,724 to Comerica Bank for shareholder services provided to Class A, Class B, Class C and Class K shareholders.

5. SECURITIES TRANSACTIONS

   Cost of purchases and proceeds from sales of securities other than short-term investments and U.S. Government securities were $81,168,677 and $82,021,944 respectively, for the year ended June 30, 2003.

MUNDER MICRO-CAP EQUITY FUND
   Notes to Financial Statements, June 30, 2003 (continued)
--------------------------------------------------------------------------------

   At June 30, 2003, aggregate gross unrealized appreciation for all securities for which there was an excess of value over tax cost was $32,018,998 and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over value was $5,116,185 and net appreciation for Federal income tax purposes was $26,902,813. At June 30, 2003, aggregate cost for Federal income tax purposes was $143,292,245.

   For the year ended June 30, 2003, the Fund had the following written covered call option contracts:

                                                       NUMBER OF     PREMIUM
                                                       CONTRACTS     AMOUNT
-----------------------------------------------------------------------------
Beginning of year....................................      500      $ 148,495
Written during the year..............................    3,682        746,582
Exercised during the year............................   (1,700)      (292,590)
Expired during the year..............................   (1,580)      (444,847)
                                                        ------      ---------
Balance at end of year...............................      902      $ 157,640
                                                        ======      =========

6. REVOLVING LINE OF CREDIT

   Effective December 18, 2002, the Munder Funds renewed a one-year revolving line of credit with State Street Bank and Trust Company in which the Fund, and other Munder Funds, participate. Borrowings under the line may not exceed the lesser of $75,000,000 or 15% of the value of the total assets of the Fund. Interest is payable on outstanding borrowings at the Federal Funds Rate plus 0.50%. Additionally, the line of credit includes an annual commitment fee equal to 0.10% per annum through December 17, 2003 on the daily amount of the unused commitment. During the year ended June 30, 2003, the Fund did not utilize the revolving line of credit. For the year ended June 30, 2003 total commitment fees for the Fund were $2,464.

7. DISTRIBUTIONS TO SHAREHOLDERS

   At June 30, 2003, the components of distributable earnings on a tax basis were as follows:

     POST
   OCTOBER
 LOSS/CAPITAL     UNREALIZED
LOSS CARRYOVER   APPRECIATION     TOTAL
------------------------------------------
 $(24,321,943)   $26,925,073    $2,603,130

   The differences between book and tax distributable earnings are primarily due to wash sales and different book and tax accounting for Real Estate Investment Trusts.

MUNDER MICRO-CAP EQUITY FUND
   Notes to Financial Statements, June 30, 2003 (continued)
--------------------------------------------------------------------------------

8. INCOME TAX INFORMATION

   As determined at June 30, 2003, the Fund had available for Federal income tax purposes, $12,427,443 of unused capital losses of which $795,006 and $11,632,437 expire in 2009 and 2011, respectively.

   Certain capital losses realized after October 31 within the taxable year may be deferred and treated as occurring on the first day of the following tax year. The Fund has elected to defer net capital losses arising between November 1, 2002 and June 30, 2003 of $11,894,500.

9. SUBSEQUENT EVENT (UNAUDITED)

   On August 12, 2003, the Board of Directors approved a Plan of Reorganization and Redomiciliation providing for (a) the acquisition of all of the assets and the assumption of all of the liabilities of the Fund by a corresponding series ("New Fund") of MST, in exchange for shares of the New Fund and (b) the subsequent liquidation of the Fund. The proposed reorganization and redomiciliation is expected to occur on or about October 30, 2003.

10. SHAREHOLDER MEETING RESULTS (UNAUDITED)

   A Special Meeting of Shareholders ("Special Meeting") of the Fund, a series of MFI, was held on April 28, 2003. The Special Meeting was adjourned to another date in order to permit shareholders further time to respond to the solicitation of proxies. The Special Meeting reconvened on May 28, 2003, was further adjourned, and reconvened again on June 12, 2003. The purpose of the Special Meeting was to ask shareholders to consider the following proposals, which were more fully described in the Proxy Statement dated February 21, 2003.

PROPOSAL 1

   The purpose of this proposal was to elect the Munder Funds Board of Directors/Trustees. The shareholders of the Fund together with the other shareholders of MFI approved the proposal, as did the shareholders of MFT,

MUNDER MICRO-CAP EQUITY FUND
   Notes to Financial Statements, June 30, 2003 (continued)
--------------------------------------------------------------------------------

MFFT and St. Clair Funds, Inc. The names of the Directors/Trustees and the results of the election for MFI are as set forth below.

NOMINEES:                                                          NO. OF SHARES
---------------------------------------------------------------------------------
David J. Brophy..................................  For            161,712,856.879
                                                   Withhold         3,358,664.246
                                                   TOTAL          165,071,521.125
Joseph E. Champagne..............................  For            161,730,165.560
                                                   Withhold         3,341,355.565
                                                   TOTAL          165,071,521.125
Thomas D. Eckert.................................  For            161,748,009.054
                                                   Withhold         3,323,512.071
                                                   TOTAL          165,071,521.125
Charles W. Elliott...............................  For            161,710,698.077
                                                   Withhold         3,360,823.048
                                                   TOTAL          165,071,521.125
John Engler......................................  For            161,554,903.243
                                                   Withhold         3,516,617.882
                                                   TOTAL          165,071,521.125
Michael T. Monahan...............................  For            161,714,778.617
                                                   Withhold         3,356,742.508
                                                   TOTAL          165,071,521.125
Arthur T. Porter.................................  For            161,730,259.765
                                                   Withhold         3,341,261.360
                                                   TOTAL          165,071,521.125
John Rakolta, Jr.................................  For            161,715,763.070
                                                   Withhold         3,355,758.055
                                                   TOTAL          165,071,521.125

PROPOSAL 2

   The purpose of this proposal was to seek approval of an Agreement and Plan of Reorganization and Redomiciliation ("Reorganization Agreement"), pursuant to which the Fund would be reorganized with and into a corresponding series of MST.

   The proposal did not receive a sufficient number of total votes by shareholders of the Fund to pass. The results of the votes are as set forth below.

                                                              NO. OF SHARES
                                                              -------------
For.......................................................    2,385,146.439
Against...................................................       75,114.184
Abstain...................................................       88,615.783
Broker Non-votes..........................................    2,112,442.000
TOTAL.....................................................    4,661,318.406

MUNDER MICRO-CAP EQUITY FUND
   Notes to Financial Statements, June 30, 2003 (continued)
--------------------------------------------------------------------------------

PROPOSAL 3

   The purpose of this proposal was to ask shareholders to amend or eliminate certain fundamental investment restrictions of the Fund. None of the proposals was intended to materially alter the investment risk associated with the Fund or change the way in which it was managed. No part of the proposal received a sufficient number of total votes by shareholders of the Fund to pass. The results of the votes are as set forth below.

PROPOSAL 3.A -- DIVERSIFICATION

                                                              NO. OF SHARES
                                                              -------------
For.......................................................    2,386,895.804
Against...................................................       80,505.169
Abstain...................................................       81,475.433
Broker Non-votes..........................................    2,112,442.000
TOTAL.....................................................    4,661,318.406

PROPOSAL 3.B -- BORROWING

                                                              NO. OF SHARES
                                                              -------------
For.......................................................    2,354,501.654
Against...................................................      108,102.408
Abstain...................................................       86,272.344
Broker Non-votes..........................................    2,112,442.000
TOTAL.....................................................    4,661,318.406

PROPOSAL 3.C -- SENIOR SECURITIES

                                                              NO. OF SHARES
                                                              -------------
For.......................................................    2,358,180.351
Against...................................................      101,213.264
Abstain...................................................       89,482.791
Broker Non-votes..........................................    2,112,442.000
TOTAL.....................................................    4,661,318.406

PROPOSAL 3.D -- UNDERWRITING SECURITIES

                                                              NO. OF SHARES
                                                              -------------
For.......................................................    2,362,628.502
Against...................................................       96,814.408
Abstain...................................................       89,433.496
Broker Non-votes..........................................    2,112,442.000
TOTAL.....................................................    4,661,318.406

MUNDER MICRO-CAP EQUITY FUND
   Notes to Financial Statements, June 30, 2003 (continued)
--------------------------------------------------------------------------------

PROPOSAL 3.E -- REAL ESTATE

                                                              NO. OF SHARES
                                                              -------------
For.......................................................    2,366,273.752
Against...................................................       89,129.266
Abstain...................................................       93,473.388
Broker Non-votes..........................................    2,112,442.000
TOTAL.....................................................    4,661,318.406

PROPOSAL 3.F -- MAKING LOANS

                                                              NO. OF SHARES
                                                              -------------
For.......................................................    2,344,504.291
Against...................................................      107,713.436
Abstain...................................................       96,658.679
Broker Non-votes..........................................    2,112,442.000
TOTAL.....................................................    4,661,318.406

PROPOSAL 3.G -- CONCENTRATION OF INVESTMENTS

                                                              NO. OF SHARES
                                                              -------------
For.......................................................    2,367,301.394
Against...................................................       87,147.713
Abstain...................................................       94,427.299
Broker Non-votes..........................................    2,112,442.000
TOTAL.....................................................    4,661,318.406

PROPOSAL 3.H -- COMMODITIES

                                                              NO. OF SHARES
                                                              -------------
For.......................................................    2,355,369.580
Against...................................................      100,045.654
Abstain...................................................       93,461.172
Broker Non-votes..........................................    2,112,442.000
TOTAL.....................................................    4,661,318.406

PROPOSAL 3.I -- PLEDGING, MORTGAGING AND HYPOTHECATING FUND ASSETS

                                                              NO. OF SHARES
                                                              -------------
For.......................................................    2,348,795.466
Against...................................................      103,474.610
Abstain...................................................       96,606.330
Broker Non-votes..........................................    2,112,442.000
TOTAL.....................................................    4,661,318.406

MUNDER MICRO-CAP EQUITY FUND
   Notes to Financial Statements, June 30, 2003 (continued)
--------------------------------------------------------------------------------

PROPOSAL 3.K -- INVESTMENTS FOR CONTROL

                                                              NO. OF SHARES
                                                              -------------
For.......................................................    2,359,506.363
Against...................................................       90,959.274
Abstain...................................................       98,410.769
Broker Non-votes..........................................    2,112,442.000
TOTAL.....................................................    4,661,318.406

PROPOSAL 3.O -- MARGIN ACTIVITIES AND SHORT SELLING

                                                              NO. OF SHARES
                                                              -------------
For.......................................................    2,351,423.073
Against...................................................      103,873.209
Abstain...................................................       93,580.124
Broker Non-votes..........................................    2,112,442.000
TOTAL.....................................................    4,661,318.406

11. DIRECTORS/TRUSTEES AND OFFICERS (UNAUDITED)

   Information about the Directors/Trustees and executive officers of the Munder Funds, including their business addresses, ages and principal occupations during the past five years, and other current directorships of publicly traded companies or funds, are set forth in the table below. A Director/Trustee is deemed to be a "Non-Interested Director/Trustee" to the extent the Director/Trustee is not an "interested person" of the Munder Funds (as that term is defined in Section 2(a)(19) of the 1940 Act).

                                                                              NUMBER OF
                                                                              PORTFOLIOS
                                                                               IN FUND
                                                 TERM OF        PRINCIPAL      COMPLEX
                                              OFFICE(1) AND   OCCUPATION(S)    OVERSEEN    OTHER DIRECTORSHIPS
                            POSITION(S) WITH    LENGTH OF        DURING      BY DIRECTOR/        HELD BY
NAME, ADDRESS AND AGE       THE MUNDER FUNDS  TIME SERVED(2)  PAST 5 YEARS     TRUSTEE      DIRECTOR/TRUSTEE
--------------------------------------------------------------------------------------------------------------
NON-INTERESTED
 DIRECTORS/TRUSTEES
Charles W. Elliott          Director/Trustee  Indefinite      Consultant,         32       None
c/o The Munder Funds        and Chairman      since 11/89     self-employed
480 Pierce Street                                             (since 7/95);
Suite 300                                                     Senior
Birmingham, MI 48009                                          Advisor to
Age 71                                                        President,
                                                              Western
                                                              Michigan
                                                              University
                                                              (7/95 to
                                                              12/98)

MUNDER MICRO-CAP EQUITY FUND
   Notes to Financial Statements, June 30, 2003 (continued)
--------------------------------------------------------------------------------

                                                                              NUMBER OF
                                                                              PORTFOLIOS
                                                                               IN FUND
                                                 TERM OF        PRINCIPAL      COMPLEX
                                              OFFICE(1) AND   OCCUPATION(S)    OVERSEEN    OTHER DIRECTORSHIPS
                            POSITION(S) WITH    LENGTH OF        DURING      BY DIRECTOR/        HELD BY
NAME, ADDRESS AND AGE       THE MUNDER FUNDS  TIME SERVED(2)  PAST 5 YEARS     TRUSTEE      DIRECTOR/TRUSTEE
--------------------------------------------------------------------------------------------------------------
John Rakolta, Jr.           Director/Trustee  Indefinite      Chairman and        32       None
c/o The Munder Funds        and Vice          since 2/93      Chief
480 Pierce Street           Chairman                          Executive
Suite 300                                                     Officer,
Birmingham, MI 48009                                          Walbridge
Age 56                                                        Aldinger
                                                              Company
                                                              (construction
                                                              company)
                                                              (since 1991)
David J. Brophy             Director/Trustee  Indefinite      Professor of        32       None
c/o The Munder Funds                          since 5/93      Finance,
480 Pierce Street                                             University of
Suite 300                                                     Michigan-
Birmingham, MI 48009                                          Business
Age 67                                                        School (since
                                                              8/66).
Joseph E. Champagne         Director/Trustee  Indefinite      Vice                32       None
c/o The Munder Funds                          since 11/89     President,
480 Pierce Street                                             Macomb
Suite 300                                                     College
Birmingham, MI 48009                                          (since 2001);
Age 65                                                        Dean, Macomb
                                                              College
                                                              (since 9/97).
Thomas D. Eckert            Director/Trustee  Indefinite      Director,           32       None
c/o The Munder Funds                          since 2/93      President and
480 Pierce Street                                             Chief
Suite 300                                                     Executive
Birmingham, MI 48009                                          Officer,
Age 55                                                        Capital
                                                              Automotive
                                                              REIT (real
                                                              estate
                                                              investment
                                                              trust
                                                              specializing
                                                              in retail
                                                              automotive
                                                              properties)
                                                              (since
                                                              10/97).

MUNDER MICRO-CAP EQUITY FUND
   Notes to Financial Statements, June 30, 2003 (continued)
--------------------------------------------------------------------------------

                                                                              NUMBER OF
                                                                              PORTFOLIOS
                                                                               IN FUND
                                                 TERM OF        PRINCIPAL      COMPLEX
                                              OFFICE(1) AND   OCCUPATION(S)    OVERSEEN    OTHER DIRECTORSHIPS
                            POSITION(S) WITH    LENGTH OF        DURING      BY DIRECTOR/        HELD BY
NAME, ADDRESS AND AGE       THE MUNDER FUNDS  TIME SERVED(2)  PAST 5 YEARS     TRUSTEE      DIRECTOR/TRUSTEE
--------------------------------------------------------------------------------------------------------------
John Engler                 Director/Trustee  Indefinite      President of        32       Universal Forest
c/o The Munder Funds                          since 2/03      State and                    Products, Inc.
480 Pierce Street                                             Local                        (manufacturer and
Suite 300                                                     Government/Vice              distributor of
Birmingham, MI 48009                                          President of                 lumber products)
Age 54                                                        Government                   (since 1/03);
                                                              Solutions for                Northwest Airlines
                                                              North                        (since 4/03).
                                                              America,
                                                              Electronic
                                                              Data Systems
                                                              Corp.
                                                              (computer
                                                              services)
                                                              (since 1/03);
                                                              Governor of
                                                              the State of
                                                              Michigan
                                                              (1/91 to
                                                              1/03).
Arthur T. Porter            Director/Trustee  Indefinite      President and       32       None
3990 John R.                                  since 2/01      Chief
Detroit, MI 48201                                             Executive
Age 47                                                        Officer of
                                                              the Detroit
                                                              Medical
                                                              Center (since
                                                              3/99);
                                                              Professor
                                                              with Tenure
                                                              and Chairman
                                                              of Radiation
                                                              Oncology of
                                                              Wayne State
                                                              University
                                                              School of
                                                              Medicine
                                                              (3/91 to
                                                              3/99).

MUNDER MICRO-CAP EQUITY FUND
   Notes to Financial Statements, June 30, 2003 (continued)
--------------------------------------------------------------------------------

                                                                              NUMBER OF
                                                                              PORTFOLIOS
                                                                               IN FUND
                                                 TERM OF        PRINCIPAL      COMPLEX
                                              OFFICE(1) AND   OCCUPATION(S)    OVERSEEN    OTHER DIRECTORSHIPS
                            POSITION(S) WITH    LENGTH OF        DURING      BY DIRECTOR/        HELD BY
NAME, ADDRESS AND AGE       THE MUNDER FUNDS  TIME SERVED(2)  PAST 5 YEARS     TRUSTEE      DIRECTOR/TRUSTEE
--------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE
Michael T. Monahan(3)       Director/Trustee  Indefinite      President of        32       CMS Energy
3707 West Maple Rd.                           since 8/00      Monahan                      Corporation (energy
Suite 102                                                     Enterprises,                 company) (since
Bloomfield Hills, MI 48301                                    LLC                          12/02); Guilford
Age 64                                                        (consulting                  Mills, Inc.
                                                              company)                     (supplier of
                                                              (since 6/99);                automotive textile
                                                              Chairman of                  products) (since
                                                              Munder                       10/02).
                                                              Capital
                                                              Management
                                                              (investment
                                                              advisor)
                                                              (10/99 to
                                                              12/00);
                                                              Chairman and
                                                              Chief
                                                              Executive
                                                              Officer of
                                                              Munder
                                                              Capital
                                                              Management
                                                              (10/99 to
                                                              12/99);
                                                              President of
                                                              Comerica
                                                              Incorporated
                                                              (bank holding
                                                              company)
                                                              (6/92 to
                                                              6/99).

--------------------------------------------------------------------------------------------------------
(1) A Director/Trustee may serve until his death, resignation, removal or retirement. Pursuant to the
    Fund's By-Laws, any Director/Trustee shall retire as Director/Trustee at the end of the calendar year in which he attains the age of 75 years.
(2) Length of time served is measured from the earliest date of service as a Director/Trustee of any of the Munder Funds or their predecessors.
(3) Mr. Monahan is an "interested person" of the Fund as defined in the 1940 Act. Mr. Monahan owns stock in Comerica.

MUNDER MICRO-CAP EQUITY FUND
   Notes to Financial Statements, June 30, 2003 (continued)
--------------------------------------------------------------------------------

                                                     TERM OF
                                                  OFFICE(1) AND
                            POSITION(S) WITH THE    LENGTH OF
NAME, ADDRESS AND AGE           MUNDER FUNDS      TIME SERVED(2)  PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
-------------------------------------------------------------------------------------------------------------
OFFICERS
James C. Robinson           President             through 2/04;   Chairman and Chief Executive Officer of
480 Pierce Street                                 since 5/00      Munder Capital Management (investment
Suite 300                                                         advisor) (since 1/00); Chief Investment
Birmingham, MI 48009                                              Officer/Fixed Income of Munder Capital
Age 42                                                            Management (1/90 to 1/00).
Stephen J. Shenkenberg      Vice President and    through 2/04;   General Counsel of Munder Capital
480 Pierce Street           Secretary             since 8/00      Management (investment advisor) (since
Suite 300                                                         7/00); Deputy General Counsel of Strong
Birmingham, MI 48009                                              Capital Management, Inc. (investment
Age 45                                                            advisor) (12/92 to 7/00).
Peter K. Hoglund            Vice President        through 2/04;   Chief Administration Officer of Munder
480 Pierce Street                                 since 2/01      Capital Management (investment advisor)
Suite 300                                                         (since 5/00); Associate of Heartland
Birmingham, MI 48009                                              Industrial Partners (a private equity
Age 37                                                            group) (10/99 to 5/00); Sr. Portfolio
                                                                  Manager of Munder Capital Management (1/98
                                                                  to 10/99).
Cherie Ugorowski            Treasurer             through 2/04;   Controller of Munder Capital Management
480 Pierce Street                                 since 8/01      (investment advisor) (since 6/01);
Suite 300                                                         Corporate Accounting Manager,
Birmingham, MI 48009                                              DaimlerChrysler Corporation (automotive
Age 34                                                            manufacturer) (9/99 to 6/01); Manager,
                                                                  Audit and Business Advisory Practice,
                                                                  Arthur Andersen LLP (5/95 to 9/99).

------------

(1) The officers are elected annually by the Board.

(2) Length of time served is measured from the earliest date of service as an officer of any of the Munder Funds or their predecessors.

   The Statement of Additional Information for the Fund includes additional information about Directors/Trustees and is available, without charge, upon request, by calling (800) 438-5789.

REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

To the Shareholders of Munder Micro-Cap Equity Fund and
Board of Directors of The Munder Funds, Inc.

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Munder Micro-Cap Equity Fund (one of the portfolios comprising The Munder Funds, Inc.) (the "Fund") as of June 30, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of June 30, 2003 by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Munder Micro-Cap Equity Fund portfolio of The Munder Funds, Inc. at June 30, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States.

                                           -s- Ernst & Young LLP

Boston, Massachusetts
August 14, 2003

                      [This Page Intentionally Left Blank]

BOARD OF DIRECTORS
             Charles W. Elliott, Chairman
             John Rakolta, Jr., Vice Chairman
             David J. Brophy
             Joseph E. Champagne
             Thomas D. Eckert
             John Engler
             Michael T. Monahan
             Arthur T. Porter
OFFICERS
             James C. Robinson, President
             Peter K. Hoglund, Vice President
             Stephen J. Shenkenberg, Vice President and Secretary
             Mary Ann Shumaker, Assistant Secretary
             Melanie Mayo West, Assistant Secretary
             Cherie N. Ugorowski, Treasurer
             David W. Rumph, Assistant Treasurer
             Bradford E. Smith, Assistant Treasurer
INVESTMENT ADVISOR & ADMINISTRATOR
             Munder Capital Management
             Munder Capital Center
             480 Pierce Street
             Birmingham, MI 48009
TRANSFER AGENT
             PFPC, Inc.
             4400 Computer Drive
             Westborough, MA 01581
SUB-ADMINISTRATOR & CUSTODIAN
             State Street Bank & Trust Company
             225 Franklin Street
             Boston, MA 02110
DISTRIBUTOR & SUB-ADMINISTRATOR
             Funds Distributor, Inc./BISYS Fund Services, Inc.
             60 State Street
             Boston, MA 02109
LEGAL COUNSEL
             Dechert LLP
             1775 I Street, N.W.
             Washington, D.C. 20006
INDEPENDENT AUDITORS
             Ernst & Young LLP
             200 Clarendon Street
             Boston, MA 02116

ANNMICRO603

                                                                   ANNUAL REPORT

                                                                   JUNE 30, 2003

                                                           MUNDER NETNET(R) FUND
                                                     Class A, B, C, K & Y Shares
FAMILY OF FUNDS
(covered in separate annual reports)

LARGE-CAP EQUITY             INTERNATIONAL
Multi-Season Growth          International Growth
Index 500                    International Equity
Large-Cap Value              International Bond
                             Emerging Markets
MID- TO MICRO-CAP
EQUITY                       TAXABLE INCOME
MidCap Select                Bond
Small Company Growth         Intermediate Bond
Small-Cap Value              U.S. Government Income
Micro-Cap Equity
                             TAX-FREE INCOME
NICHE/SECTOR EQUITY          Michigan Tax-Free Bond
NetNet(R)                    Tax-Free Bond
Future Technology            Tax-Free Short & Intermediate Bond
Healthcare
Power Plus(R)                MONEY MARKET
Real Estate Equity           Cash Investment
Investment                   Tax-Free Money Market

HYBRID
Balanced

                                                          ---------------------------
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                                                                 this document
                                                            electronically. Sign up
                                                          for electronic delivery at
                                                             WWW.MUNDERFUNDS.COM/
                                                                   EDELIVERY
                                                          ---------------------------

[MUNDER FUNDS LOGO]

THE MUNDER FUNDS LETTER TO SHAREHOLDERS

DEAR FELLOW MUNDER FUND SHAREHOLDERS:

   The past year has been a difficult one for all of us who have assets invested in the stock market. The S&P 500(R) Index barely eked out a positive 0.25% return for the 12 months ending June 30. In terms of calendar quarters, the S&P 500(R) moved from a gut-wrenching low of -17.28% for the three months ended September 30, 2002 to a high of 15.40% for the quarter ended June 30, 2003. In contrast, the bond market provided a positive return in each calendar quarter, with the Lehman Brothers Aggregate Bond Index posting a 10.40% return for the year ending June 30.

   At Munder Capital Management, the investment advisor for The Munder Funds, we strive to provide the shareholders of each of our equity, fixed income and money market funds with a disciplined approach to investing, based on sound investment principles rather than the day-to-day fluctuations of the financial markets. While we cannot insulate our mutual funds from the volatility of the financial markets, we do monitor and manage the risk or volatility of each Fund relative to its benchmark. While the specific techniques for managing risk will differ from Fund to Fund, our goal is the same across our entire Fund family: to maximize return for a given level of risk.

   Another characteristic of Munder Capital's investment management style is the team approach to the management of each of our mutual funds. Our staff of equity research and fixed income credit analysts supports the portfolio managers for each Fund. Our goal is to combine the best individual ideas with the synergy created by team interaction. We believe that this collaborative approach is the best way to leverage the talents of our portfolio managers and analysts.

   On the following pages, you will find information and commentary on the relative and absolute performance of the Fund. If you have any questions about your current investments or any of The Munder Funds, please call your financial advisor. You may also contact the Funds at 1-800-4MUNDER or through our Web site at www.munder.com. Thank you for your confidence in The Munder Funds. We value the opportunity to work with you toward meeting your investment objectives.

   Very Truly Yours,

   -s- James C. Robinson

   James C. Robinson

   President, The Munder Funds

   Chairman and CEO, Munder Capital Management

TABLE OF
   CONTENTS
--------------------------------------------------------------------------------

                  II         Management's Discussion of Fund Performance
                  IV         Hypothetical and Total Returns

                  1          Portfolio of Investments
                  8          Statement of Assets and Liabilities
                  10         Statement of Operations
                  11         Statements of Changes in Net Assets
                  12         Statements of Changes in Net Assets -- Capital Stock
                             Activity
                  14         Financial Highlights
                  19         Notes to Financial Statements
                  38         Report of Ernst & Young LLP, Independent Auditors

--------------------------------------------------------------------------------
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY ANY BANK AND
ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD,
OR ANY OTHER AGENCY. ALL MUTUAL FUND SHARES INVOLVE CERTAIN RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

MANAGEMENT'S DISCUSSION OF
   FUND PERFORMANCE
--------------------------------------------------------------------------------

THE PERFORMANCE DATA CONTAINED IN THE FOLLOWING COMMENTARY IS BASED ON CLASS Y SHARES OF THE FUND AND THE PERFORMANCE FOR OTHER CLASSES OF SHARES WILL DIFFER. THE RETURNS FOR THE FUND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR UPON REDEMPTION OF FUND SHARES. PLEASE NOTE THAT ANY INDEX AGAINST WHICH THE FUND IS COMPARED IS NOT AN ACTUAL FUND AND NO EXPENSES ARE NETTED AGAINST ITS RETURNS. YOU CANNOT INVEST DIRECTLY IN AN INDEX. THE RETURNS FOR THE FUND ARE REPORTED AFTER THE DEDUCTION OF ALL EXPENSES. FUND HOLDINGS ARE SUBJECT TO CHANGE. A COMPLETE LIST OF FUND HOLDINGS AS OF JUNE 30, 2003 IS CONTAINED IN THE PORTFOLIO OF INVESTMENTS INCLUDED IN THIS REPORT.

FUND MANAGERS: The Munder NetNet Fund Team

   The Fund earned a return of 37.16% for the year ending June 30, 2003, compared to the 36.10% return for the Inter@ctive Week Internet Index, the 44.08% return for the Morgan Stanley Internet Index and the 6.15% median return for the Lipper universe of science and technology mutual funds. Compared to its Lipper universe, the Fund has earned a median or above-median return for the one-month, three-month, six-month, nine-month, one-year and two-year time periods ending June 30.

   Internet stocks had double-digit returns in both the fourth quarter of 2002 and the second quarter of 2003, resulting in strong absolute Fund returns for the year ended June 30. The Fund also posted strong relative returns compared to its benchmarks, due largely to its sector weightings. The Fund's overweight in the Internet software and services sector, relative to its Morgan Stanley Internet Index benchmark, made the largest positive contribution to the Fund's return for the year. An underweight in the software, computers and peripherals, diversified telecommunication services and media also contributed to the Fund's relative strength. The positive impact of the weightings in these sectors more than offset the negative impact of an underweight in the information technology services and healthcare providers and services sectors.

   Sector allocation was important in outweighing relative weakness in the returns of individual holdings in certain sectors. The relative strength of holdings in the Internet software and services sector, particularly Yahoo! and Hotels.com (merged into InterActiveCorp in June 2003), as well as strength in the capital markets sector was offset by weakness in the communications equipment and Internet and catalog retail sectors.

   In the communications equipment sector of the Fund, an overweighted position in Brocade Communications Systems, which was sold from the Fund prior to June 30, held back returns. Relative weakness in the Internet and catalog retail sector came from the Fund's holding of 1-800-FLOWERS.COM, Inc., which is not represented in the Morgan Stanley Internet Index. An underweight in Amazon.com, Inc., which had a very strong return for the year, also held back returns in this sector.

                      [This Page Intentionally Left Blank]

HYPOTHETICAL AND TOTAL RETURNS

--------------------------------------------------------------------------------

The following graph represents the performance of the Munder NetNet Fund (the "Fund") since the inception of its oldest class of shares, the Class A shares. The chart following the line graph sets forth performance information and the growth of a hypothetical $10,000 investment for each class of shares offered by the Fund. Differing sales charges and expenses of classes not shown in the line graph will have an effect on performance. In addition, the information contained in the chart and table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon the redemption of Fund shares. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. Investment return and principal value of any investment will fluctuate so that an investor's shares, upon redemption, may be worth more or less than original cost. Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends.

MUNDER NETNET FUND

                                   CLASS A SHARE HYPOTHETICAL
                ----------------------------------------------------------------
                A HYPOTHETICAL ILLUSTRATION OF A $10,000 INITIAL INVESTMENT (GRAPHIC IMAGE)

                                                                                          INTER@ACTIVE/MORGAN   LIPPER SCIENCE &
                               CLASS A - 5.50%                        INTER@CTIVE WEEK     STANLEY INTERNET     TECHNOLOGY FUNDS
                               FRONT-END LOAD      S&P 500 INDEX#      INTERNET INDEX#          INDEX#              AVERAGE**
                               ---------------     --------------     ----------------    -------------------   ----------------
8/19/96                             10000               10000               10000                 10000               10000
8/31/96                              9715               10000               10000                 10000               10000
                                    11794               10562               11447                 11447               11019
                                    12191               10851               10899                 10899               10865
                                    12323               11675               11957                 11957               11808
                                    12248               11446               10993                 10993               11504
                                    12073               12157               11704                 11704               12248
                                    11211               12255                9650                  9650               11210
                                     9903               11746                8837                  8837               10431
                                    10290               12447                8885                  8885               10771
                                    12393               13211               11128                 11128               12198
6/30/97                             12393               13800               10739                 10739               12359
                                    14193               14896               12733                 12733               13977
                                    14272               14068               12356                 12356               13963
                                    16335               14839               13011                 13011               14667
                                    16567               14343               12148                 12148               13408
                                    16151               15007               11909                 11909               13305
                                    15974               15265               11723                 11723               13002
                                    16817               15435               12422                 12422               13341
                                    18526               16548               13705                 13705               14882
                                    20211               17395               14016                 14016               15333
                                    21178               17571               14675                 14675               15942
                                    19682               17268               14301                 14301               14818
6/30/98                             23202               17969               17266                 17266               15966
                                    22515               17779               17266                 17266               15714
                                    17075               15208               13698                 13698               12566
                                    19942               16183               16852                 16852               14196
                                    20909               17499               18008                 18008               15270
                                    27239               18559               22445                 22445               17220
                                    31616               19628               28889                 28889               20013
                                    42558               20449               35834                 41598               23090
                                    40396               19813               32914                 40096               21015
                                    48722               20605               41310                 56692               23385
                                    51372               21402               44904                 63625               24089
                                    45074               20897               40225                 57135               23795
6/30/99                             50253               22057               42277                 65049               26634
                                    44735               21369               37622                 55747               26365
                                    45644               21262               40109                 59549               27691
                                    48510               20680               43678                 66802               28469
                                    53220               21989               48138                 75613               31524
                                    64657               22435               59162                 96081               36741
                                    87158               23756               77502                137848               45871
                                    86321               22564               72154                136083               45091
                                   107410               22137               84933                158170               57284
                                    98892               24302               84007                146323               55021
                                    79094               23571               69247                114541               48545
                                    66083               23088               56955                 92721               42749
6/30/00                             79871               23656               66957                102642               49653
                                    75674               23287               65725                 95365               47280
                                    85437               24733               75728                109851               54561
                                    74441               23427               67936                 90616               49034
                                    61793               23328               59335                 72158               43787
                                    42149               21490               42638                 46866               32700
                                    39897               21595               37799                 39686               31977
                                    43884               22362               42036                 44262               35207
                                    30627               20323               29089                 31869               25620
                                    23642               19034               22643                 23350               21467
                                    28570               20513               26990                 28065               25735
                                    28237               20651               26426                 28121               24631
6/30/01                             28319               20149               25546                 27033               24397
                                    23978               19951               22754                 21740               22267
                                    19187               18702               18069                 16557               19417
                                    14845               17191               13834                 12022               15163
                                    17155               17520               16213                 15247               17599
                                    20039               18863               19935                 18474               20317
                                    20660               19029               19728                 19107               20514
                                    19959               18752               18604                 18253               20177
                                    16708               18390               14926                 15289               17407
                                    17891               19081               16330                 16405               19057
                                    14731               17925               13525                 13441               16740
                                    13341               17792               12984                 12324               15750
6/30/02                             12247               16525               11089                 10476               13637
                                    10729               15236                9565                  9057               12145
                                    10534               15337                9764                  9208               11787
                                     9489               13670                8481                  7857               10022
                                    11500               14873               10499                 10297               11698
                                    13292               15749               13023                 12737               13663
                                    11453               14823               11218                 10917               11806
                                    11442               14434               11305                 11152               11766
                                    11430               14218               11267                 11014               11820
                                    12235               14356               11348                 11331               11769
                                    14039               15539               12655                 12916               12948
                                    16450               16358               14655                 15176               14557
6/30/03                             16750               16567               15093                 15093               14650

--------------------------------------------------------------------------------

                                    GROWTH OF A $10,000 INVESTMENT SINCE INCEPTION
                      --------------------------------------------------------------------------
                                                                      INTER@CTIVE/        LIPPER
                                                       INTER@CTIVE          MORGAN     SCIENCE &
                                                S&P           WEEK         STANLEY    TECHNOLOGY
CLASS AND                WITH    WITHOUT     500(R)       INTERNET        INTERNET         FUNDS
INCEPTION DATE           LOAD       LOAD     INDEX#         INDEX#          INDEX#     AVERAGE**
------------------------------------------------------------------------------------------------
CLASS A
  (8/19/96)           $16,750*   $17,721    $16,567      $15,093        $15,093        $14,650
CLASS B
  (6/1/98)            $ 8,323+   $ 8,405    $ 9,594      $10,554        $10,554        $ 9,887
CLASS C
  (11/3/98)               N/A    $ 7,545    $ 9,468      $ 8,381        $ 8,381        $ 9,594
CLASS K
  (4/30/02)               N/A    $11,719    $ 9,242      $11,160        $11,229        $ 8,752
CLASS Y
  (6/1/98)                N/A    $ 8,857    $ 9,594      $10,554        $10,554        $ 9,887

                                              AVERAGE ANNUAL TOTAL RETURNS
                         -----------------------------------------------------------------------
                                                                                           SINCE
                            ONE           ONE       FIVE          FIVE        SINCE    INCEPTION
CLASS AND                  YEAR          YEAR      YEARS         YEARS    INCEPTION        W/OUT
INCEPTION DATE           W/LOAD    W/OUT LOAD     W/LOAD    W/OUT LOAD       W/LOAD         LOAD
------------------------------------------------------------------------------------------------
CLASS A
  (8/19/96)              29.26%*     36.77%      (7.37)%*    (6.31)%         7.80%*      8.69%
CLASS B
  (6/1/98)               30.78%+     35.78%      (7.38)%+    (7.01)%       (3.55)%+    (3.36)%
CLASS C
  (11/3/98)              34.75%+     35.75%          N/A         N/A           N/A     (5.87)%
CLASS K
  (4/30/02)                 N/A      36.87%          N/A         N/A           N/A      14.52%
CLASS Y
  (6/1/98)                  N/A      37.16%          N/A     (6.04)%           N/A     (2.36)%

------------

 * Reflects the deduction of the maximum sales charge of 5.50% for Class A shares.

 + Based on the declining contingent deferred sales charge (CDSC) schedule described in the prospectus.

 # The S&P 500(R) Index is a widely recognized unmanaged index that measures the performance of the large-cap sector of the U.S. stock market. The Inter@ctive Week Internet Index is a modified capitalization-weighted index of companies involved with providing digital interactive services, developing and marketing digital interactive software, and manufacturing digital interactive hardware. The Morgan Stanley Internet Index is an equal-weighted index composed of leading American companies drawn from eight Internet subsectors that are driving the growth of Internet usage. This index was created on January 1, 1999. Performance for earlier periods is that of the Inter@ctive Week Internet Index. Index since inception comparative returns for Class A, Class B, Class C, Class K, and Class Y shares of the Fund are as of 9/1/96, 6/1/98, 11/1/98, 5/1/02, and 6/1/98, respectively.

** The Lipper Science and Technology Funds Average represents the average performance of a universe of mutual funds that have been in existence since the Fund's inception and are categorized by Lipper Analytical Services, Inc. under the same investment objective as the Fund. Lipper since inception comparative returns for Class A, Class B, Class C, Class K, and Class Y shares of the Fund are as of 9/1/96, 6/1/98, 11/1/98, 5/1/02, and 6/1/98,
   respectively.

                      [This Page Intentionally Left Blank]

MUNDER NETNET FUND
   Portfolio of Investments, June 30, 2003
--------------------------------------------------------------------------------

SHARES                                                                        VALUE
-----------------------------------------------------------------------------------
COMMON STOCKS -- 90.0%
   CAPITAL MARKETS -- 4.4%
  4,640,000      E*TRADE Group, Inc.+                                $   39,440,000
                                                                     --------------
   COMMERCIAL SERVICES & SUPPLIES -- 5.1%
    129,000      Apollo Group, Inc., University of Phoenix
                   Online+                                                6,540,300
  1,252,600      DiamondCluster International, Inc.+                      4,647,146
  1,752,800      Monster Worldwide, Inc.+                                34,582,744
                                                                     --------------
                                                                         45,770,190
                                                                     --------------
   COMMUNICATIONS EQUIPMENT -- 4.1%
  1,547,300      Cisco Systems, Inc.+                                    25,824,437
    137,995      Finisar Corporation+                                       213,892
    384,000      NetScreen Technologies, Inc.+                            8,659,200
    121,400      Nokia AB Oyj                                             2,002,443
     45,000      Nokia Corporation, ADR                                     739,350
                                                                     --------------
                                                                         37,439,322
                                                                     --------------
   COMPUTERS & PERIPHERALS -- 6.0%
    100,000      ActivCard Corporation+                                     940,000
    158,000      Apple Computer, Inc.+                                    3,020,960
    654,000      Dell Computer Corporation+                              20,901,840
  1,600,700      EMC Corporation+                                        16,759,329
    756,000      Network Appliance, Inc.+                                12,254,760
                                                                     --------------
                                                                         53,876,889
                                                                     --------------
   DIVERSIFIED TELECOMMUNICATION SERVICES -- 0.1%
        300      Nippon Telegraph & Telephone Corporation                 1,178,924
                                                                     --------------
   ELECTRONIC EQUIPMENT & INSTRUMENTS -- 0.5%
        500      Kubotek Corporation+                                       909,432
     17,000      Kyocera Corporation                                        974,428
    259,000      Venture Corporation Ltd.                                 2,368,252
                                                                     --------------
                                                                          4,252,112
                                                                     --------------
   INTERNET & CATALOG RETAIL -- 11.6%
  1,541,100      1-800-FLOWERS.COM, Inc.+, ++                            12,698,664
    419,000      Amazon.com, Inc.+                                       15,289,310
    404,250      eBay, Inc.+                                             42,114,765
    790,280      InterActiveCorp+                                        31,271,380
    133,000      Netflix, Inc.+                                           3,398,150
                                                                     --------------
                                                                        104,772,269
                                                                     --------------

                       See Notes to Financial Statements.

MUNDER NETNET FUND
   Portfolio of Investments, June 30, 2003 (continued)
--------------------------------------------------------------------------------

SHARES                                                                        VALUE
-----------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
   INTERNET SOFTWARE & SERVICES -- 37.3%
    174,000      aQuantive, Inc.+                                    $    1,827,000
    753,000      Autobytel, Inc.+                                         4,698,720
     56,000      Bankrate, Inc.+                                            678,720
  4,308,113      CNET Networks, Inc.+                                    26,839,544
  1,205,800      Digital Insight Corporation+                            22,970,490
    485,000      Digital River, Inc.+                                     9,360,500
  5,336,300      DoubleClick, Inc.+                                      49,360,775
    247,000      ebookers PLC+                                            1,824,951
    128,000      eUniverse, Inc.+                                           128,000
    691,342      Expedia, Inc.+                                          52,804,702
  1,408,000      Internet Security Systems, Inc.+                        20,401,920
  1,508,000      lastminute.com PLC+                                      4,386,931
    123,000      Netease.com, Inc., ADR+                                  4,484,580
    243,000      SINA Corporation+                                        4,940,190
    182,000      Sohu.com, Inc.+                                          6,217,120
  2,445,700      SportsLine.com, Inc.+, ++                                5,123,742
    280,000      Ubizen+                                                    402,588
    222,000      United Online, Inc.+                                     5,625,480
  3,248,550      VeriSign, Inc.+                                         44,927,446
    517,000      webMethods, Inc.+                                        4,203,210
    283,800      Websense, Inc.+                                          4,444,308
  1,847,840      Yahoo!, Inc.+                                           60,535,238
                                                                     --------------
                                                                        336,186,155
                                                                     --------------
   INFORMATION TECHNOLOGY SERVICES -- 0.1%
        250      Net One Systems Co. Ltd.                                 1,228,568
                                                                     --------------
   MACHINERY -- 0.1%
    195,000      NGK Insulators Ltd.                                      1,083,559
                                                                     --------------
   MEDIA -- 4.6%
  1,661,500      AOL Time Warner, Inc.+                                  26,733,535
     96,000      British Sky Broadcasting Group PLC+                      1,065,526
    313,000      Getty Images, Inc.+                                     12,926,900
     30,000      Grupo Televisa SA, ADR                                   1,035,000
                                                                     --------------
                                                                         41,760,961
                                                                     --------------

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

SHARES                                                                        VALUE
-----------------------------------------------------------------------------------
   SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 0.5%
    385,000      Applied Micro Circuits Corporation+                 $    2,329,250
    100,000      Broadcom Corporation, Class A+                           2,491,000
                                                                     --------------
                                                                          4,820,250
                                                                     --------------
   SOFTWARE -- 13.7%
     55,000      Capcom Co. Ltd.                                            568,103
  1,493,885      Check Point Software Technologies Ltd.+                 29,205,452
     41,000      Macromedia, Inc.+                                          862,640
  1,524,900      Micromuse, Inc.+                                        12,183,951
  1,385,000      Microsoft Corporation                                   35,469,850
  1,426,000      Oracle Corporation+                                     17,140,520
    700,000      Orchestream Holdings PLC+                                   69,422
     13,425      SAP AG                                                   1,585,904
    200,000      SurfControl PLC+                                         2,088,837
    734,100      The Sage Group PLC                                       1,965,699
  2,201,000      TIBCO Software, Inc.+                                   11,203,090
    382,400      VERITAS Software Corporation+                           10,963,408
                                                                     --------------
                                                                        123,306,876
                                                                     --------------
   THRIFTS & MORTGAGE FINANCE -- 1.3%
    863,000      NetBank, Inc.                                           11,357,080
                                                                     --------------
   WIRELESS TELECOMMUNICATION SERVICES -- 0.6%
        450      KDDI Corporation                                         1,745,860
    735,000      mm02 PLC+                                                  689,446
    400,000      Telecom Italia Mobile SpA                                1,973,829
    710,000      Vodafone Group PLC                                       1,390,668
                                                                     --------------
                                                                          5,799,803
                                                                     --------------
TOTAL COMMON STOCKS
   (Cost $1,288,788,062)                                                812,272,958
                                                                     --------------
LIMITED PARTNERSHIPS -- 0.8%
   INTERNET SOFTWARE & SERVICES -- 0.1%
  1,916,082      @Ventures Expansion Fund, L.P.+, **                        443,090
  2,848,467      @Ventures III+, **                                          67,771
                                                                     --------------
                                                                            510,861
                                                                     --------------
   INFORMATION TECHNOLOGY SERVICES -- 0.1%
    723,520      Trident Capital Fund V, L.P.+, **                          534,913
                                                                     --------------

                       See Notes to Financial Statements.

MUNDER NETNET FUND
   Portfolio of Investments, June 30, 2003 (continued)
--------------------------------------------------------------------------------

SHARES                                                                        VALUE
-----------------------------------------------------------------------------------
LIMITED PARTNERSHIPS (CONTINUED)
   TECHNOLOGY HARDWARE & EQUIPMENT -- 0.6%
 11,000,000      Blue Stream Ventures, L.P.+, ++, **                 $    3,766,961
  2,375,000      NEA X Ltd.+, **                                          1,682,569
                                                                     --------------
                                                                          5,449,530
                                                                     --------------
TOTAL LIMITED PARTNERSHIPS
   (Cost $17,766,783)                                                     6,495,304
                                                                     --------------
PREFERRED STOCKS -- 0.3%
   INTERNET SOFTWARE & SERVICES -- 0.3%
     85,719      Mainstream Data Services, Inc.+, **                        456,266
  1,105,552      Webcenter Solutions ASA+, **                             1,868,585
                                                                     --------------
                                                                          2,324,851
                                                                     --------------
TOTAL PREFERRED STOCKS
   (Cost $10,213,440)                                                     2,324,851
                                                                     --------------
INVESTMENT COMPANY SECURITIES -- 2.1%
   (Cost $17,052,552)
    626,100      Nasdaq-100 Trust, Series 1+                             18,751,695
                                                                     --------------
WARRANTS -- 0.3%
   (Cost $402,170)
   INTERNET SOFTWARE & SERVICES -- 0.3%
     55,680      Expedia, Inc., expires 02/04/09, (exercise
                   price: $26.00)+                                        3,036,787
                                                                     --------------
PRINCIPAL
AMOUNT
-----------
REPURCHASE AGREEMENT -- 6.8%
   (Cost $61,580,000)
$61,580,000      Agreement with State Street Bank and Trust
                   Company, 0.980% dated 06/30/2003, to be
                   repurchased at $61,581,676, on 07/01/2003,
                   collateralized by $13,330,000 FHLMC, 5.000%
                   maturing 05/15/2004 (value $13,854,869) and
                   $36,880,000 FNMA, 7.125% maturing 01/15/2030
                   (value $48,966,350)                                   61,580,000
                                                                     --------------

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

                                                                              VALUE
-----------------------------------------------------------------------------------
OTHER INVESTMENTS*
   (Cost $233,445,359)                                  25.9%        $  233,445,359
                                                       -----         --------------
TOTAL INVESTMENTS
   (Cost $1,629,248,366)                               126.2%         1,137,906,954
OTHER ASSETS AND LIABILITIES (NET)                     (26.2)          (236,035,501)
                                                       -----         --------------
NET ASSETS                                             100.0%        $  901,871,453
                                                       =====         ==============

------------

 * As of June 30, 2003 the market value of the securities on loan is $230,787,863. Cash collateral received for securities loaned includes, $43,866,000 in a State Street Time Deposit, $40,469,000 in a State Street Repurchase Agreement, $105,244,633 invested in 105,244,633 shares of the State Street Navigator Securities Lending Trust-Prime Portfolio, $43,864,790 invested in 43,864,790 shares of the SSGA Prime Money Market Fund and the remaining $936 invested in 936 shares of the SSGA U.S. Treasury Money Market Fund.

** Restricted security, which is subject to restrictions on resale under federal securities laws. These securities may only be resold upon registration under federal securities laws or in transactions exempt from such registration. The Munder NetNet Fund may not invest more than 15% of its net assets in illiquid securities including restricted securities and does not have the right to demand that such securities be registered. At June 30, 2003 these securities represent $8,820,155, less than 1.0% of net assets.

   SECURITY                                          ACQUISITION DATE            COST
   --------------------------------------------------------------------------------------
   @Ventures Expansion Fund, L.P.                         2/24/00             $   173,741
                                                          3/23/00                 694,962
                                                          6/15/00                 521,221
                                                          3/15/01                 434,351
   @Ventures III                                         11/06/98                 630,070
                                                          1/05/99                 130,539
                                                          4/01/99                 419,438
                                                          7/23/99                 522,157
                                                          9/24/99                 522,157
                                                          1/21/00                 130,539
                                                          5/08/00                  39,162
                                                          9/18/00                  26,108
                                                          1/30/01                  33,630
                                                          7/18/01                  27,540
   Blue Stream Ventures, L.P.                             7/31/00               2,847,518
                                                         10/16/00               2,847,518
                                                          5/25/01               1,898,345
                                                         12/13/01               1,898,345
                                                         12/02/02                 949,173
   Mainstream Data Services, Inc.                         8/29/00                 213,440

                       See Notes to Financial Statements.

MUNDER NETNET FUND
   Portfolio of Investments, June 30, 2003 (continued)
--------------------------------------------------------------------------------

   SECURITY                                          ACQUISITION DATE            COST
   --------------------------------------------------------------------------------------
   fiNEA X Ltd.                                          10/26/00             $   472,059
                                                          1/05/01                 236,029
                                                          7/27/01                 118,015
                                                          9/26/01                 236,029
                                                          1/16/02                 246,496
                                                          4/23/02                 246,496
                                                          7/12/02                 246,496
                                                         11/12/02                 246,496
                                                          2/04/03                 248,635
   Trident Capital Fund V, L.P.                          10/18/00                 300,000
                                                          6/26/02                 105,880
                                                          11/8/02                 105,880
                                                          1/15/03                 211,760
   Webcenter Solutions ASA                                9/14/00              10,000,000

 + Non-income producing security.

++ Affiliated security.

ABBREVIATIONS:
ADR   -- American Depositary Receipt
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA  -- Federal National Mortgage Association

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

At June 30, 2003 country diversification of the Munder NetNet Fund was as follows:

                                                          %
                                                      NET ASSETS               VALUE
                                                      ------------------------------
COMMON STOCKS:
United States.....................................       82.3%        $  742,365,015
Israel............................................        3.2             29,205,452
United Kingdom....................................        1.5             13,481,479
Cayman Islands....................................        1.0              9,424,770
Japan.............................................        0.9              7,688,874
Finland...........................................        0.3              2,741,793
Singapore.........................................        0.3              2,368,252
Italy.............................................        0.2              1,973,830
Germany...........................................        0.2              1,585,905
Mexico............................................        0.1              1,035,000
Belgium...........................................        0.0#               402,588
                                                        -----         --------------
TOTAL COMMON STOCKS...............................       90.0            812,272,958
LIMITED PARTNERSHIPS..............................        0.8              6,495,304
PREFERRED STOCKS:
United States.....................................        0.3              2,324,851
INVESTMENT COMPANY SECURITIES.....................        2.1             18,751,695
WARRANTS..........................................        0.3              3,036,787
REPURCHASE AGREEMENT..............................        6.8             61,580,000
OTHER INVESTMENTS.................................       25.9            233,445,359
                                                        -----         --------------
TOTAL INVESTMENTS.................................      126.2          1,137,906,954
OTHER ASSETS AND LIABILITIES (NET)................      (26.2)          (236,035,501)
                                                        -----         --------------
NET ASSETS........................................      100.0%        $  901,871,453
                                                        =====         ==============

------------

# Amount represents less than 0.1% of net assets.

                       See Notes to Financial Statements.

MUNDER NETNET FUND
   Statement of Assets and Liabilities, June 30, 2003
--------------------------------------------------------------------------------

ASSETS:
Investments, at value
  See accompanying schedule:
    Securities of unaffiliated issuers*
      (cost -- $1,294,879,020)..............................  $  978,537,268
    Securities of affiliated issuers
      (cost -- $272,789,346)................................      97,789,686
    Repurchase agreement (cost -- $61,580,000)..............      61,580,000
                                                              --------------
Total Investments...........................................   1,137,906,954
Cash........................................................             200
Foreign currency, at value..................................          42,638
Interest receivable.........................................           1,676
Dividends receivable........................................          51,337
Receivable for investment securities sold...................       3,753,106
Receivable for Fund shares sold.............................       2,692,010
Prepaid expenses and other assets...........................          79,814
                                                              --------------
      Total Assets..........................................   1,144,527,735
                                                              --------------
LIABILITIES:
Payable for Fund shares redeemed............................       3,087,893
Payable for investment securities purchased.................       2,327,780
Payable upon return of securities loaned....................     233,445,359
Unrealized depreciation of spot contract....................           2,206
Transfer agency/record keeping fees payable.................       1,802,814
Investment advisory fees payable............................         729,198
Distribution fees payable...................................         498,281
Administration fees payable.................................          93,020
Directors' fees and expenses payable........................          52,282
Custody fees payable........................................          29,137
Shareholder servicing fees payable..........................             162
Accrued expenses and other payables.........................         588,150
                                                              --------------
      Total Liabilities.....................................     242,656,282
                                                              --------------
NET ASSETS..................................................  $  901,871,453
                                                              ==============
Investments, at cost........................................  $1,629,248,366
                                                              ==============
Foreign currency, at cost...................................  $       42,857
                                                              ==============

------------

* Including $230,787,863 of securities loaned.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

NET ASSETS CONSIST OF:
Accumulated net investment loss.............................  $       (47,038)
Accumulated net realized loss on investments sold...........   (3,382,119,591)
Net unrealized depreciation of investments..................     (491,302,615)
Par value...................................................          633,266
Paid-in capital in excess of par value......................    4,774,707,431
                                                              ---------------
                                                              $   901,871,453
                                                              ===============
NET ASSETS:
Class A Shares..............................................  $   335,312,875
                                                              ===============
Class B Shares..............................................  $   386,439,542
                                                              ===============
Class C Shares..............................................  $   175,608,910
                                                              ===============
Class K Shares..............................................  $       290,403
                                                              ===============
Class Y Shares..............................................  $     4,219,723
                                                              ===============
SHARES OUTSTANDING:
Class A Shares..............................................       22,999,809
                                                              ===============
Class B Shares..............................................       27,521,690
                                                              ===============
Class C Shares..............................................       12,499,964
                                                              ===============
Class K Shares..............................................           19,909
                                                              ===============
Class Y Shares..............................................          285,221
                                                              ===============
CLASS A SHARES:
Net asset value and redemption price per share..............           $14.58
                                                              ===============
Maximum sales charge........................................             5.50%
Maximum offering price per share............................           $15.43
                                                              ===============
CLASS B SHARES:
Net asset value and offering price per share*...............           $14.04
                                                              ===============
CLASS C SHARES:
Net asset value and offering price per share*...............           $14.05
                                                              ===============
CLASS K SHARES:
Net asset value, offering price and redemption price per
  share.....................................................           $14.59
                                                              ===============
CLASS Y SHARES:
Net asset value, offering price and redemption price per
  share.....................................................           $14.79
                                                              ===============

------------

* Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge ("CDSC").

                       See Notes to Financial Statements.

MUNDER NETNET FUND
   Statement of Operations, Year Ended June 30, 2003
--------------------------------------------------------------------------------

INVESTMENT INCOME:
Interest....................................................  $    400,688
Dividends(a)................................................       566,312
Securities lending..........................................       669,951
                                                              ------------
      Total Investment Income...............................     1,636,951
                                                              ------------
EXPENSES:
Distribution and shareholder servicing fees:
  Class A Shares............................................       662,196
  Class B Shares............................................     3,051,014
  Class C Shares............................................     1,325,139
Shareholder servicing fees:
  Class K Shares............................................         1,023
Transfer agency/record keeping fees.........................    10,573,261
Investment advisory fees....................................     7,061,858
Printing, mailing and solicitation fees.....................     1,476,099
Administration fees.........................................       960,022
Custody fees................................................       242,400
Legal and audit fees........................................        84,145
Registration and filing fees................................        51,332
Directors' fees and expenses................................        30,891
Other.......................................................        72,783
                                                              ------------
      Total Expenses........................................    25,592,163
Fees waived by transfer agent...............................      (853,587)
                                                              ------------
Net Expenses................................................    24,738,576
                                                              ------------
NET INVESTMENT LOSS.........................................   (23,101,625)
                                                              ------------
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) from:
  Security transactions of unaffiliated issuers.............  (546,617,478)
  Security transactions of affiliated issuers...............    (1,001,849)
  Options...................................................     2,859,440
  Foreign currency-related transactions.....................        11,905
Net change in unrealized appreciation/(depreciation) of:
  Securities................................................   793,871,888
  Options...................................................        82,641
  Foreign currency-related transactions.....................        30,408
                                                              ------------
Net realized and unrealized gain on investments.............   249,236,955
                                                              ------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........  $226,135,330
                                                              ============

------------

(a) Net of foreign withholding taxes of $50,541.

                       See Notes to Financial Statements.

MUNDER NETNET FUND
   Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                        YEAR ENDED         YEAR ENDED
                                                     JUNE 30, 2003      JUNE 30, 2002
                                                   ----------------------------------
Net investment loss..............................   $  (23,101,625)   $   (29,186,368)
Net realized loss on investments sold............     (544,747,982)    (1,091,415,710)
Net change in unrealized
  appreciation/(depreciation) of investments.....      793,984,937        (78,661,892)
                                                    --------------    ---------------
Net increase/(decrease) in net assets resulting
  from operations................................      226,135,330     (1,199,263,970)
Net increase/(decrease) in net assets from Fund
  share transactions:
  Class A Shares.................................      (49,552,145)       (96,502,963)
  Class B Shares.................................      (62,710,754)      (119,166,999)
  Class C Shares.................................      (19,195,305)       (70,759,806)
  Class K Shares.................................         (414,232)           672,513
  Class Y Shares.................................         (545,439)          (135,034)
                                                    --------------    ---------------
Net increase/(decrease) in net assets............       93,717,455     (1,485,156,259)
NET ASSETS
Beginning of year................................      808,153,998      2,293,310,257
                                                    --------------    ---------------
End of year......................................   $  901,871,453    $   808,153,998
                                                    ==============    ===============
Accumulated net investment loss..................   $      (47,038)   $       (23,515)
                                                    ==============    ===============

                       See Notes to Financial Statements.

MUNDER NETNET FUND
   Statements of Changes in Net Assets -- Capital Stock Activity
--------------------------------------------------------------------------------

                                                      YEAR ENDED          YEAR ENDED
                                                   JUNE 30, 2003    JUNE 30, 2002(A)
                                                   ---------------------------------
AMOUNT
CLASS A SHARES:
Sold.............................................  $ 109,261,746     $ 140,785,696
Proceeds received in merger......................             --        27,341,579
Redeemed.........................................   (158,813,891)     (264,630,238)
                                                   -------------     -------------
Net decrease.....................................  $ (49,552,145)    $ (96,502,963)
                                                   =============     =============
CLASS B SHARES:
Sold.............................................  $  16,727,880     $  30,515,138
Proceeds received in merger......................             --        29,080,813
Redeemed.........................................    (79,438,634)     (178,762,950)
                                                   -------------     -------------
Net decrease.....................................  $ (62,710,754)    $(119,166,999)
                                                   =============     =============
CLASS C SHARES:
Sold.............................................  $  17,942,587     $  17,882,293
Proceeds received in merger......................             --        10,152,251
Redeemed.........................................    (37,137,892)      (98,794,350)
                                                   -------------     -------------
Net decrease.....................................  $ (19,195,305)    $ (70,759,806)
                                                   =============     =============
CLASS K SHARES:
Sold.............................................  $          --     $      10,963
Proceeds received in merger......................             --           841,545
Redeemed.........................................       (414,232)         (179,995)
                                                   -------------     -------------
Net increase/(decrease)..........................  $    (414,232)    $     672,513
                                                   =============     =============
CLASS Y SHARES:
Sold.............................................  $     705,072     $   1,069,663
Proceeds received in merger......................             --           385,891
Redeemed.........................................     (1,250,511)       (1,590,588)
                                                   -------------     -------------
Net decrease.....................................  $    (545,439)    $    (135,034)
                                                   =============     =============

------------

(a) The Munder NetNet Fund Class K shares commenced operations on April 30,
    2002.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

                                                       YEAR ENDED          YEAR ENDED
                                                    JUNE 30, 2003    JUNE 30, 2002(A)
                                                    ---------------------------------
SHARES
CLASS A SHARES:
Shares authorized ($0.01 par value)...............   115,000,000          115,000,000
                                                     ===========       ==============
Sold..............................................    10,167,542            8,817,836
Issued in exchange for proceeds received in
  merger..........................................            --            2,348,697
Redeemed..........................................   (15,202,563)         (16,659,705)
                                                     -----------       --------------
Net decrease......................................    (5,035,021)          (5,493,172)
                                                     ===========       ==============
CLASS B SHARES:
Shares authorized ($0.01 par value)...............   115,000,000          115,000,000
                                                     ===========       ==============
Sold..............................................     1,530,934            1,902,017
Issued in exchange for proceeds received in
  merger..........................................            --            2,573,497
Redeemed..........................................    (8,058,764)         (11,672,558)
                                                     -----------       --------------
Net decrease......................................    (6,527,830)          (7,197,044)
                                                     ===========       ==============
CLASS C SHARES:
Shares authorized ($0.01 par value)...............    80,000,000           80,000,000
                                                     ===========       ==============
Sold..............................................     1,459,838            1,036,225
Issued in exchange for proceeds received in
  merger..........................................            --              897,481
Redeemed..........................................    (3,755,515)          (6,404,101)
                                                     -----------       --------------
Net decrease......................................    (2,295,677)          (4,470,395)
                                                     ===========       ==============
CLASS K SHARES:
Shares authorized ($0.01 par value)...............    25,000,000           25,000,000
                                                     ===========       ==============
Sold..............................................            --                  829
Issued in exchange for proceeds received in
  merger..........................................            --               72,290
Redeemed..........................................       (37,336)             (15,874)
                                                     -----------       --------------
Net increase/(decrease)...........................       (37,336)              57,245
                                                     ===========       ==============
CLASS Y SHARES:
Shares authorized ($0.01 par value)...............    65,000,000           65,000,000
                                                     ===========       ==============
Sold..............................................        62,729               75,668
Issued in exchange for proceeds received in
  merger..........................................            --               32,737
Redeemed..........................................      (113,090)             (95,429)
                                                     -----------       --------------
Net increase/(decrease)...........................       (50,361)              12,976
                                                     ===========       ==============

------------

(a) The Munder NetNet Fund Class K shares commenced operations on April 30,
    2002.

                       See Notes to Financial Statements.

MUNDER NETNET FUND(A)
   Financial Highlights, For a Share Outstanding Throughout Each Period
--------------------------------------------------------------------------------

                                                                   A SHARES
                                       ----------------------------------------------------------------
                                             YEAR          YEAR         YEAR         YEAR          YEAR
                                            ENDED         ENDED        ENDED        ENDED         ENDED
                                       6/30/03(C)    6/30/02(C)      6/30/01      6/30/00    6/30/99(C)
                                       ----------------------------------------------------------------
Net asset value, beginning of
 period..............................  $   10.66     $   24.65     $   70.03    $   44.36    $   20.68
                                       ---------     ---------     ---------    ---------    ---------
INCOME/(LOSS) FROM INVESTMENT
 OPERATIONS:
Net investment loss..................      (0.30)        (0.28)        (0.61)       (0.65)       (0.35)
Net realized and unrealized
 gain/(loss) on investments..........       4.22        (13.71)       (44.30)       26.59        24.22
                                       ---------     ---------     ---------    ---------    ---------
Total from investment operations.....       3.92        (13.99)       (44.91)       25.94        23.87
                                       ---------     ---------     ---------    ---------    ---------
LESS DISTRIBUTIONS:
Distributions from net realized
 gains...............................         --            --         (0.47)       (0.27)       (0.19)
                                       ---------     ---------     ---------    ---------    ---------
Total distributions..................         --            --         (0.47)       (0.27)       (0.19)
                                       ---------     ---------     ---------    ---------    ---------
Net asset value, end of period.......  $   14.58     $   10.66     $   24.65    $   70.03    $   44.36
                                       =========     =========     =========    =========    =========
TOTAL RETURN(B)......................      36.77%       (56.75)%      (64.54)%      58.91%      116.57%
                                       =========     =========     =========    =========    =========
RATIOS TO AVERAGE NET ASSETS/
 SUPPLEMENTAL DATA:
Net assets, end of period (in
 000's)..............................  $ 335,313     $ 298,741     $ 826,510    $3,144,518   $1,130,558
Ratio of operating expenses to
 average net assets..................       3.04%         2.60%         1.86%        1.66%        1.59%
Ratio of net investment loss to
 average net assets..................      (2.80)%       (1.71)%       (1.36)%      (1.20)%      (0.92)%
Portfolio turnover rate..............         40%           50%           44%          21%          22%
Ratio of operating expenses to
 average net assets without expense
 waivers and/or reimbursements.......       3.16%         2.64%         1.86%        1.66%        1.59%

------------

(a) The Munder NetNet Fund Class A Shares and Class B Shares commenced operations on August 19, 1996 and June 1, 1998, respectively.

(b) Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(c) Per share numbers have been calculated using the average shares method.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

                              B SHARES
---------------------------------------------------------------------
          YEAR          YEAR         YEAR          YEAR          YEAR
         ENDED         ENDED        ENDED         ENDED         ENDED
    6/30/03(C)    6/30/02(C)      6/30/01       6/30/00    6/30/99(C)
---------------------------------------------------------------------
    $   10.34     $   24.10     $   68.98    $    44.03    $    20.68
    ---------     ---------     ---------    ----------    ----------
        (0.36)        (0.39)        (1.07)        (1.00)        (0.63)
         4.06        (13.37)       (43.34)        26.22         24.17
    ---------     ---------     ---------    ----------    ----------
         3.70        (13.76)       (44.41)        25.22         23.54
    ---------     ---------     ---------    ----------    ----------
           --            --         (0.47)        (0.27)        (0.19)
    ---------     ---------     ---------    ----------    ----------
           --            --         (0.47)        (0.27)        (0.19)
    ---------     ---------     ---------    ----------    ----------
    $   14.04     $   10.34     $   24.10    $    68.98    $    44.03
    =========     =========     =========    ==========    ==========
        35.78%       (57.10)%      (64.80)%       57.71%       114.97%
    =========     =========     =========    ==========    ==========
    $ 386,440     $ 352,103     $ 994,190    $3,540,687    $1,265,595
         3.79%         3.35%         2.61%         2.41%         2.34%
        (3.55)%       (2.46)%       (2.11)%       (1.95)%       (1.67)%
           40%           50%           44%           21%           22%
         3.91%         3.39%         2.61%         2.41%         2.34%

                       See Notes to Financial Statements.

MUNDER NETNET FUND(A)
   Financial Highlights, For a Share Outstanding Throughout Each Period (continued)
--------------------------------------------------------------------------------

                                                                     C SHARES
                                         ----------------------------------------------------------------
                                               YEAR          YEAR        YEAR          YEAR        PERIOD
                                              ENDED         ENDED       ENDED         ENDED         ENDED
                                         6/30/03(C)    6/30/02(C)     6/30/01       6/30/00    6/30/99(C)
                                         ----------------------------------------------------------------
Net asset value, beginning of period...   $  10.35      $  24.12     $  69.03    $    44.05     $  19.03
                                          --------      --------     --------    ----------     --------
INCOME/(LOSS) FROM INVESTMENT
 OPERATIONS:
Net investment loss....................      (0.36)        (0.39)       (1.14)        (0.95)       (0.44)
Net realized and unrealized gain/(loss)
 on investments........................       4.06        (13.38)      (43.30)        26.20        25.65
                                          --------      --------     --------    ----------     --------
Total from investment operations.......       3.70        (13.77)      (44.44)        25.25        25.21
                                          --------      --------     --------    ----------     --------
LESS DISTRIBUTIONS:
Distributions from net realized
 gains.................................         --            --        (0.47)        (0.27)       (0.19)
                                          --------      --------     --------    ----------     --------
Total distributions....................         --            --        (0.47)        (0.27)       (0.19)
                                          --------      --------     --------    ----------     --------
Net asset value, end of period.........   $  14.05      $  10.35     $  24.12    $    69.03     $  44.05
                                          ========      ========     ========    ==========     ========
TOTAL RETURN(B)........................      35.75%       (57.09)%     (64.79)%       57.73%      133.26%
                                          ========      ========     ========    ==========     ========
RATIOS TO AVERAGE NET ASSETS/
 SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)...   $175,609      $153,079     $464,624    $1,776,014     $556,828
Ratio of operating expenses to average
 net assets............................       3.79%         3.35%        2.61%         2.41%        2.34%(d)
Ratio of net investment loss to average
 net assets............................      (3.55)%       (2.46)%      (2.11)%       (1.95)%      (1.66)%(d)
Portfolio turnover rate................         40%           50%          44%           21%          22%
Ratio of operating expenses to average
 net assets without expense waivers
 and/or reimbursements.................       3.91%         3.39%        2.61%         2.41%        2.34%(d)

------------

(a) The Munder NetNet Fund Class C Shares, Class K Shares, and Class Y Shares commenced operations on November 3, 1998, April 30, 2002, and June 1, 1998, respectively.

(b) Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(c) Per share numbers have been calculated using the average shares method.

(d) Annualized.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

          K SHARES                                           Y SHARES
----------------------------       -------------------------------------------------------------
          YEAR        PERIOD             YEAR          YEAR       YEAR        YEAR          YEAR
         ENDED         ENDED            ENDED         ENDED      ENDED       ENDED         ENDED
    6/30/03(C)    6/30/02(C)       6/30/03(C)    6/30/02(C)    6/30/01     6/30/00    6/30/99(C)
------------------------------------------------------------------------------------------------
    $    10.66      $12.45          $ 10.79       $ 24.91      $ 70.56     $ 44.57     $ 20.69
    ----------      ------          -------       -------      -------     -------     -------
         (0.30)      (0.03)           (0.27)        (0.24)       (0.45)      (0.55)      (0.20)
          4.23       (1.76)            4.27        (13.88)      (44.73)      26.81       24.27
    ----------      ------          -------       -------      -------     -------     -------
          3.93       (1.79)            4.00        (14.12)      (45.18)      26.26       24.07
    ----------      ------          -------       -------      -------     -------     -------
            --          --               --            --        (0.47)      (0.27)      (0.19)
    ----------      ------          -------       -------      -------     -------     -------
            --          --               --            --        (0.47)      (0.27)      (0.19)
    ----------      ------          -------       -------      -------     -------     -------
    $    14.59      $10.66          $ 14.79       $ 10.79      $ 24.91     $ 70.56     $ 44.57
    ==========      ======          =======       =======      =======     =======     =======
         36.87%     (14.38)%          37.16%       (56.68)%     (64.43)%     59.35%     117.49%
    ==========      ======          =======       =======      =======     =======     =======
    $      290      $  610          $ 4,220       $ 3,620      $ 8,037     $28,834     $12,672
          3.04%       2.60%(d)         2.79%         2.35%        1.61%       1.41%       1.34%
         (2.80)%     (1.71)%(d)       (2.55)%       (1.46)%      (1.11)%     (0.95)%     (0.70)%
            40%         50%              40%           50%          44%         21%         22%
          3.16%       2.64%(d)         2.91%         2.39%        1.61%       1.41%       1.34%

                       See Notes to Financial Statements.

                      [This Page Intentionally Left Blank]

MUNDER NETNET FUND
   Notes to Financial Statements, June 30, 2003
--------------------------------------------------------------------------------

1. ORGANIZATION

   As of June 30, 2003, the Munder Funds (sometimes referred to as the "Funds") consisted of 32 portfolios, each of which is a series of Munder Series Trust ("MST"), The Munder Funds, Inc. ("MFI"), The Munder Framlington Funds Trust ("MFFT") or The Munder @Vantage Fund ("@Vantage"). Information presented in these financial statements pertains only to the Munder NetNet Fund (the "Fund"), a series of MFI. MFI is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company, and was organized as a Maryland corporation on November 18, 1992. The Fund is classified as a diversified management investment company under the 1940 Act.

   The Fund offers 5 classes of shares -- Class A, Class B, Class C, Class K and Class Y Shares. Financial statements for the other Munder Funds are presented in separate reports.

   On May 3, 2002, the Fund acquired all of the assets of the Munder International NetNet Fund, each a series of MFI, and assumed all liabilities of the Munder International NetNet Fund in a tax free exchange of shares of the Fund and the subsequent liquidation of the Munder International NetNet Fund. The Agreement and Plan of Reorganization was approved by the shareholders of the Fund at a Special Meeting of the Shareholders held on May 1, 2002.

Number of shares outstanding of the Munder International
  NetNet Fund prior to merger
  Class A...................................................    11,912,343
  Class B...................................................    12,844,753
  Class II..................................................     4,485,821
  Class K...................................................       365,373
  Class Y...................................................       166,510

Number of Shares issued of the Fund for shares of Munder
  International NetNet Fund
  Class A...................................................     2,348,697
  Class B...................................................     2,573,497
  Class C...................................................       897,481
  Class K...................................................        72,290
  Class Y...................................................        32,737
Unrealized appreciation/(depreciation) immediately prior to
  acquisition of all assets and assumption of all
  liabilities of Munder International NetNet Fund...........  $(32,634,135)

MUNDER NETNET FUND
   Notes to Financial Statements, June 30, 2003 (continued)
--------------------------------------------------------------------------------

There were no undistributed income or gain amounts unpaid prior to the merger of the Munder International NetNet Fund.

                                                PRIOR TO MERGER    AFTER MERGER
                                                -------------------------------
Net assets of Munder International NetNet Fund
  Class A.....................................   $ 27,341,579      $         --
  Class B.....................................     29,080,813                --
  Class II....................................     10,152,251                --
  Class K.....................................        841,545                --
  Class Y.....................................        385,891                --
Net assets of the Fund
  Class A.....................................   $313,730,387      $341,071,966
  Class B.....................................    377,337,341       406,418,154
  Class C.....................................    167,739,155       177,891,406
  Class K.....................................          9,349           850,894
  Class Y.....................................      3,457,612         3,843,503

2. SIGNIFICANT ACCOUNTING POLICIES

   The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

   Security Valuation: Securities are valued at the last quoted sales price on the primary market or exchange where such securities are traded, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price ("NOCP"). Unlisted securities, or securities for which the last quoted sales price or a NOCP is not available, are valued at the mean of the most recently quoted bid and asked prices. Restricted securities, and securities and assets for which market quotations are not readily available, are valued at fair value by a pricing committee, under the guidelines approved by the Board of Directors. Portfolio securities that are primarily traded on foreign securities exchanges are generally valued at the last sale price of such securities on their respective exchanges, except when an occurrence subsequent to the time a value was so established is likely to have changed such value. In such an event, the fair value of those securities will be determined through the consideration of other factors by or in accordance with guidelines approved by the Board of Directors. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates

MUNDER NETNET FUND
   Notes to Financial Statements, June 30, 2003 (continued)
--------------------------------------------------------------------------------

current market value, unless the Board of Directors determines that such valuation does not constitute fair value at that time.

   Foreign Currency: The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rates prevailing at the end of each business day. Purchases and sales of investment securities and items of income and expense denominated in foreign currencies are translated on the respective dates of such transactions.

   Unrealized gains and losses resulting from changes in foreign currency exchange rates on all assets and liabilities denominated in foreign currencies other than investment securities are included in the net change in unrealized appreciation/(depreciation) of foreign currency-related transactions.

   Unrealized gains and losses resulting from changes in foreign currency exchange rates on investment securities denominated in foreign currencies are included in the net change in unrealized appreciation/(depreciation) of securities. Net realized gains and losses from foreign currency-related transactions include foreign currency gains and losses between trade date and settlement date on investment security, foreign currency and foreign interest and dividend income transactions. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date of securities denominated in foreign currencies is included in realized gains and losses from security transactions.

   Forward Foreign Currency Exchange Contracts and Spot Contracts: The Fund may engage in forward foreign currency exchange and spot contracts in an effort to facilitate transactions in foreign securities and to reduce exposure to foreign currency exchange rates. Forward foreign currency exchange contracts and spot contracts are marked to market daily based on the underlying exchange rates of the contracts. The change in market value is recorded as unrealized appreciation or depreciation from foreign currency-related transactions. When the contract is closed, the Fund records a realized gain or loss from foreign currency-related transactions equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   The use of forward foreign currency exchange and spot contracts does not eliminate fluctuations in the underlying prices of the Fund's securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange and spot contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition,

MUNDER NETNET FUND
   Notes to Financial Statements, June 30, 2003 (continued)
--------------------------------------------------------------------------------

the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

   Repurchase Agreements: The Fund may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Fund's holding period. The value of the collateral is at least equal, at all times, to the total amount of the repurchase obligations, including interest. In the event of counterparty default, the Fund has the right to use the collateral to satisfy the terms of the repurchase agreement. However, there could be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of a possible decline in the value of the collateral securities during the period in which the Fund seeks to assert its rights. Munder Capital Management (the "Advisor") reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Fund enters into repurchase agreements to evaluate potential risks.

   Loans of Portfolio Securities: The Fund may lend portfolio securities in an amount up to 25% of the value of its total assets to certain approved borrowers. The loan is initially secured by collateral with a market value at least equal to 102% of securities loaned at the close of business on the preceding business day. The Fund may share with the borrower a portion of the income received on collateral for the loan, or will be paid a premium for the loan. The Fund also continues to receive the equivalent of the interest and dividends paid on the loaned securities. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. If the borrower defaults or bankruptcy proceedings commence with respect to the borrower of the security, realization of the value of the securities loaned may be delayed or limited.

   Options: The Fund may write call options and may purchase put options written by others on securities it owns or has the right to acquire. Options may relate to individual securities, stock indices, foreign currencies or futures contracts.

   When the Fund writes a call option, an amount equal to the premium received is recorded as an asset and an equivalent liability. The amount of the liability is adjusted daily to reflect the current market value of the option. If an option written by the Fund expires on its stipulated expiration date, the

MUNDER NETNET FUND
   Notes to Financial Statements, June 30, 2003 (continued)
--------------------------------------------------------------------------------

Fund realizes a gain equal to the premium received for the option. If the Fund enters into a closing purchase transaction on an option written by it, the Fund realizes a gain or loss equal to the difference between the cost of the closing purchase transaction and the premium received when the call was written. If a written call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has realized a gain or loss.

   By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the fund can sell. If security prices fall, the put option can be exercised to offset all or a portion of the Fund's resulting loss. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the securities hedged. When the Fund purchases a put option, the premium paid by the Fund is recorded as an asset. The amount of this asset is adjusted daily to reflect the current market value of the put option. If a put option purchased by the Fund expires unexercised, the Fund realizes a loss equal to the premium paid. If the Fund enters into a closing sale transaction on a put option purchased by it, the Fund will recognize a gain if the premium received by the Fund on the closing transaction exceeds the premium paid to purchase the option. If a put option is exercised, the premium is added to the cost basis of the underlying security in determining whether the Fund has realized a gain or loss.

   Security Transactions, Net Investment Income and Gains and Losses: For purposes of financial statement presentation, security transactions are recorded on a trade date basis. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Certain dividends from foreign securities are recorded as soon as the Fund is informed of the ex-dividend date if such information is obtained subsequent to the ex-dividend date. General expenses of the Munder Funds are allocated to the Fund based upon the relevant driver of such expenses. General expenses, income and realized and unrealized gains and losses of the Fund are then prorated among the share classes based on the relative average net assets of each class.

   Fees Waived by Transfer Agent: The transfer agent has contractually agreed to waive, for the period of its contract with the Fund, a portion of the fee it charges the Fund. The amount of the waiver is equal to the servicing fee it collects from Fund shareholders with account balances below a specified

MUNDER NETNET FUND
   Notes to Financial Statements, June 30, 2003 (continued)
--------------------------------------------------------------------------------

minimum. For the year ending June 30, 2003, such waivers were $853,587 and are reflected as fees waived by transfer agent in the accompanying Statement of Operations.

   Short-Term Trading (Redemption) Fees: Class A, Class B and Class C Shares of the Fund held less than sixty (60) days are subject to a short-term trading fee equal to 2.0% of the proceeds of redeemed shares. The fee, which is retained by the Fund, is accounted for as an addition to paid-in capital. These fees (if any) are shown in the accompanying Statements of Changes in Net Assets as shareholder transaction fees.

   Dividends and Distributions to Shareholders: Dividends from net investment income are declared and paid annually (if available) by the Fund. The Fund's net realized capital gains (including net short-term capital gains), if any, are declared and distributed at least annually. Distributions to shareholders are recorded on the ex-dividend date.

   Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund as a whole.

   As determined on June 30, 2003, permanent differences resulting primarily from different book and tax accounting for net operating losses, currency gains and losses, and adjustments to merger related capital loss carryovers were reclassified at year-end. The following reclassifications had no effect on net investment income, net assets or net asset value per share.

UNDISTRIBUTED    ACCUMULATED
NET INVESTMENT   NET REALIZED     PAID-IN
INCOME/(LOSS)    GAIN/(LOSS)      CAPITAL
-------------------------------------------
 $23,078,102     $(49,842,827)  $26,764,725

   Federal Income Taxes: The Fund intends to continue to qualify as a regulated investment company by complying with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its earnings to its shareholders. Therefore, no Federal income or excise tax provision is required.

3. INVESTMENT ADVISOR, ADMINISTRATOR AND OTHER RELATED PARTY TRANSACTIONS

   For its advisory services, the Advisor is entitled to receive a fee, computed daily and payable monthly, based on the average daily net assets of the Fund

MUNDER NETNET FUND
   Notes to Financial Statements, June 30, 2003 (continued)
--------------------------------------------------------------------------------

at an annual rate of 1.00% based on assets up to $4 billion; 0.95% based on assets between $4 and $5 billion; 0.90% based on assets exceeding $5 billion.

   The Advisor is also the administrator for the Munder Funds. In its capacity as administrator, the Advisor is entitled to receive from the Fund a fee, computed daily and payable monthly, based on the aggregate average daily net assets of all of the portfolios of MFI, MFFT, @Vantage and MST, with the exception of the following portfolios of MST: Munder S&P(R) MidCap Index Equity Fund, Munder S&P(R) SmallCap Index Equity Fund, Munder Institutional Government Money Market Fund and Munder Institutional Money Market Fund. The following fee schedule became effective on June 1, 2003:

AGGREGATE NET ASSETS                                             FEE
-----------------------------------------------------------------------
First $2.8 billion..........................................   0.1477%
Next $2.2 billion...........................................   0.1377%
Next $5.0 billion...........................................   0.1357%
Next $2.5 billion...........................................   0.0867%
Thereafter..................................................   0.0767%

   Prior to June 1, 2003, the fee schedule in effect was as follows:

AGGREGATE NET ASSETS                                             FEE
----------------------------------------------------------------------
First $2.8 billion..........................................    0.141%
Next $2.2 billion...........................................    0.131%
Next $5.0 billion...........................................    0.129%
Next $2.5 billion...........................................    0.080%
Thereafter..................................................    0.070%

   In its capacity as administrator, the Advisor is also entitled to receive a fee from the remaining Munder Funds based on their aggregate average daily net assets.

   For the period from June 1, 2002 through May 31, 2003, the Advisor had agreed to limit to $3.9 million the total amount it could receive in the aggregate from the Munder Funds for its services as administrator, after payment of sub-administration fees to the Munder Funds' sub-administrators. For the period from June 1, 2003 through May 31, 2004, the Advisor has reduced that limit to $3.4 million. For the year ended June 30, 2003, the Advisor earned $960,022 before payment of sub-administration fees and $245,029 after payment of sub-administration fees for its administrative services to the Fund. During the period ended June 30, 2003, the Fund paid an effective rate of 0.1363% for administrative services.

   Comerica Inc. ("Comerica"), through its wholly-owned subsidiary Comerica Bank, owns approximately 98% of the Advisor. Comerica Bank provides

MUNDER NETNET FUND
   Notes to Financial Statements, June 30, 2003 (continued)
--------------------------------------------------------------------------------

certain sub-transfer agency and related services to the Fund. As compensation for the sub-transfer agency and related services provided to the Fund, Comerica Bank receives a fee of 0.01% of the aggregate average daily net assets of the Fund beneficially owned by Comerica Bank and its customers. Comerica Bank earned $212 for its sub-transfer agency and other related services provided to the Fund for the year ended June 30, 2003.

   Each Director/Trustee of MST, MFI and MFFT is paid an aggregate fee for services provided as a Board member of MST, MFI and MFFT. The fee consists of a $68,000 annual retainer ($90,000 for the Chairman) for services in such capacity, plus out-of-pocket expenses related to attendance at Board and Committee meetings. Each Trustee of @Vantage is paid an annual retainer of $4,000 for services provided as a Board member plus out-of-pocket expenses related to attendance at Board and Committee meetings. A Board member who is Chairman of a committee (Audit Committee, Board Process and Compliance Oversight Committee, and/or Nominating Committee) also receives an annual retainer of $3,000 for such service. Directors/Trustees may elect to defer all or a portion of the fees earned under a deferred compensation plan. Under this plan, amounts deferred are valued as if they are invested in one or more of the Munder Funds selected by the Director/Trustee. These amounts are not, however, actually invested in shares of the Munder Funds, and the obligations of MST, MFI, MFFT and @Vantage to make payments of deferred amounts are unsecured general obligations of the Munder Funds. No officer, director or employee of the Advisor, Comerica or any of Comerica's affiliates receives any compensation from MST, MFI, MFFT or @Vantage.

4. DISTRIBUTION AND SERVICE PLAN

   The Fund has a Distribution and Service Plan (the "Plan") with respect to the Class A, Class B, Class C and Class K Shares, that was adopted pursuant to Rule 12b-1 under the 1940 Act except with respect to Class K Shares. Under the Plan, service fees are collected from the Fund primarily to pay securities dealers and other financial institutions and organizations (collectively, the "Service Organizations") who provide shareholder services for the Fund. The Plan also permits payments with respect to Class B and Class C Shares to be made by the Fund to the Distributor or directly to other service providers in connection with the distribution of Fund shares to investors and provision of certain shareholder services (which include but are not limited to the payment of compensation, including compensation to Service Organizations to obtain various distribution-related services for the Fund).

MUNDER NETNET FUND
   Notes to Financial Statements, June 30, 2003 (continued)
--------------------------------------------------------------------------------

   The maximum rates, as a percentage of average daily net assets, payable under the Plan are as follows:


CLASS A      CLASS B      CLASS C      CLASS K
SHARES       SHARES       SHARES       SHARES
12b-1 FEES   12b-1 FEES   12b-1 FEES   SERVICE FEES
---------------------------------------------------
  0.25%        1.00%        1.00%         0.25%

   No payments are made under the Plan with regard to Class Y Shares.

   Comerica Securities, Inc. and Comerica Bank are among the Service Organizations who may receive fees from the Fund under the Plan. For the year ended June 30, 2003, the Fund paid $234 to Comerica Securities and $1,485 to Comerica Bank for shareholder services provided to Class A, Class B, Class C and Class K shareholders.

5. SECURITIES TRANSACTIONS

   Cost of purchases and proceeds from sales of securities other than short-term investments and U.S. Government securities were $276,204,623 and $490,266,431 respectively, for the year ended June 30, 2003.

   At June 30, 2003, aggregate gross unrealized appreciation for all securities for which there was an excess of value over tax cost was $97,464,652 and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over value was $615,622,974 and net depreciation for Federal income tax purposes was $(518,158,322). At June 30, 2003, aggregate cost for Federal income tax purposes was $1,656,065,276.

   For the year ended June 30, 2003, the Fund had the following written covered call option contracts:

                                          NUMBER OF CONTRACTS    PREMIUM AMOUNT
                                          -------------------------------------
Beginning of period.....................          7,225           $   355,859
Written during the period...............         97,007             5,402,254
Expired during the period...............        (72,801)           (3,169,440)
Exercised during the period.............        (31,431)           (2,588,673)
                                                -------           -----------
Balance at end of period................             --           $        --
                                                =======           ===========

MUNDER NETNET FUND
   Notes to Financial Statements, June 30, 2003 (continued)
--------------------------------------------------------------------------------

   At June 30, 2003, the Fund had the following open spot contract which contractually obligates it to take delivery of currency at a specified future date:

                                             U.S. $                     CURRENT
                       LOCAL PRINCIPAL     EQUIVALENT    SETTLEMENT      U.S. $       UNREALIZED
PURCHASE               AMOUNT PURCHASED    PURCHASED        DATE         VALUE       DEPRECIATION
-------------------------------------------------------------------------------------------------
Great Britain
  Pound..............     1,051,019        $1,739,437    07/01/2003    $1,737,231       $2,206

6. TRANSACTIONS WITH AFFILIATED COMPANIES

   The term "affiliated company" includes companies in which the fund owns at least 5% of the company's voting securities. At, or during the year ended June 30, 2003, the Fund held the following securities of affiliated companies:

                                           PURCHASED                   SOLD
                        VALUE AT     ----------------------   -----------------------    VALUE AT      REALIZED
AFFILIATE                6/30/02        COST       SHARES        COST        SHARES       6/30/03     GAIN/(LOSS)
-----------------------------------------------------------------------------------------------------------------
Blue Stream Ventures, L.P.
                       $ 7,137,690   $1,000,000   1,000,000   $        --          --   $ 3,766,961   $        --
CNET Networks, Inc.
                        13,870,823      545,188     357,000    10,702,926   3,019,150    26,839,544     2,100,103
DoubleClick, Inc.
                        52,760,425           --          --    18,090,166   1,941,000    49,360,775    (3,101,952)
1-800-FLOWERS.COM, Inc.
                         8,359,219    5,986,669     792,066            --          --    12,698,664            --
SportsLine.com, Inc.
                         2,519,071           --          --            --          --     5,123,742            --
                       -----------                                                      -----------   -----------
                       $84,647,228                                                      $97,789,686   $(1,001,849)
                       ===========                                                      ===========   ===========

7. INDUSTRY CONCENTRATION

   The Fund primarily invests in equity securities of foreign and domestic companies positioned to benefit from the growth of the Internet. The value of such companies is particularly vulnerable to rapidly changing technology, extensive government regulation and relatively high risks of obsolescence caused by scientific and technological advances.

8. REVOLVING LINE OF CREDIT

   Effective December 18, 2002, the Munder Funds renewed a one-year revolving line of credit with State Street Bank and Trust Company in which the Fund, and other Munder Funds, participate. Borrowings under the line may not exceed the lesser of $75,000,000 or 15% of the value of the total assets of the Fund. Interest is payable on outstanding borrowings at the Federal Funds Rate plus 0.50%. Additionally, the line of credit includes an annual

MUNDER NETNET FUND
   Notes to Financial Statements, June 30, 2003 (continued)
--------------------------------------------------------------------------------

commitment fee equal to 0.10% per annum through December 17, 2003 on the daily amount of the unused commitment. During the year ended June 30, 2003, the Fund did not utilize the revolving line of credit. For the year ended June 30, 2003 total commitment fees for the Fund were $16,006.

9. COMMITMENTS

   The Fund invests in certain private placements that may require additional funding. The issuer of the private placement may also permanently reduce the outstanding funding at any time. At June 30, 2003, the Fund had total commitments to contribute $13,019,080 to various issuers when and if required.

10. DISTRIBUTIONS TO SHAREHOLDERS

   At June 30, 2003, the components of distributable earnings on a tax basis were as follows:

   POST OCTOBER       UNREALIZED
   LOSS/CAPITAL     APPRECIATION/
  LOSS CARRYOVER    (DEPRECIATION)        TOTAL
  --------------------------------------------------
  $(3,355,302,681)  $(518,119,525)   $(3,873,422,206)

   The differences between book and tax distributable earnings are primarily due to wash sales and partnership basis adjustments.

11. INCOME TAX INFORMATION

   As determined at June 30, 2003, the Fund had available for Federal income tax purposes, $3,084,721,025 of unused capital losses of which $102,926,897, $2,122,142,797 and $859,651,331 expire in 2009, 2010 and 2011, respectively. In addition, $24,327,273 of the losses expiring in 2009 may be further limited as this amount was acquired in the reorganization with the Munder International NetNet Fund that occurred on May 3, 2002.

   Certain capital losses realized after October 31 within the taxable year may be deferred and treated as occurring on the first day of the following tax year. The Fund has elected to defer net capital losses arising between November 1, 2002 and June 30, 2003 of $270,581,656.

12. SUBSEQUENT EVENT (UNAUDITED)

   On August 12, 2003, the Board of Directors approved a Plan of Reorganization and Redomiciliation providing for (a) the acquisition of all of the assets and assumption of all of the liabilities of the Fund by a corresponding series ("New Fund") of MST, in exchange for shares of the New

MUNDER NETNET FUND
   Notes to Financial Statements, June 30, 2003 (continued)
--------------------------------------------------------------------------------

Fund and (b) the subsequent liquidation of the Fund. The proposed reorganization and redomiciliation is expected to occur on or about October 30, 2003.

13. SHAREHOLDER MEETING RESULTS (UNAUDITED)

   A Special Meeting of Shareholders ("Special Meeting") of the Fund, a series of MFI, was held on April 28, 2003. The Special Meeting was adjourned to another date to permit shareholders further time to respond to the solicitation of proxies. On May 28, 2003, the Special Meeting reconvened. The purpose of the Special Meeting was to ask shareholders to consider the following proposals, which were more fully described in the Proxy Statement dated February 21, 2003.

PROPOSAL 1

   The purpose of this proposal was to elect the Munder Funds Board of Directors/Trustees. The shareholders of the Fund together with the other shareholders of MFI approved the proposal, as did the shareholders of MFT, MFFT and St. Clair Funds, Inc. The names of the Directors/Trustees and the results of the election for MFI are as set forth below.

NOMINEES:                                                      NO. OF SHARES
-----------------------------------------------------------------------------
David J. Brophy.............................    For           161,712,856.879
                                                Withhold        3,358,664.246
                                                TOTAL         165,071,521.125
Joseph E. Champagne.........................    For           161,730,165.560
                                                Withhold        3,341,355.565
                                                TOTAL         165,071,521.125
Thomas D. Eckert............................    For           161,748,009.054
                                                Withhold        3,323,512.071
                                                TOTAL         165,071,521.125
Charles W. Elliott..........................    For           161,710,698.077
                                                Withhold        3,360,823.048
                                                TOTAL         165,071,521.125
John Engler.................................    For           161,554,903.243
                                                Withhold        3,516,617.882
                                                TOTAL         165,071,521.125
Michael T. Monahan..........................    For           161,714,778.617
                                                Withhold        3,356,742.508
                                                TOTAL         165,071,521.125

MUNDER NETNET FUND
   Notes to Financial Statements, June 30, 2003 (continued)
--------------------------------------------------------------------------------

NOMINEES:                                                      NO. OF SHARES
-----------------------------------------------------------------------------
Arthur T. Porter............................    For           161,730,259.765
                                                Withhold        3,341,261.360
                                                TOTAL         165,071,521.125
John Rakolta, Jr. ..........................    For           161,715,763.070
                                                Withhold        3,355,758.055
                                                TOTAL         165,071,521.125

PROPOSAL 2

   The purpose of this proposal was to seek approval of an Agreement and Plan of Reorganization and Redomiciliation ("Reorganization Agreement"), pursuant to which the Fund would be reorganized with and into a corresponding series of MST.

   The proposal did not receive a sufficient number of total votes by shareholders of the Fund to pass. The results of the votes are as set forth below.

                                                             NO. OF SHARES
                                                             --------------
For......................................................    17,765,920.167
Against..................................................       965,753.841
Abstain..................................................       895,794.004
Broker Non-votes.........................................    27,337,104.000
TOTAL....................................................    46,964,572.012

PROPOSAL 3

   The purpose of this proposal was to ask shareholders to amend or eliminate certain fundamental investment restrictions of the Fund. None of the proposals was intended to materially alter the investment risk associated with the Fund or change the way in which it was managed. No part of the proposal received a sufficient number of total votes by shareholders of the Fund to pass. The results of the votes are as set forth below.

PROPOSAL 3.A -- DIVERSIFICATION

                                                             NO. OF SHARES
                                                             --------------
For......................................................    17,711,068.223
Against..................................................       996,260.727
Abstain..................................................       920,139.062
Broker Non-votes.........................................    27,337,104.000
TOTAL....................................................    46,964,572.012

MUNDER NETNET FUND
   Notes to Financial Statements, June 30, 2003 (continued)
--------------------------------------------------------------------------------

PROPOSAL 3.B -- BORROWING

                                                             NO. OF SHARES
                                                             --------------
For......................................................    17,396,062.844
Against..................................................     1,280,817.315
Abstain..................................................       950,587.853
Broker Non-votes.........................................    27,337,104.000
TOTAL....................................................    46,964,572.012

PROPOSAL 3.C -- SENIOR SECURITIES

                                                             NO. OF SHARES
                                                             --------------
For......................................................    17,476,056.194
Against..................................................     1,179,821.079
Abstain..................................................       971,590.739
Broker Non-votes.........................................    27,337,104.000
TOTAL....................................................    46,964,572.012

PROPOSAL 3.D -- UNDERWRITING SECURITIES

                                                             NO. OF SHARES
                                                             --------------
For......................................................    17,519,408.197
Against..................................................     1,146,767.204
Abstain..................................................       961,292.611
Broker Non-votes.........................................    27,337,104.000
TOTAL....................................................    46,964,572.012

PROPOSAL 3.E -- REAL ESTATE

                                                             NO. OF SHARES
                                                             --------------
For......................................................    17,595,456.441
Against..................................................     1,095,702.089
Abstain..................................................       936,309.482
Broker Non-votes.........................................    27,337,104.000
TOTAL....................................................    46,964,572.012

PROPOSAL 3.F -- MAKING LOANS

                                                             NO. OF SHARES
                                                             --------------
For......................................................    17,289,880.038
Against..................................................     1,370,764.262
Abstain..................................................       966,823.712
Broker Non-votes.........................................    27,337,104.000
TOTAL....................................................    46,964,572.012

MUNDER NETNET FUND
   Notes to Financial Statements, June 30, 2003 (continued)
--------------------------------------------------------------------------------

PROPOSAL 3.G -- CONCENTRATION OF INVESTMENTS

                                                             NO. OF SHARES
                                                             --------------
For......................................................    17,585,713.917
Against..................................................     1,077,024.273
Abstain..................................................       964,729.822
Broker Non-votes.........................................    27,337,104.000
TOTAL....................................................    46,964,572.012

PROPOSAL 3.H -- COMMODITIES

                                                             NO. OF SHARES
                                                             --------------
For......................................................    17,347,193.515
Against..................................................     1,327,288.394
Abstain..................................................       952,986.103
Broker Non-votes.........................................    27,337,104.000
TOTAL....................................................    46,964,572.012

PROPOSAL 3.I -- PLEDGING, MORTGAGING AND HYPOTHECATING FUND ASSETS

                                                             NO. OF SHARES
                                                             --------------
For......................................................    17,308,292.243
Against..................................................     1,326,021.321
Abstain..................................................       993,154.448
Broker Non-votes.........................................    27,337,104.000
TOTAL....................................................    46,964,572.012

PROPOSAL 3.K -- INVESTMENTS FOR CONTROL

                                                             NO. OF SHARES
                                                             --------------
For......................................................    17,407,495.529
Against..................................................     1,215,089.022
Abstain..................................................     1,004,883.461
Broker Non-votes.........................................    27,337,104.000
TOTAL....................................................    46,964,572.012

PROPOSAL 3.O -- MARGIN ACTIVITIES AND SHORT SELLING

                                                             NO. OF SHARES
                                                             --------------
For........................................................  17,306,902.054
Against....................................................   1,350,382.890
Abstain....................................................     970,183.068
Broker Non-votes...........................................  27,337,104.000
TOTAL......................................................  46,964,572.012

MUNDER NETNET FUND
   Notes to Financial Statements, June 30, 2003 (continued)
--------------------------------------------------------------------------------

14. DIRECTORS/TRUSTEES AND OFFICERS (UNAUDITED)

   Information about the Directors/Trustees and executive officers of the Munder Funds, including their business addresses, ages and principal occupations during the past five years, and other current directorships of publicly traded companies or funds, are set forth in the table below. A Director/Trustee is deemed to be a "Non-Interested Director/Trustee" to the extent the Director/Trustee is not an "interested person" of the Munder Funds (as that term is defined in Section 2(a)(19) of the 1940 Act).

                                                                               NUMBER OF
                                                                               PORTFOLIOS
                                                 TERM OF                        IN FUND
                                              OFFICE(1) AND     PRINCIPAL       COMPLEX
                            POSITION(S) WITH    LENGTH OF     OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
                               THE MUNDER         TIME         DURING PAST    BY DIRECTOR/        HELD BY
NAME, ADDRESS AND AGE            FUNDS          SERVED(2)        5 YEARS        TRUSTEE      DIRECTOR/TRUSTEE
---------------------------------------------------------------------------------------------------------------
NON-INTERESTED
 DIRECTORS/TRUSTEES
Charles W. Elliott          Director/Trustee  Indefinite     Consultant,           32       None
c/o The Munder Funds        and Chairman      since 11/89    self- employed
480 Pierce Street                                            (since 7/95);
Suite 300                                                    Senior Advisor
Birmingham, MI 48009                                         to President,
Age 71                                                       Western
                                                             Michigan
                                                             University
                                                             (7/95 to
                                                             12/98).
John Rakolta, Jr.           Director/Trustee  Indefinite     Chairman and          32       None
c/o The Munder Funds        and Vice          since 2/93     Chief Executive
480 Pierce Street           Chairman                         Officer,
Suite 300                                                    Walbridge
Birmingham, MI 48009                                         Aldinger
Age 56                                                       Company
                                                             (construction
                                                             company) (since
                                                             1991).
David J. Brophy             Director/Trustee  Indefinite     Professor of          32       None
c/o The Munder Funds                          since 5/93     Finance,
480 Pierce Street                                            University of
Suite 300                                                    Michigan-
Birmingham, MI 48009                                         Business School
Age 67                                                       (since 8/66).
Joseph E. Champagne         Director/Trustee  Indefinite     Vice President,       32       None
c/o The Munder Funds                          since 11/89    Macomb College
480 Pierce Street                                            (since 2001);
Suite 300                                                    Dean, Macomb
Birmingham, MI 48009                                         College (since
Age 65                                                       9/97).

MUNDER NETNET FUND
   Notes to Financial Statements, June 30, 2003 (continued)
--------------------------------------------------------------------------------

                                                                               NUMBER OF
                                                                               PORTFOLIOS
                                                 TERM OF                        IN FUND
                                              OFFICE(1) AND     PRINCIPAL       COMPLEX
                            POSITION(S) WITH    LENGTH OF     OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
                               THE MUNDER         TIME         DURING PAST    BY DIRECTOR/        HELD BY
NAME, ADDRESS AND AGE            FUNDS          SERVED(2)        5 YEARS        TRUSTEE      DIRECTOR/TRUSTEE
---------------------------------------------------------------------------------------------------------------
Thomas D. Eckert            Director/Trustee  Indefinite     Director,             32       None
c/o The Munder Funds                          since 2/93     President and
480 Pierce Street                                            Chief Executive
Suite 300                                                    Officer,
Birmingham, MI 48009                                         Capital
Age 55                                                       Automotive REIT
                                                             (real estate
                                                             investment
                                                             trust
                                                             specializing in
                                                             retail
                                                             automotive
                                                             properties)
                                                             (since 10/97).
John Engler                 Director/Trustee  Indefinite     President of          32       Universal Forest
c/o The Munder Funds                          since 2/03     State and Local                Products, Inc.
480 Pierce Street                                            Government/Vice                (manufacturer and
Suite 300                                                    President of                   distributor of
Birmingham, MI 48009                                         Government                     lumber products)
Age 54                                                       Solutions for                  (since 1/03);
                                                             North America,                 Northwest Airlines
                                                             Electronic Data                (since 4/03).
                                                             Systems Corp.
                                                             (computer
                                                             services)
                                                             (since 1/03);
                                                             Governor of the
                                                             State of
                                                             Michigan (1/91
                                                             to 1/03).
Arthur T. Porter            Director/Trustee  Indefinite     President and         32       None
3990 John R.                                  since 2/01     Chief Executive
Detroit, MI 48201                                            Officer of the
Age 47                                                       Detroit Medical
                                                             Center (since
                                                             3/99);
                                                             Professor with
                                                             Tenure and
                                                             Chairman of
                                                             Radiation
                                                             Oncology of
                                                             Wayne State
                                                             University
                                                             School of
                                                             Medicine (3/91
                                                             to 3/99).

MUNDER NETNET FUND
   Notes to Financial Statements, June 30, 2003 (continued)
--------------------------------------------------------------------------------

                                                                               NUMBER OF
                                                                               PORTFOLIOS
                                                 TERM OF                        IN FUND
                                              OFFICE(1) AND     PRINCIPAL       COMPLEX
                            POSITION(S) WITH    LENGTH OF     OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
                               THE MUNDER         TIME         DURING PAST    BY DIRECTOR/        HELD BY
NAME, ADDRESS AND AGE            FUNDS          SERVED(2)        5 YEARS        TRUSTEE      DIRECTOR/TRUSTEE
---------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE
Michael T. Monahan(3)       Director/Trustee  Indefinite     President of          32       CMS Energy
3707 West Maple Rd.                           since 8/00     Monahan                        Corporation (energy
Suite 102                                                    Enterprises,                   company) (since
Bloomfield Hills, MI 48301                                   LLC (consulting                12/02); Guilford
Age 64                                                       company) (since                Mills, Inc.
                                                             6/99); Chairman                (supplier of
                                                             of Munder                      automotive textile
                                                             Capital                        products) (since
                                                             Management                     10/02).
                                                             (investment
                                                             advisor) (10/99
                                                             to 12/00);
                                                             Chairman and
                                                             Chief Executive
                                                             Officer of
                                                             Munder Capital
                                                             Management
                                                             (10/99 to
                                                             12/99);
                                                             President of
                                                             Comerica
                                                             Incorporated
                                                             (bank holding
                                                             company) (6/92
                                                             to 6/99).

------------

(1) A Director/Trustee may serve until his death, resignation, removal or retirement. Pursuant to the Fund's By-Laws, any Director/Trustee shall retire as Director/Trustee at the end of the calendar year in which he attains the age of 75 years.

(2) Length of time served is measured from the earliest date of service as a Director/Trustee of any of the Munder Funds or their predecessors.

(3) Mr. Monahan is an "interested person" of the Fund as defined in the 1940 Act. Mr. Monahan owns stock in Comerica.
 36

MUNDER NETNET FUND
   Notes to Financial Statements, June 30, 2003 (continued)
--------------------------------------------------------------------------------

                                                 TERM OF
                                              OFFICE(1) AND
                                                LENGTH OF
NAME, ADDRESS               POSITION(S) WITH      TIME
AND AGE                        THE TRUST        SERVED(2)    PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
---------------------------------------------------------------------------------------------------------
OFFICERS
James C. Robinson           President         through 2/04;  Chairman and Chief Executive Officer of
480 Pierce Street                             since 5/00     Munder Capital Management (investment
Suite 300                                                    advisor) (since 1/00); Chief Investment
Birmingham, MI 48009                                         Officer/Fixed Income of Munder Capital
Age 42                                                       Management (1/90 to 1/00).
Stephen J. Shenkenberg      Vice President    through 2/04;  General Counsel of Munder Capital Management
480 Pierce Street           and Secretary     since 8/00     (investment advisor) (since 7/00); Deputy
Suite 300                                                    General Counsel of Strong Capital
Birmingham, MI 48009                                         Management, Inc. (investment advisor) (12/92
Age 45                                                       to 7/00).
Peter K. Hoglund            Vice President    through 2/04;  Chief Administration Officer of Munder
480 Pierce Street                             since 2/01     Capital Management (investment advisor)
Suite 300                                                    (since 5/00); Associate of Heartland
Birmingham, MI 48009                                         Industrial Partners (a private equity group)
Age 37                                                       (10/99 to 5/00); Sr. Portfolio Manager of
                                                             Munder Capital Management (1/98 to 10/99).
Cherie Ugorowski            Treasurer         through 2/04;  Controller of Munder Capital Management
480 Pierce Street                             since 8/01     (investment advisor) (since 6/01); Corporate
Suite 300                                                    Accounting Manager, DaimlerChrysler
Birmingham, MI 48009                                         Corporation (automotive manufacturer) (9/99
Age 34                                                       to 6/01); Manager, Audit and Business
                                                             Advisory Practice, Arthur Andersen LLP (5/95
                                                             to 9/99).

------------

(1) The officers are elected annually by the Board.

(2) Length of time served is measured from the earliest date of service as an officer of any of the Munder Funds or their predecessors.

   The Statement of Additional Information for the Fund includes additional information about Directors/Trustees and is available, without charge, upon request, by calling (800) 438-5789.

REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

To the Shareholders of Munder NetNet Fund and
Board of Directors of The Munder Funds, Inc.

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Munder NetNet Fund (one of the portfolios comprising The Munder Funds, Inc.) (the "Fund") as of June 30, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of June 30, 2003 by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Munder NetNet Fund portfolio of The Munder Funds, Inc. at June 30, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States.

                                           -s- Ernst & Young LLP

Boston, Massachusetts
August 14, 2003

BOARD OF DIRECTORS
             Charles W. Elliott, Chairman
             John Rakolta, Jr., Vice Chairman
             David J. Brophy
             Joseph E. Champagne
             Thomas D. Eckert
             John Engler
             Michael T. Monahan
             Arthur T. Porter
OFFICERS
             James C. Robinson, President
             Peter K. Hoglund, Vice President
             Stephen J. Shenkenberg, Vice President and Secretary
             Mary Ann Shumaker, Assistant Secretary
             Melanie Mayo West, Assistant Secretary
             Cherie N. Ugorowski, Treasurer
             David W. Rumph, Assistant Treasurer
             Bradford E. Smith, Assistant Treasurer
INVESTMENT ADVISOR & ADMINISTRATOR
             Munder Capital Management
             Munder Capital Center
             480 Pierce Street
             Birmingham, MI 48009
TRANSFER AGENT
             PFPC, Inc.
             4400 Computer Drive
             Westborough, MA 01581
SUB-ADMINISTRATOR & CUSTODIAN
             State Street Bank & Trust Company
             225 Franklin Street
             Boston, MA 02110
DISTRIBUTOR & SUB-ADMINISTRATOR
             Funds Distributor, Inc./BISYS Fund Services, Inc.
             60 State Street
             Boston, MA 02109
LEGAL COUNSEL
             Dechert LLP
             1775 I Street, N.W.
             Washington, D.C. 20006
INDEPENDENT AUDITORS
             Ernst & Young LLP
             200 Clarendon Street
             Boston, MA 02116

ANNNET603

                                                                   ANNUAL REPORT

                                                                   JUNE 30, 2003

                                                       MUNDER POWER PLUS FUND(R)
                                                    Class A, B, II, K & Y Shares
FAMILY OF FUNDS
(covered in separate annual reports)

LARGE-CAP EQUITY             INTERNATIONAL
Multi-Season Growth          International Growth
Index 500                    International Equity
Large-Cap Value              International Bond
                             Emerging Markets
MID- TO MICRO-CAP
EQUITY                       TAXABLE INCOME
MidCap Select                Bond
Small Company Growth         Intermediate Bond
Small-Cap Value              U.S. Government Income
Micro-Cap Equity
                             TAX-FREE INCOME
NICHE/SECTOR EQUITY          Michigan Tax-Free Bond
NetNet(R)                    Tax-Free Bond
Future Technology            Tax-Free Short & Intermediate Bond
Healthcare
Power Plus(R)                MONEY MARKET
Real Estate Equity           Cash Investment
Investment                   Tax-Free Money Market

HYBRID
Balanced

                                                          ---------------------------
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                                                                 this document
                                                            electronically. Sign up
                                                          for electronic delivery at
                                                             WWW.MUNDERFUNDS.COM/
                                                                   EDELIVERY
                                                          ---------------------------

(MUNDER FUNDS LOGO)

THE MUNDER FUNDS LETTER TO SHAREHOLDERS

DEAR FELLOW MUNDER FUND SHAREHOLDERS:

   The past year has been a difficult one for all of us who have assets invested in the stock market. The S&P 500(R) Index barely eked out a positive 0.25% return for the 12 months ending June 30. In terms of calendar quarters, the S&P 500(R) moved from a gut-wrenching low of -17.28% for the three months ended September 30, 2002 to a high of 15.40% for the quarter ended June 30, 2003. In contrast, the bond market provided a positive return in each calendar quarter, with the Lehman Brothers Aggregate Bond Index posting a 10.40% return for the year ending June 30.

   At Munder Capital Management, the investment advisor for The Munder Funds, we strive to provide the shareholders of each of our equity, fixed income and money market funds with a disciplined approach to investing, based on sound investment principles rather than the day-to-day fluctuations of the financial markets. While we cannot insulate our mutual funds from the volatility of the financial markets, we do monitor and manage the risk or volatility of each Fund relative to its benchmark. While the specific techniques for managing risk will differ from Fund to Fund, our goal is the same across our entire Fund family: to maximize return for a given level of risk.

   Another characteristic of Munder Capital's investment management style is the team approach to the management of each of our mutual funds. Our staff of equity research and fixed income credit analysts supports the portfolio managers for each Fund. Our goal is to combine the best individual ideas with the synergy created by team interaction. We believe that this collaborative approach is the best way to leverage the talents of our portfolio managers and analysts.

   On the following pages, you will find information and commentary on the relative and absolute performance of the Fund. If you have any questions about your current investments or any of The Munder Funds, please call your financial advisor. You may also contact the Funds at 1-800-4MUNDER or through our Web site at www.munder.com. Thank you for your confidence in The Munder Funds. We value the opportunity to work with you toward meeting your investment objectives.

   Very Truly Yours,

   -s- James C. Robinson

   James C. Robinson

   President, The Munder Funds

   Chairman and CEO, Munder Capital Management

TABLE OF
   CONTENTS
--------------------------------------------------------------------------------

                  II         Management's Discussion of Fund Performance
                  IV         Hypothetical and Total Returns

                  1          Portfolio of Investments
                  6          Statement of Assets and Liabilities
                  8          Statement of Operations
                  9          Statements of Changes in Net Assets
                  10         Statements of Changes in Net Assets -- Capital Stock
                             Activity
                  12         Financial Highlights
                  17         Notes to Financial Statements
                  33         Report of Ernst & Young LLP, Independent Auditors

--------------------------------------------------------------------------------
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY ANY BANK AND
ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD,
OR ANY OTHER AGENCY. ALL MUTUAL FUND SHARES INVOLVE CERTAIN RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

MANAGEMENT'S DISCUSSION OF
   FUND PERFORMANCE
--------------------------------------------------------------------------------

THE PERFORMANCE DATA CONTAINED IN THE FOLLOWING COMMENTARY IS BASED ON CLASS Y SHARES OF THE FUND AND THE PERFORMANCE FOR OTHER CLASSES OF SHARES WILL DIFFER. THE RETURNS FOR THE FUND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR UPON REDEMPTION OF FUND SHARES. PLEASE NOTE THAT ANY INDEX AGAINST WHICH THE FUND IS COMPARED IS NOT AN ACTUAL FUND AND NO EXPENSES ARE NETTED AGAINST ITS RETURNS. YOU CANNOT INVEST DIRECTLY IN AN INDEX. THE RETURNS FOR THE FUND ARE REPORTED AFTER THE DEDUCTION OF ALL EXPENSES. FUND HOLDINGS ARE SUBJECT TO CHANGE. A COMPLETE LIST OF FUND HOLDINGS AS OF JUNE 30, 2003 IS CONTAINED IN THE PORTFOLIO OF INVESTMENTS INCLUDED IN THIS REPORT.

FUND MANAGERS: The Munder Power Plus Fund Team

   The Fund generated a return of -8.32% for the year ending June 30, 2003, relative to the -2.65% return for the AMEX Deutsche Bank Energy Index and the -3.66% return for the Lipper universe of natural resources mutual funds. Compared to its Lipper benchmark, the Fund has earned above-median returns for the three-month, six-month and nine-month time periods ending June 30.

   The Fund's strongest absolute and relative performance for the year ended June 30 came from the gas utilities and oil and gas sectors of the Fund. In the gas utilities sector, Kinder Morgan, Inc., an energy storage and transportation company that operates more than 30,000 miles of natural gas and products pipelines, was the standout performer. The company, which is not represented in the AMEX Deutsche Bank Energy Index, experienced a total return of over 45% for the year ended June 30. Relative returns in the oil and gas sector benefited from an underweighted position in the large integrated oil companies, which had weak returns for the year. In addition, the Fund held a number of companies in that sector that had strong relative returns and were not represented in the Fund's AMEX Deutsche Bank Energy Index benchmark. These included Peyto Energy Trust (a Canadian investment trust engaged in oil and gas acquisition and exploration, primarily in western Canada), ATP Oil & Gas Corp. and Credo Petroleum Corp. ATP and Credo are both involved in the acquisition, development and production of natural gas and oil. Peyto was sold because of its change in structure from a corporation to an energy trust. ATP was sold in November 2002 because we believed that its valuation was becoming too high relative to expected earnings growth.

   The positive impact of strength in these sectors was offset by relative weakness in the auto components and electrical equipment sectors of the Fund. Quantum Fuel Systems Technologies Worldwide, Inc., a company that designs and manufactures fuel cell applications, hindered returns in the auto components sector. In the distributed power sector, the weakest performers included Active Power, Inc., ABB Ltd., and AstroPower, Inc. ActivePower designs, makes and markets products that provide steady electrical power. ABB Ltd. provides a wide range of products, systems and services to the water and gas utilities. AstroPower makes solar electric power generation products. ABB was eliminated from the Fund in October 2002.

                      [This Page Intentionally Left Blank]

HYPOTHETICAL AND TOTAL RETURNS

--------------------------------------------------------------------------------

The following graph represents the performance of the Munder Power Plus Fund Class Y shares (the "Fund") since its inception. The chart following the line graph sets forth performance information and the growth of a hypothetical $10,000 investment for each class of shares offered by the Fund. Differing sales charges and expenses of classes not shown in the line graph will have an effect on performance. In addition, the information contained in the chart and table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon the redemption of Fund shares. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. Investment return and principal value of any investment will fluctuate so that an investor's shares, upon redemption, may be worth more or less than original cost. Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends.

MUNDER POWER PLUS FUND

                                   CLASS Y SHARE HYPOTHETICAL
                ----------------------------------------------------------------
                A HYPOTHETICAL ILLUSTRATION OF A $10,000 INITIAL INVESTMENT (GRAPHIC IMAGE)

                                                                                                                LIPPER NATURAL
                                                                                       AMEX DEUTSCHE BANK      RESOURCES FUNDS
                                              CLASS Y           S&P 500(R) INDEX#        ENERGY INDEX#            AVERAGE**
                                              -------           -----------------      ------------------      ---------------
3/1/2001                                       10000                  10000                  10000                  10000
                                               10000                  10000                  10000                  10000
                                                9820                   9366                   9783                   9775
                                               11150                  10094                  11030                  10853
                                               11510                  10161                  10961                  10976
6/30/2001                                       9870                   9914                   9832                   9805
                                                9250                   9817                   9925                   9479
                                                8190                   9203                   9712                   9041
                                                7160                   8459                   8773                   8082
                                                8229                   8621                   9306                   8737
                                                8007                   9282                   8825                   8641
                                                8561                   9364                   9455                   9189
                                                7694                   9227                   9202                   8922
                                                7886                   9049                   9598                   9349
                                                9116                   9389                  10411                  10223
                                                9076                   8820                  10261                  10221
                                                8350                   8755                  10209                  10203
6/30/2002                                       7512                   8131                   9761                   9638
                                                5939                   7497                   8662                   8325
                                                5990                   7547                   8835                   8536
                                                5405                   6726                   8235                   7905
                                                5678                   7318                   8365                   8137
                                                6101                   7749                   8745                   8460
                                                5930                   7294                   8884                   8591
                                                6121                   7103                   8603                   8385
                                                6182                   6996                   8809                   8572
                                                6010                   7064                   8701                   8396
                                                6232                   7646                   8608                   8534
                                                7029                   8049                   9646                   9494
6/30/2003                                       6887                   8152                   9503                   9406

--------------------------------------------------------------------------------

                                  GROWTH OF A $10,000 INVESTMENT SINCE INCEPTION
                      -----------------------------------------------------------------------
                                                  S&P               AMEX       LIPPER NATURAL
CLASS AND               WITH      WITHOUT      500(R)      DEUTSCHE BANK            RESOURCES
INCEPTION DATE          LOAD         LOAD      INDEX#      ENERGY INDEX#      FUNDS AVERAGE**
---------------------------------------------------------------------------------------------
CLASS A
  (3/13/01)           $6,472*     $6,847       $8,152         $9,503              $9,406
CLASS B
  (3/13/01)           $6,517+     $6,716       $8,152         $9,503              $9,406
CLASS II
  (3/13/01)           $6,660*     $6,726       $8,152         $9,503              $9,406
CLASS K
  (3/13/01)              N/A      $6,847       $8,152         $9,503              $9,406
CLASS Y
  (3/13/01)              N/A      $6,887       $8,152         $9,503              $9,406

                                               AVERAGE ANNUAL TOTAL RETURNS
                               ------------------------------------------------------------
                                    ONE                ONE           SINCE            SINCE
CLASS AND                          YEAR               YEAR       INCEPTION        INCEPTION
INCEPTION DATE                   W/LOAD         W/OUT LOAD          W/LOAD       W/OUT LOAD
-------------------------------------------------------------------------------------------
CLASS A
  (3/13/01)                    (13.50)%*         (8.49)%         (17.23)%*        (15.18)%
CLASS B
  (3/13/01)                    (13.80)%+         (9.26)%         (16.98)%+        (15.88)%
CLASS II
  (3/13/01)                    (11.01)%*,+       (9.25)%         (16.19)%*        (15.83)%
CLASS K
  (3/13/01)                         N/A          (8.49)%              N/A         (15.18)%
CLASS Y
  (3/13/01)                         N/A          (8.32)%              N/A         (14.96)%

------------

 * Reflects the deduction of the maximum sales charge of 5.50% for Class A shares or 1.00% for Class II shares, as applicable.

 + Based on the declining contingent deferred sales charge (CDSC) schedule described in the prospectus.

 # The S&P 500(R) Index is a widely recognized unmanaged index that measures the performance of the large-cap sector of the U.S. stock market. The AMEX Deutsche Bank Energy Index is an equal-weighted index of 30 widely-held companies involved in producing and providing energy products, including domestic and international oil producers, refiners and transmitters, oil equipment and drillers, and natural gas producers. Index since inception comparative returns for Class A, Class B, Class II, Class K, and Class Y shares of the Fund are as of 3/1/01.

** The Lipper Natural Resources Funds Average represents the average performance of a universe of mutual funds that have been in existence since the Fund's inception and are categorized by Lipper Analytical Services, Inc. under the same investment objective as the Fund. Lipper since inception comparative returns for Class A, Class B, Class II, Class K, and Class Y shares of the Fund are as of 3/1/01.

                      [This Page Intentionally Left Blank]

MUNDER POWER PLUS FUND
   Portfolio of Investments, June 30, 2003
--------------------------------------------------------------------------------

SHARES                                                                       VALUE
----------------------------------------------------------------------------------
COMMON STOCKS -- 97.2%
   DISTRIBUTED POWER -- 18.0%
    46,400      02Micro International Ltd.+                            $   747,504
   188,800      Active Power, Inc.+                                        317,184
    22,000      American Power Conversion Corporation+                     342,980
   135,850      AstroPower, Inc.+                                          446,946
    23,900      C&D Technologies, Inc.                                     343,204
   297,100      Capstone Turbine Corporation+                              323,839
    29,700      Cree, Inc.+                                                483,516
 1,358,695      Electric City Corporation*, +, ++                        1,098,838
   359,800      Electric City Corporation+, ++                             327,418
    66,100      Energy Conversion Devices, Inc.++                          601,510
    82,593      Evergreen Solar, Inc.+                                     111,500
    53,700      FuelCell Energy, Inc.+                                     439,803
    46,800      Headwaters, Inc.+                                          687,492
   102,400      Hydrogenics Corporation+                                   456,704
    22,400      Infineon Technologies AG, ADR+                             214,816
     8,688      Intermagnetics General Corporation+                        172,370
    21,200      International Rectifier Corporation+                       568,584
    24,100      Itron, Inc.+                                               519,596
    34,612      IXYS Corporation+                                          275,858
    69,300      NEG Micon AS+                                              707,975
    63,700      Plug Power, Inc.+                                          297,479
   118,000      Proton Energy Systems, Inc.                                252,520
    59,000      Quanta Services, Inc.+                                     418,900
   171,700      Quantum Fuel Systems Technologies Worldwide, Inc.+         382,891
   121,200      UQM Technologies, Inc.+                                    363,600
    76,300      Valence Technology, Inc.+                                  228,137
    87,100      Vestas Wind Systems AS                                     997,678
                                                                       -----------
                                                                        12,128,842
                                                                       -----------
   DRILLING -- 17.8%
    24,200      Atwood Oceanics, Inc.+                                     657,030
    12,450      ENSCO International, Inc.                                  334,905
    77,100      Ensign Resource Group, Inc.                              1,148,752
   255,000      Grey Wolf, Inc.+                                         1,030,200
    58,300      Halliburton Company                                      1,340,900
   114,200      Key Energy Services, Inc.+                               1,224,224
    11,123      Nabors Industries Ltd.+                                    439,915
    30,950      Noble Corporation+                                       1,061,585
    10,500      Patterson-UTI Energy, Inc.+                                340,200

                       See Notes to Financial Statements.

MUNDER POWER PLUS FUND
   Portfolio of Investments, June 30, 2003 (continued)
--------------------------------------------------------------------------------

SHARES                                                                       VALUE
----------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
   DRILLING (CONTINUED)
    20,200      Rowan Companies, Inc.                                  $   452,480
 1,281,000      Savanna Energy Services Corporation*, +, ++              2,785,206
    21,200      Transocean, Inc.                                           465,764
    45,800      Trican Well Service Ltd., +                                651,990
     9,400      Trican Well Service Ltd.*, +                               133,818
                                                                       -----------
                                                                        12,066,969
                                                                       -----------
   ENERGY CONVERGENCE -- 2.3%
   132,800      AES Corporation+                                           843,280
   104,800      Calpine Corporation+                                       691,680
                                                                       -----------
                                                                         1,534,960
                                                                       -----------
   EXPLORATION & PRODUCTION -- 21.0%
    16,000      Anadarko Petroleum Corporation                             711,520
    31,418      Apache Corporation                                       2,044,055
   611,400      Bow Valley Energy Ltd.+                                    721,549
    39,400      Burlington Resources, Inc.                               2,130,358
    27,800      Cimarex Energy Company+                                    660,250
   244,800      Clear Energy, Inc.+                                        541,693
    16,125      CREDO Petroleum Corporation                                213,479
     7,245      Devon Energy Corporation                                   386,883
    48,000      Energy Partners Ltd.+                                      554,400
    16,700      EOG Resources, Inc.                                        698,728
   335,200      Esprit Exploration Ltd.+                                   596,656
    37,900      Kerr-McGee Corporation                                   1,697,920
    13,700      Newfield Exploration Company+                              514,435
    44,000      Noble Energy, Inc.                                       1,663,200
    35,700      Unocal Corporation                                       1,024,233
                                                                       -----------
                                                                        14,159,359
                                                                       -----------
   INTEGRATED OIL & GAS -- 26.8%
    25,400      Amerada Hess Corporation                                 1,249,172
    33,200      BP Plc, ADR                                              1,395,064
    19,600      ChevronTexaco Corporation                                1,415,120
    25,800      ConocoPhillips                                           1,413,840
    38,300      Exxon Mobil Corporation                                  1,375,353
    13,600      Kinder Morgan, Inc.                                        743,240
    78,500      Marathon Oil Corporation                                 2,068,475
    38,000      Murphy Oil Corporation                                   1,998,800
    41,300      Occidental Petroleum Corporation                         1,385,615

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

SHARES                                                                       VALUE
----------------------------------------------------------------------------------
   INTEGRATED OIL & GAS (CONTINUED)
    18,500      Remington Oil & Gas Corporation+                       $   340,030
    38,200      Royal Dutch Petroleum Company, NYR                       1,780,884
    21,500      Shell Canada Ltd.                                          834,627
   262,400      Syntroleum Corporation+                                    697,984
    18,500      Total S.A., ADR                                          1,402,300
                                                                       -----------
                                                                        18,100,504
                                                                       -----------
   OIL SERVICE & EQUIPMENT -- 8.6%
    26,850      Baker Hughes, Inc.                                         901,354
     8,600      BJ Services Company+                                       321,296
     9,700      Cooper Cameron Corporation+                                488,686
    85,400      Enerflex Systems Ltd.                                    1,026,753
    15,600      FMC Technologies, Inc.+                                    328,380
    57,900      NATCO Group, Inc.+                                         395,457
    16,200      Schlumberger Ltd.                                          770,634
    10,400      Smith International, Inc.+                                 382,096
    11,500      TETRA Technologies, Inc.+                                  340,975
    19,300      Varco International, Inc.+                                 378,280
    43,400      Willbros Group, Inc.+                                      450,926
                                                                       -----------
                                                                         5,784,837
                                                                       -----------
   REFINING & MARKETING -- 2.7%
    47,800      Sunoco, Inc.                                             1,803,972
                                                                       -----------
TOTAL COMMON STOCKS
   (Cost $65,142,280)                                                   65,579,443
                                                                       -----------
WARRANTS -- 0.2%
   DISTRIBUTED POWER -- 0.2%
   300,000      Electric City Corporation, expires 10/12/07,
                  (exercise price: $1.74)*, +, ++                           88,759
    75,000      Electric City Corporation, expires 4/8/16,
                  (exercise price: $1.74)*, +, ++                           21,474
    19,300      UQM Technologies, Inc., expires 4/11/04,
                  (exercise price: $3.30)+                                   1,577
                                                                       -----------
                                                                           111,810
                                                                       -----------
TOTAL WARRANTS
   (Cost $126,156)                                                         111,810
                                                                       -----------

                       See Notes to Financial Statements.

MUNDER POWER PLUS FUND
   Portfolio of Investments, June 30, 2003 (continued)
--------------------------------------------------------------------------------

PRINCIPAL
AMOUNT                                                                       VALUE
----------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 2.3%
   (Cost $1,554,000)
$1,554,000      Agreement with State Street Bank and Trust Company,
                  0.9800% dated 6/30/2003, to be repurchased at
                  $1,554,042 on 7/1/2003, collateralized by
                  $1,530,000 FNMA,
                  5.000% maturing 05/14/2004
                  (value $1,590,244)                                   $ 1,554,000
                                                                       -----------


TOTAL INVESTMENTS
   (Cost $66,822,436)                                      99.7%         67,245,253
OTHER ASSETS AND LIABILITIES (NET)                          0.3             218,333
                                                          -----         -----------
NET ASSETS                                                100.0%        $67,463,586
                                                          =====         ===========

------------

 * Restricted security, which is subject to restrictions on resale under federal securities laws. These securities may only be resold upon registration under federal securities laws or in transactions exempt from such registration. The Munder Power Plus Fund may not invest more than 15% of its net assets in illiquid securities including restricted securities and does not have the right to demand that such securities be registered. At June 30, 2003, these securities represent $4,780,085, 7.1% of net assets.

   SECURITY                                            ACQUISITION DATE      COST
   ---------------------------------------------------------------------------------
   Savanna Energy Services Corporation.............        05/30/01       $2,500,128
   Trican Well Service Ltd. (a)....................        11/01/02          108,999
   Electric City Corporation (b)...................        12/11/02          906,191
                                                           04/14/03          217,653
   Electric City Corporation (Warrants)............        12/11/02           93,809
   Electric City Corporation (Warrants)............        04/14/03           32,347

(a) Represents 100% of the market value per share of the same issuer on June 30, 2003 and on November 1, 2002, the date on which the purchase price was agreed to and an enforceable right to acquire the security was obtained.

(b) Represents 89% of the market value per share of the unrestricted security of the same issuer on June 30, 2003, 91% on December 11, 2002 and 89% on April 14, 2003, the dates on which the purchase price was agreed to and an enforceable right to acquire the security was obtained.

 + Non-income producing security.

++ Affiliated security.

ABBREVIATIONS:
ADR  -- American Depositary Receipt

FNMA -- Federal National Mortgage Association

NYR  -- New York Registered Shares

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

At June 30, 2003 the country diversification of the Munder Power Plus Fund was as follows:

                                                            % OF
                                                         NET ASSETS            VALUE
                                                         ---------------------------
COMMON STOCK:
United States........................................       73.5%        $49,628,513
Canada...............................................        8.2           5,515,885
Netherlands..........................................        3.8           2,551,518
Cayman Islands.......................................        3.4           2,274,853
Denmark..............................................        2.5           1,705,653
France...............................................        2.1           1,402,300
United Kingdom.......................................        2.1           1,395,064
Panama...............................................        0.7             450,926
Bermuda..............................................        0.6             439,915
Germany..............................................        0.3             214,816
                                                           -----         -----------
TOTAL COMMON STOCKS..................................       97.2          65,579,443
WARRANTS.............................................        0.2             111,810
REPURCHASE AGREEMENT.................................        2.3           1,554,000
                                                           -----         -----------
TOTAL INVESTMENTS....................................       99.7          67,245,253
OTHER ASSETS AND LIABILITIES (NET)...................        0.3             218,333
                                                           -----         -----------
NET ASSETS...........................................     100.0%         $67,463,586
                                                           =====         ===========

                       See Notes to Financial Statements.

MUNDER POWER PLUS FUND
   Statement of Assets and Liabilities, June 30, 2003
--------------------------------------------------------------------------------

ASSETS:
Investments, at value
  See accompanying schedule:
    Securities of unaffiliated issuers
      (Cost -- $61,105,125).................................  $61,369,558
    Securities of affiliated issuers (Cost -- 4,163,311)....    4,321,695
    Repurchase agreement (Cost -- 1,554,000)................    1,554,000
                                                              -----------
Total Investments...........................................   67,245,253
Cash........................................................          285
Foreign currency, at value..................................        1,315
Interest receivable.........................................           42
Dividends receivable........................................       58,683
Receivable for investment securities sold...................      512,302
Receivable for Fund shares sold.............................       26,938
Prepaid expenses and other assets...........................       35,096
                                                              -----------
      Total Assets..........................................   67,879,914
                                                              -----------
LIABILITIES:
Payable for Fund shares redeemed............................      162,369
Transfer agency/record keeping fees payable.................       52,741
Distribution fees payable...................................       44,961
Investment advisory fees payable............................       44,197
Directors' fees and expenses payable........................       15,204
Administration fees payable.................................        7,515
Custody fees payable........................................        3,276
Shareholder servicing fees payable..........................            5
Accrued expenses and other payables.........................       86,060
                                                              -----------
      Total Liabilities.....................................      416,328
                                                              -----------
NET ASSETS..................................................  $67,463,586
                                                              ===========
Investments, at cost........................................  $66,822,436
                                                              ===========
Foreign currency, at cost...................................  $     1,355
                                                              ===========

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

NET ASSETS CONSIST OF:
Accumulated net investment loss.............................    $     (9,961)
Accumulated net realized loss on investments sold...........     (69,347,904)
Net unrealized appreciation of investments..................         422,811
Par value...................................................         100,669
Paid-in capital in excess of par value......................     136,297,971
                                                                ------------
                                                                $ 67,463,586
                                                                ============
NET ASSETS:
Class A Shares..............................................    $ 20,106,625
                                                                ============
Class B Shares..............................................    $ 33,404,348
                                                                ============
Class II Shares.............................................    $ 13,767,900
                                                                ============
Class K Shares..............................................    $     35,981
                                                                ============
Class Y Shares..............................................    $    148,732
                                                                ============
SHARES OUTSTANDING:
Class A Shares..............................................       2,961,942
                                                                ============
Class B Shares..............................................       5,013,245
                                                                ============
Class II Shares.............................................       2,064,590
                                                                ============
Class K Shares..............................................           5,302
                                                                ============
Class Y Shares..............................................          21,782
                                                                ============
CLASS A SHARES:
Net asset value and redemption price per share..............           $6.79
                                                                ============
Maximum sales charge........................................            5.50%
Maximum offering price per share............................           $7.19
                                                                ============
CLASS B SHARES:
Net asset value and offering price per share*...............           $6.66
                                                                ============
CLASS II SHARES:
Net asset value per share*..................................           $6.67
                                                                ============
Maximum sales charge........................................            1.00%
Maximum offering price per share............................           $6.74
                                                                ============
CLASS K SHARES:
Net asset value, offering price and redemption price per
  share.....................................................           $6.79
                                                                ============
CLASS Y SHARES:
Net asset value, offering price and redemption price per
  share.....................................................           $6.83
                                                                ============

------------

* Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge ("CDSC").

                       See Notes to Financial Statements.

MUNDER POWER PLUS FUND
   Statement of Operations, Year Ended June 30, 2003
--------------------------------------------------------------------------------

INVESTMENT INCOME:
Interest....................................................    $     12,454
Dividends(a)................................................         502,200
                                                                ------------
    Total Investment Income.................................         514,654
                                                                ------------
EXPENSES:
Distribution and shareholder servicing fees:
  Class A Shares............................................          51,658
  Class B Shares............................................         339,514
  Class II Shares...........................................         142,440
Shareholder servicing fees:
  Class K Shares............................................              85
Investment advisory fees....................................         523,941
Transfer agency/record keeping fees.........................         312,922
Printing, mailing and solicitation fees.....................         115,237
Administration fees.........................................          94,819
Legal and audit fees........................................          50,279
Registration and filing fees................................          40,572
Custody fees................................................          33,942
Directors' fees and expenses................................          20,582
Other.......................................................           9,592
                                                                ------------
  Total Expenses............................................       1,735,583
Fees waived by transfer agent...............................          (8,884)
                                                                ------------
Net Expenses................................................       1,726,699
                                                                ------------
NET INVESTMENT LOSS.........................................      (1,212,045)
                                                                ------------
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) from:
  Security transactions of unaffiliated issuers.............     (42,174,215)
  Security transactions of affiliated issuers...............          (1,550)
  Foreign currency-related transactions.....................             233
Net change in unrealized appreciation/(depreciation) of:
  Securities................................................      30,266,143
  Foreign currency-related transactions.....................            (244)
                                                                ------------
Net realized and unrealized loss on investments.............     (11,909,633)
                                                                ------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS........    $(13,121,678)
                                                                ============

------------

(a) Net of foreign withholding taxes of $15,349.

                       See Notes to Financial Statements.

MUNDER POWER PLUS FUND
   Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                         YEAR ENDED       YEAR ENDED
                                                      JUNE 30, 2003    JUNE 30, 2002
                                                      ------------------------------
Net investment loss.................................  $ (1,212,045)    $ (2,174,280)
Net realized loss on investments sold...............   (42,175,532)     (25,994,987)
Net change in unrealized appreciation/(depreciation)
  of investments....................................    30,265,899      (11,794,864)
                                                      ------------     ------------
Net decrease in net assets resulting from
  operations........................................   (13,121,678)     (39,964,131)
Distributions to shareholders from net realized
  gains:
  Class A Shares....................................            --         (341,393)
  Class B Shares....................................            --         (458,727)
  Class II Shares...................................            --         (175,983)
  Class K Shares....................................            --             (375)
  Class Y Shares....................................            --          (12,994)
Distributions to shareholders from capital:
  Class A Shares....................................            --             (551)
  Class B Shares....................................            --             (741)
  Class II Shares...................................            --             (284)
  Class K Shares....................................            --               (1)
  Class Y Shares....................................            --              (21)
Net decrease in net assets from Fund share
  transactions:
  Class A Shares....................................    (9,208,461)     (11,688,549)
  Class B Shares....................................   (10,755,944)      (4,271,095)
  Class II Shares...................................    (4,564,005)      (1,385,520)
  Class K Shares....................................        (3,072)          (4,428)
  Class Y Shares....................................      (996,593)        (167,204)
                                                      ------------     ------------
Net decrease in net assets..........................   (38,649,753)     (58,471,997)
NET ASSETS:
Beginning of year...................................   106,113,339      164,585,336
                                                      ------------     ------------
End of year.........................................  $ 67,463,586     $106,113,339
                                                      ============     ============
Accumulated net investment loss.....................  $     (9,961)    $     (2,265)
                                                      ============     ============

                       See Notes to Financial Statements.

MUNDER POWER PLUS FUND
   Statements of Changes in Net Assets -- Capital Stock Activity
--------------------------------------------------------------------------------

                                                          YEAR ENDED       YEAR ENDED
                                                       JUNE 30, 2003    JUNE 30, 2002
                                                       ------------------------------
AMOUNT
CLASS A SHARES:
Sold.................................................  $  2,930,401     $  9,087,109
Issued as reinvestment of dividends..................            --          253,194
Redeemed.............................................   (12,138,862)     (21,028,852)
                                                       ------------     ------------
Net decrease.........................................  $ (9,208,461)    $(11,688,549)
                                                       ============     ============
CLASS B SHARES:
Sold.................................................  $  1,456,176     $ 14,784,818
Issued as reinvestment of dividends..................            --          264,116
Redeemed.............................................   (12,212,120)     (19,320,029)
                                                       ------------     ------------
Net decrease.........................................  $(10,755,944)    $ (4,271,095)
                                                       ============     ============
CLASS II SHARES:
Sold.................................................  $  1,195,259     $  6,313,636
Issued as reinvestment of dividends..................            --          127,555
Redeemed.............................................    (5,759,264)      (7,826,711)
                                                       ------------     ------------
Net decrease.........................................  $ (4,564,005)    $ (1,385,520)
                                                       ============     ============
CLASS K SHARES:
Sold.................................................  $         --     $      5,000
Issued as reinvestment of dividends..................            --               31
Redeemed.............................................        (3,072)          (9,459)
                                                       ------------     ------------
Net decrease.........................................  $     (3,072)    $     (4,428)
                                                       ============     ============
CLASS Y SHARES:
Sold.................................................  $    330,234     $    304,662
Issued as reinvestment of dividends..................            --           12,855
Redeemed.............................................    (1,326,827)        (484,721)
                                                       ------------     ------------
Net decrease.........................................  $   (996,593)    $   (167,204)
                                                       ============     ============

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

                                                          YEAR ENDED       YEAR ENDED
                                                       JUNE 30, 2003    JUNE 30, 2002
                                                       ------------------------------
SHARES
CLASS A SHARES:
Shares authorized ($0.01 par value)..................   115,000,000      115,000,000
                                                        ===========      ===========
Sold.................................................       460,400        1,068,474
Issued as reinvestment of dividends..................            --           36,378
Redeemed.............................................    (2,004,484)      (2,595,714)
                                                        -----------      -----------
Net decrease.........................................    (1,544,084)      (1,490,862)
                                                        ===========      ===========
CLASS B SHARES:
Shares authorized ($0.01 par value)..................   115,000,000      115,000,000
                                                        ===========      ===========
Sold.................................................       246,478        1,748,687
Issued as reinvestment of dividends..................            --           38,167
Redeemed.............................................    (2,091,205)      (2,397,739)
                                                        -----------      -----------
Net decrease.........................................    (1,844,727)        (610,885)
                                                        ===========      ===========
CLASS II SHARES:
Shares authorized ($0.01 par value)..................    80,000,000       80,000,000
                                                        ===========      ===========
Sold.................................................       202,299          758,860
Issued as reinvestment of dividends..................            --           18,406
Redeemed.............................................      (984,217)        (972,721)
                                                        -----------      -----------
Net decrease.........................................      (781,918)        (195,455)
                                                        ===========      ===========
CLASS K SHARES:
Shares authorized ($0.01 par value)..................    25,000,000       25,000,000
                                                        ===========      ===========
Sold.................................................            --              596
Issued as reinvestment of dividends..................            --                4
Redeemed.............................................          (533)          (1,082)
                                                        -----------      -----------
Net decrease.........................................          (533)            (482)
                                                        ===========      ===========
CLASS Y SHARES:
Shares authorized ($0.01 par value)..................    65,000,000       65,000,000
                                                        ===========      ===========
Sold.................................................        54,657           35,307
Issued as reinvestment of dividends..................            --            1,844
Redeemed.............................................      (214,504)         (62,135)
                                                        -----------      -----------
Net decrease.........................................      (159,847)         (24,984)
                                                        ===========      ===========

                       See Notes to Financial Statements.

MUNDER POWER PLUS FUND(A)
   Financial Highlights, For a Share Outstanding Throughout Each Period
--------------------------------------------------------------------------------

                                                                               A SHARES
                                                                --------------------------------------
                                                                      YEAR          YEAR        PERIOD
                                                                     ENDED         ENDED         ENDED
                                                                6/30/03(D)    6/30/02(D)       6/30/01
                                                                --------------------------------------
Net asset value, beginning of period........................      $ 7.42        $ 9.86        $  10.00
                                                                  ------        ------        --------
LOSS FROM INVESTMENT OPERATIONS:
Net investment loss.........................................       (0.07)        (0.10)          (0.01)
Net realized and unrealized loss on investments.............       (0.56)        (2.28)          (0.13)
                                                                  ------        ------        --------
Total from investment operations............................       (0.63)        (2.38)          (0.14)
                                                                  ------        ------        --------
LESS DISTRIBUTIONS:
Distributions from net realized capital gain................          --         (0.06)             --
Distributions from capital..................................          --         (0.00)(c)          --
                                                                  ------        ------        --------
Total distributions.........................................          --         (0.06)             --
                                                                  ------        ------        --------
Net asset value, end of period..............................      $ 6.79        $ 7.42        $   9.86
                                                                  ======        ======        ========
TOTAL RETURN(B).............................................       (8.49)%      (24.11)%         (1.40)%
                                                                  ======        ======        ========
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)........................      $20,107       $33,446       $ 59,147
Ratio of operating expenses to average net assets...........        1.96%         1.76%           1.50%(e)
Ratio of net investment loss to average net assets..........       (1.22)%       (1.15)%         (0.41)%(e)
Portfolio turnover rate.....................................          93%          107%             36%
Ratio of operating expenses to average net assets without
 expense waivers............................................        1.97%         1.76%           1.50%(e)

------------

(a) The Munder Power Plus Fund Class A Shares and Class B Shares commenced operations on March 13, 2001.

(b) Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(c) Amount represents less than $0.01 per share.

(d) Per share numbers have been calculated using the average shares method.

(e) Annualized.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

                 B SHARES
-------------------------------------------
          YEAR            YEAR       PERIOD
         ENDED           ENDED        ENDED
    6/30/03(D)      6/30/02(D)      6/30/01
-------------------------------------------
      $ 7.34          $ 9.83        $ 10.00
      ------          ------        -------
       (0.12)          (0.16)         (0.02)
       (0.56)          (2.27)         (0.15)
      ------          ------        -------
       (0.68)          (2.43)         (0.17)
      ------          ------        -------
          --           (0.06)            --
          --           (0.00)(c)         --
      ------          ------        -------
          --           (0.06)            --
      ------          ------        -------
      $ 6.66          $ 7.34        $  9.83
      ======          ======        =======
       (9.26)%        (24.70)%        (1.70)%
      ======          ======        =======
      $33,404         $50,354       $73,409
        2.71%           2.51%          2.25%(e)
       (1.97)%         (1.90)%        (1.16)%(e)
          93%            107%            36%
        2.72%           2.51%          2.25%(e)

                       See Notes to Financial Statements.

MUNDER POWER PLUS FUND(A)
   Financial Highlights, For a Share Outstanding Throughout Each Period (continued)
--------------------------------------------------------------------------------

                                                                            II SHARES
                                                              -------------------------------------
                                                                    YEAR          YEAR       PERIOD
                                                                   ENDED         ENDED        ENDED
                                                              6/30/03(D)    6/30/02(D)      6/30/01
                                                              -------------------------------------
Net asset value, beginning of period........................    $ 7.35        $ 9.84        $ 10.00
                                                                ------        ------        -------
LOSS FROM INVESTMENT OPERATIONS:
Net investment loss.........................................     (0.12)        (0.16)         (0.02)
Net realized and unrealized loss on investments.............     (0.56)        (2.27)         (0.14)
                                                                ------        ------        -------
Total from investment operations............................     (0.68)        (2.43)         (0.16)
                                                                ------        ------        -------
LESS DISTRIBUTIONS:
Distributions from net realized capital gain................        --         (0.06)            --
Distributions from capital..................................        --         (0.00)(c)         --
                                                                ------        ------        -------
Total distributions.........................................        --         (0.06)            --
                                                                ------        ------        -------
Net asset value, end of period..............................    $ 6.67        $ 7.35        $  9.84
                                                                ======        ======        =======
TOTAL RETURN(B).............................................     (9.25)%      (24.67)%        (1.60)%
                                                                ======        ======        =======
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)........................    $13,768       $20,917       $29,928
Ratio of operating expenses to average net assets...........      2.71%         2.51%          2.25%(e)
Ratio of net investment loss to average net assets..........     (1.97)%       (1.90)%        (1.16)%(e)
Portfolio turnover rate.....................................        93%          107%            36%
Ratio of operating expenses to average net assets without
 expense waivers............................................      2.72%         2.51%          2.25%(e)

------------

(a) The Munder Power Plus Fund Class II Shares, Class K Shares and Class Y Shares commenced operations on March 13, 2001.

(b) Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(c) Amount represents less than $0.01 per share.

(d) Per share numbers have been calculated using the average shares method.

(e) Annualized.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

                K SHARES                                        Y SHARES
-----------------------------------------         -------------------------------------
          YEAR          YEAR       PERIOD               YEAR          YEAR       PERIOD
         ENDED         ENDED        ENDED              ENDED         ENDED        ENDED
    6/30/03(D)    6/30/02(D)      6/30/01         6/30/03(D)    6/30/02(D)      6/30/01
---------------------------------------------------------------------------------------
    $     7.42      $ 9.86        $10.00          $     7.45      $ 9.87        $10.00
    ----------      ------        ------          ----------      ------        ------
         (0.07)      (0.09)        (0.01)              (0.06)      (0.07)         0.00(c)
         (0.56)      (2.29)        (0.13)              (0.56)      (2.29)        (0.13)
    ----------      ------        ------          ----------      ------        ------
         (0.63)      (2.38)        (0.14)              (0.62)      (2.36)        (0.13)
    ----------      ------        ------          ----------      ------        ------
            --       (0.06)           --                  --       (0.06)           --
            --       (0.00)(c)        --                  --       (0.00)(c)        --
    ----------      ------        ------          ----------      ------        ------
            --       (0.06)           --                  --       (0.06)           --
    ----------      ------        ------          ----------      ------        ------
    $     6.79      $ 7.42        $ 9.86          $     6.83      $ 7.45        $ 9.87
    ==========      ======        ======          ==========      ======        ======
         (8.49)%    (24.11)%       (1.40)%             (8.32)%    (23.89)%       (1.30)%
    ==========      ======        ======          ==========      ======        ======
    $       36      $   43        $   62          $      149      $1,352        $2,039
          1.96%       1.76%         1.50%(e)            1.71%       1.51%         1.25%(e)
         (1.22)%     (1.15)%       (0.41)%(e)          (0.97)%     (0.90)%       (0.16)%(e)
            93%        107%           36%                 93%        107%           36%
          1.97%       1.76%         1.50%(e)            1.72%       1.51%         1.25%(e)

                       See Notes to Financial Statements.

                      [This Page Intentionally Left Blank]

MUNDER POWER PLUS FUND
   Notes to Financial Statements, June 30, 2003
--------------------------------------------------------------------------------

1. ORGANIZATION

   As of June 30, 2003, the Munder Funds (sometimes referred to as the "Funds") consisted of 32 portfolios, each of which is a series of Munder Series Trust ("MST"), The Munder Funds, Inc. ("MFI"), The Munder Framlington Funds Trust ("MFFT") or The Munder @Vantage Fund ("@Vantage"). Information presented in these financial statements pertains only to the Munder Power Plus Fund (the "Fund"), a series of MFI. MFI is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company, and was organized as a Maryland corporation on November 18, 1992. The Fund is classified as a diversified management investment company under the 1940 Act.

   The Fund offers 5 classes of shares -- Class A, Class B, Class II, Class K and Class Y Shares. Financial statements for the other Munder Funds are presented in separate reports.

2. SIGNIFICANT ACCOUNTING POLICIES

   The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

   Security Valuation: Securities are valued at the last quoted sales price on the primary market or exchange where such securities are traded, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price ("NOCP"). Unlisted securities, or securities for which the last quoted sales price or a NOCP is not available, are valued at the mean of the most recently quoted bid and asked prices. Restricted securities, and securities and assets for which market quotations are not readily available, are valued at fair value by a pricing committee, under the guidelines approved by the Board of Directors. Portfolio securities that are primarily traded on foreign securities exchanges are generally valued at the last sale price of such securities on their respective exchanges, except when an occurrence subsequent to the time a value was so established is likely to have changed such value. In such an event, the fair value of those securities will be determined through the consideration of other factors by or in accordance with guidelines approved by the Board of Directors. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates

MUNDER POWER PLUS FUND
   Notes to Financial Statements, June 30, 2003 (continued)
--------------------------------------------------------------------------------

current market value, unless the Board of Directors determines that such valuation does not constitute fair value at that time.

   Foreign Currency: The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rates prevailing at the end of each business day. Purchases and sales of investment securities and items of income and expense denominated in foreign currencies are translated on the respective dates of such transactions.

   Unrealized gains and losses resulting from changes in foreign currency exchange rates on all assets and liabilities denominated in foreign currencies other than investment securities are included in the net change in unrealized appreciation/(depreciation) of foreign currency-related transactions.

   Unrealized gains and losses resulting from changes in foreign currency exchange rates on investment securities denominated in foreign currencies are included in the net change in unrealized appreciation/(depreciation) of securities. Net realized gains and losses from foreign currency-related transactions include foreign currency gains and losses between trade date and settlement date on investment security, foreign currency and foreign interest and dividend transactions. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date of securities denominated in foreign currencies is included in realized gains and losses from security transactions.

   Repurchase Agreements: The Fund may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Fund's holding period. The value of the collateral is at least equal, at all times, to the total amount of the repurchase obligations, including interest. In the event of counterparty default, the Fund has the right to use the collateral to satisfy the terms of the repurchase agreement. However, there could be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of a possible decline in the value of the collateral securities during the period in which the Fund seeks to assert its rights. Munder Capital Management (the "Advisor") reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Fund enters into repurchase agreements to evaluate potential risks.

MUNDER POWER PLUS FUND
   Notes to Financial Statements, June 30, 2003 (continued)
--------------------------------------------------------------------------------

   Security Transactions, Net Investment Income and Gains and Losses: For purposes of financial statement presentation, security transactions are recorded on a trade date basis. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Certain dividends from foreign securities are recorded as soon as the Fund is informed of the ex-dividend date if such information is obtained subsequent to the ex-dividend date. General expenses of the Munder Funds are allocated to the Fund based upon the relevant driver of such expenses. General expenses, income and realized and unrealized gains and losses of the Fund are then prorated among the share classes based on the relative average net assets of each class.

   Fees Waived by Transfer Agent: The transfer agent has contractually agreed to waive, for the period of its contract with the Fund, a portion of the fee it charges the Fund. The amount of the waiver is equal to the servicing fee it collects from Fund shareholders with account balances below a specified minimum. For the year ending June 30, 2003, such waivers were $8,884 and are reflected as fees waived by transfer agent in the accompanying Statement of Operations.

   Dividends and Distributions to Shareholders: Dividends from net investment income are declared and paid annually (if available) by the Fund. The Fund's net realized capital gains (including net short-term capital gains), if any, are declared and distributed at least annually. Distributions to shareholders are recorded on the ex-dividend date.

   Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund as a whole.

   As determined on June 30, 2003, permanent differences resulting primarily from different book and tax accounting for net operating losses and currency gains and losses were reclassified at year-end. The following reclassifications had no effect on net investment income, net assets or net asset value per share.

UNDISTRIBUTED    ACCUMULATED
NET INVESTMENT   NET REALIZED     PAID-IN
INCOME/(LOSS)    GAIN/(LOSS)      CAPITAL
--------------------------------------------
  $1,204,349        $ (233)     $ (1,204,116)

MUNDER POWER PLUS FUND
   Notes to Financial Statements, June 30, 2003 (continued)
--------------------------------------------------------------------------------

   Federal Income Taxes: The Fund intends to continue to qualify as a regulated investment company by complying with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its earnings to its shareholders. Therefore, no Federal income or excise tax provision is required.

3. INVESTMENT ADVISOR, ADMINISTRATOR AND OTHER RELATED PARTY TRANSACTIONS

   For its advisory services, the Advisor is entitled to receive from the Fund a fee, computed daily and payable monthly at an annual rate of 0.75% of the value of its average daily net assets.

   The Advisor is also the administrator for the Munder Funds. In its capacity as administrator, the Advisor is entitled to receive from the Fund a fee, computed daily and payable monthly, based on the aggregate average daily net assets of all of the portfolios of MFI, MFFT, @Vantage and MST, with the exception of the following portfolios of MST: Munder S&P(R) MidCap Index Equity Fund, Munder S&P(R) SmallCap Index Equity Fund, Munder Institutional Government Money Market Fund and Munder Institutional Money Market Fund. The following fee schedule became effective on June 1, 2003:

AGGREGATE NET ASSETS                                            FEE
---------------------------------------------------------------------
First $2.8 billion..........................................  0.1477%
Next $2.2 billion...........................................  0.1377%
Next $5.0 billion...........................................  0.1357%
Next $2.5 billion...........................................  0.0867%
Thereafter..................................................  0.0767%

   Prior to June 1, 2003, the fee schedule in effect was as follows:

AGGREGATE NET ASSETS                                            FEE
---------------------------------------------------------------------
First $2.8 billion..........................................   0.141%
Next $2.2 billion...........................................   0.131%
Next $5.0 billion...........................................   0.129%
Next $2.5 billion...........................................   0.080%
Thereafter..................................................   0.070%

   In its capacity as administrator, the Advisor is also entitled to receive a fee from the remaining Munder Funds based on their aggregate average daily net assets.

   For the period from June 1, 2002 through May 31, 2003, the Advisor had agreed to limit to $3.9 million the total amount it could receive in the aggregate from the Munder Funds for its services as administrator, after payment of sub-administration fees to the Munder Funds' sub-administrators. For the period from June 1, 2003 through May 31, 2004, the Advisor has

MUNDER POWER PLUS FUND
   Notes to Financial Statements, June 30, 2003 (continued)
--------------------------------------------------------------------------------

reduced that limit to $3.4 million. For the year ended June 30, 2003, the Advisor earned $94,819 before payment of sub-administration fees and $24,136 after payment of sub-administration fees for its administrative services to the Fund. During the year ended June 30, 2003, the Fund paid an effective rate of 0.1363% for administrative services.

   Comerica Inc. ("Comerica"), through its wholly-owned subsidiary Comerica Bank, owns approximately 98% of the Advisor. Comerica Bank provides certain sub-transfer agency and related services to the Fund. As compensation for the sub-transfer agency and related services provided to the Fund, Comerica Bank receives a fee of 0.01% of the aggregate average daily net assets of the Fund beneficially owned by Comerica Bank and its customers. Comerica Bank earned $3 for its sub-transfer agency and other related services provided to the Fund for the year ended June 30, 2003.

   Each Director/Trustee of MST, MFI and MFFT is paid an aggregate fee for services provided as a Board member of MST, MFI and MFFT. The fee consists of a $68,000 annual retainer ($90,000 for the Chairman) for services in such capacity, plus out-of-pocket expenses related to attendance at Board and Committee meetings. Each Trustee of @Vantage is paid an annual retainer of $4,000 for services provided as a Board member plus out-of-pocket expenses related to attendance at Board and Committee meetings. A Board member who is Chairman of a committee (Audit Committee, Board Process and Compliance Oversight Committee, and/or Nominating Committee) also receives an annual retainer of $3,000 for such service. Directors/Trustees may elect to defer all or a portion of the fees earned under a deferred compensation plan. Under this plan, amounts deferred are valued as if they are invested in one or more of the Munder Funds selected by the Director/Trustee. These amounts are not, however, actually invested in shares of the Munder Funds, and the obligations of MST, MFI, MFFT and @Vantage to make payments of deferred amounts are unsecured general obligations of the Munder Funds. No officer, director or employee of the Advisor, Comerica or any of Comerica's affiliates receives any compensation from MST, MFI, MFFT or @Vantage.

4. DISTRIBUTION AND SERVICE PLAN

   The Fund has a Distribution and Service Plan (the "Plan") with respect to the Class A, Class B, Class II and Class K Shares, that was adopted pursuant to Rule 12b-1 under the 1940 Act except with respect to Class K Shares. Under the Plan, service fees are collected from the Fund primarily to pay securities dealers and other financial institutions and organizations (collectively, the "Service Organizations") who provide shareholder services for the Fund. The Plan also permits payments with respect to Class B and Class II

MUNDER POWER PLUS FUND
   Notes to Financial Statements, June 30, 2003 (continued)
--------------------------------------------------------------------------------

Shares to be made by the Fund to the Distributor or directly to other service providers in connection with the distribution of Fund shares to investors and provision of certain shareholder services (which include but are not limited to the payment of compensation, including compensation to Service Organizations to obtain various distribution-related services for the Fund).

   The maximum rates, as a percentage of average daily net assets, payable under the Plan are as follows:



CLASS A      CLASS B      CLASS II     CLASS K
SHARES       SHARES       SHARES        SHARES
12b-1 FEES   12b-1 FEES   12b-1 FEES   SERVICE FEES
---------------------------------------------------
  0.25%        1.00%        1.00%         0.25%

   No payments are made under the Plan with regard to Class Y Shares.

   Comerica Securities, Inc. ("Comerica Securities"), a wholly-owned subsidiary of Comerica Bank, and Comerica Bank are among the Service Organizations who may receive fees from the Fund under the Plan. For the year ended June 30, 2003, the Fund paid $10 to Comerica Securities and $184 to Comerica Bank for shareholder services provided to Class A, Class B, Class II and Class K shareholders.

5. SECURITIES TRANSACTIONS

   Cost of purchases and proceeds from sales of securities other than short-term investments and U.S. Government securities were $65,685,686 and $94,627,617 respectively, for the year ended June 30, 2003.

   At June 30, 2003, aggregate gross unrealized appreciation for all securities for which there was an excess of value over tax cost was $3,897,983 and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over value was $5,572,991 and net depreciation for Federal income tax purposes was $(1,675,008). At June 30, 2003, aggregate cost for Federal income tax purposes was $68,920,261.

MUNDER POWER PLUS FUND
   Notes to Financial Statements, June 30, 2003 (continued)
--------------------------------------------------------------------------------

6. TRANSACTIONS WITH AFFILIATED COMPANIES

   The term "affiliated company" includes companies in which the fund owns at least 5% of the company's voting securities. At June 30, 2003, the Fund held the following securities of affiliated companies:

                                                PURCHASED               SOLD
                              VALUE AT    ----------------------   ---------------    VALUE AT    REALIZED
AFFILIATE                     6/30/02        COST       SHARES      COST    SHARES    6/30/03       LOSS
----------------------------------------------------------------------------------------------------------
Electric City Corporation
 (Restricted)..............  $       --   $1,123,844   1,358,695   $   --      --    $1,098,838   $    --
Electric City
 Corporation...............          --      420,133     364,800    6,950   5,000       327,418    (1,550)
Electric City Corporation
 (warrants exp.
 10/12/07).................          --       93,809     300,000       --      --        88,759        --
Electric City Corporation
 (warrants exp. 4/8/16)....          --       32,347      75,000       --      --        21,474        --
Savanna Energy Services
 Corporation...............   2,447,153           --          --       --      --     2,785,206        --
                             ----------                                              ----------   -------
                             $2,447,153                                              $4,321,695   $(1,550)
                             ==========                                              ==========   =======

7. INDUSTRY CONCENTRATION

   The Fund invests most of its assets in companies that are primarily engaged in non-regulated energy and power activities. As a result, the Fund is particularly vulnerable to rapid changes in technology product cycles, developments in the energy sector, fluctuations in price and supply of energy fuels, energy conservation, supply of and demand for specific products or services and tax and other government regulation.

8. REVOLVING LINE OF CREDIT

   Effective December 18, 2002, the Munder Funds renewed a one-year revolving line of credit with State Street Bank and Trust Company in which the Fund, and other Munder Funds, participate. Borrowings under the line may not exceed the lesser of $75,000,000 or 15% of the value of the total assets of the Fund. Interest is payable on outstanding borrowings at the Federal Funds Rate plus 0.50%. Additionally, the line of credit includes an annual commitment fee equal to 0.10% per annum through December 17, 2003 on the daily amount of the unused commitment. During the year ended June 30, 2003, the Fund did not utilize the revolving line of credit. For the year ended June 30, 2003 total commitment fees for the Fund were $1,708.

MUNDER POWER PLUS FUND
   Notes to Financial Statements, June 30, 2003 (continued)
--------------------------------------------------------------------------------

9. DISTRIBUTIONS TO SHAREHOLDERS

   During the year ended June 30, 2003, the Fund paid no distributions. The tax character of distributions paid to shareholders during the year ended June 30, 2002 was as follows:

ORDINARY   RETURN OF
 INCOME     CAPITAL     TOTAL
-------------------------------
$989,472    $1,598     $991,070

   At June 30, 2003, the components of distributable earnings on a tax basis were as follows:

  POST OCTOBER
LOSS/CAPITAL LOSS           UNREALIZED
    CARRYOVER       APPRECIATION/(DEPRECIATION)      TOTAL
--------------------------------------------------------------
  $(67,250,079)             $(1,675,014)          $(68,925,093)

   The differences between book and tax distributable earnings are primarily due to wash sales.

10. INCOME TAX INFORMATION

   As determined at June 30, 2003, the Fund had available for Federal income tax purposes, $42,457,276 of unused capital losses of which $6,102,755 and $36,354,521 expire in 2010 and 2011, respectively.

   Certain capital and net foreign currency losses realized after October 31 within the taxable year may be deferred and treated as occurring on the first day of the following tax year. The Fund has elected to defer net capital losses arising between November 1, 2002 and June 30, 2003 of $24,792,803.

11. SUBSEQUENT EVENT (UNAUDITED)

   On August 12, 2003, the Board of Directors approved a Plan of Reorganization and Redomiciliation providing for (a) the acquisition of all of the assets and the assumption of all of the liabilities of the Fund by a corresponding series ("New Fund") of MST, in exchange for shares of the New Fund and (b) the subsequent liquidation of the Fund. The proposed reorganization and redomiciliation is expected to occur on or about October 30, 2003.

12. SHAREHOLDER MEETING RESULTS (UNAUDITED)

   A Special Meeting of Shareholders ("Special Meeting") of the Fund, a series of MFI, was held on April 28, 2003. The Special Meeting was adjourned to another date in order to permit shareholders further time to

MUNDER POWER PLUS FUND
   Notes to Financial Statements, June 30, 2003 (continued)
--------------------------------------------------------------------------------

respond to the solicitation of proxies. On May 28, 2003, the Special Meeting reconvened. The purpose of the Special Meeting was to ask shareholders to consider the following proposals, which were more fully described in the Proxy Statement dated February 21, 2003.

PROPOSAL 1

   The purpose of this proposal was to elect the Munder Funds Board of Directors/Trustees. The shareholders of the Fund together with the other shareholders of MFI approved the proposal, as did the shareholders of MFT, MFFT and St. Clair Funds, Inc. The names of the Directors/Trustees and the results of the election for MFI are as set forth below.

NOMINEES:                                                      NO. OF SHARES
-----------------------------------------------------------------------------
David J. Brophy..............................  For            161,712,856.879
                                               Withhold         3,358,664.246
                                               TOTAL          165,071,521.125
Joseph E. Champagne..........................  For            161,730,165.560
                                               Withhold         3,341,355.565
                                               TOTAL          165,071,521.125
Thomas D. Eckert.............................  For            161,748,009.054
                                               Withhold         3,323,512.071
                                               TOTAL          165,071,521.125
Charles W. Elliott...........................  For            161,710,698.077
                                               Withhold         3,360,823.048
                                               TOTAL          165,071,521.125
John Engler..................................  For            161,554,903.243
                                               Withhold         3,516,617.882
                                               TOTAL          165,071,521.125
Michael T. Monahan...........................  For            161,714,778.617
                                               Withhold         3,356,742.508
                                               TOTAL          165,071,521.125
Arthur T. Porter.............................  For            161,730,259.765
                                               Withhold         3,341,261.360
                                               TOTAL          165,071,521.125
John Rakolta, Jr.............................  For            161,715,763.070
                                               Withhold         3,355,758.055
                                               TOTAL          165,071,521.125

PROPOSAL 2

   The purpose of this proposal was to seek approval of an Agreement and Plan of Reorganization and Redomiciliation ("Reorganization Agreement"), pursuant to which the Fund would be reorganized with and into a corresponding series of MST.

MUNDER POWER PLUS FUND
   Notes to Financial Statements, June 30, 2003 (continued)
--------------------------------------------------------------------------------

   The proposal did not receive a sufficient number of total votes by shareholders of the Fund to pass. The results of the votes are as set forth below.

                                                              NO. OF SHARES
                                                              -------------
For.........................................................  3,502,003.072
Against.....................................................    166,566.625
Abstain.....................................................    151,716.787
Broker Non-votes............................................  4,739,604.000
TOTAL.......................................................  8,559,890.484

PROPOSAL 3

   The purpose of this proposal was to ask shareholders to amend or eliminate certain fundamental investment restrictions of the Fund. None of the proposals was intended to materially alter the investment risk associated with the Fund or change the way in which it was managed. No part of the proposal received a sufficient number of total votes by shareholders of the Fund to pass. The results of the votes are as set forth below.

PROPOSAL 3.A -- DIVERSIFICATION

                                                              NO. OF SHARES
                                                              -------------
For.........................................................  3,469,525.897
Against.....................................................    192,276.750
Abstain.....................................................    158,483.837
Broker Non-votes............................................  4,739,604.000
TOTAL.......................................................  8,559,890.484

PROPOSAL 3.B -- BORROWING

                                                              NO. OF SHARES
                                                              -------------
For.........................................................  3,425,661.484
Against.....................................................    235,708.287
Abstain.....................................................    158,916.713
Broker Non-votes............................................  4,739,604.000
TOTAL.......................................................  8,559,890.484

PROPOSAL 3.C -- SENIOR SECURITIES

                                                              NO. OF SHARES
                                                              -------------
For.........................................................  3,445,965.945
Against.....................................................    220,620.781
Abstain.....................................................    153,699.758
Broker Non-votes............................................  4,739,604.000
TOTAL.......................................................  8,559,890.484

MUNDER POWER PLUS FUND
   Notes to Financial Statements, June 30, 2003 (continued)
--------------------------------------------------------------------------------

PROPOSAL 3.D -- UNDERWRITING SECURITIES

                                                              NO. OF SHARES
                                                              -------------
For.........................................................  3,449,442.770
Against.....................................................    208,300.842
Abstain.....................................................    162,542.872
Broker Non-votes............................................  4,739,604.000
TOTAL.......................................................  8,559,890.484

PROPOSAL 3.E -- REAL ESTATE

                                                              NO. OF SHARES
                                                              -------------
For.........................................................  3,466,987.553
Against.....................................................    202,108.811
Abstain.....................................................    151,190.120
Broker Non-votes............................................  4,739,604.000
TOTAL.......................................................  8,559,890.484

PROPOSAL 3.F -- MAKING LOANS

                                                              NO. OF SHARES
                                                              -------------
For.........................................................  3,408,614.692
Against.....................................................    254,099.236
Abstain.....................................................    157,572.556
Broker Non-votes............................................  4,739,604.000
TOTAL.......................................................  8,559,890.484

PROPOSAL 3.G -- CONCENTRATION OF INVESTMENTS

                                                              NO. OF SHARES
                                                              -------------
For.........................................................  3,460,232.641
Against.....................................................    202,086.935
Abstain.....................................................    157,966.908
Broker Non-votes............................................  4,739,604.000
TOTAL.......................................................  8,559,890.484

PROPOSAL 3.H -- COMMODITIES

                                                              NO. OF SHARES
                                                              -------------
For.........................................................  3,406,672.361
Against.....................................................    255,762.500
Abstain.....................................................    157,851.623
Broker Non-votes............................................  4,739,604.000
TOTAL.......................................................  8,559,890.484

MUNDER POWER PLUS FUND
   Notes to Financial Statements, June 30, 2003 (continued)
--------------------------------------------------------------------------------

PROPOSAL 3.I -- PLEDGING, MORTGAGING AND HYPOTHECATING FUND ASSETS

                                                              NO. OF SHARES
                                                              -------------
For.........................................................  3,421,705.373
Against.....................................................    231,654.300
Abstain.....................................................    166,926.811
Broker Non-votes............................................  4,739,604.000
TOTAL.......................................................  8,559,890.484

PROPOSAL 3.K -- INVESTMENTS FOR CONTROL

                                                              NO. OF SHARES
                                                              -------------
For.........................................................  3,436,858.349
Against.....................................................    222,062.648
Abstain.....................................................    161,365.487
Broker Non-votes............................................  4,739,604.000
TOTAL.......................................................  8,559,890.484

PROPOSAL 3.O -- MARGIN ACTIVITIES AND SHORT SELLING

                                                              NO. OF SHARES
                                                              -------------
For.........................................................  3,397,121.692
Against.....................................................    263,835.304
Abstain.....................................................    159,329.488
Broker Non-votes............................................  4,739,604.000
TOTAL.......................................................  8,559,890.484

MUNDER POWER PLUS FUND
   Notes to Financial Statements, June 30, 2003 (continued)
--------------------------------------------------------------------------------

13. DIRECTORS/TRUSTEES AND OFFICERS (UNAUDITED)

   Information about the Directors/Trustees and executive officers of the Munder Funds, including their business addresses, ages and principal occupations during the past five years, and other current directorships of publicly traded companies or funds, are set forth in the table below. A Director/Trustee is deemed to be a "Non-Interested Director/Trustee" to the extent the Director/Trustee is not an "interested person" of the Munder Funds (as that term is defined in Section 2(a)(19) of the 1940 Act).

                                                TERM OF                             NUMBER OF
                                               OFFICE(1)                          PORTFOLIOS IN         OTHER
                            POSITION(S) WITH  AND LENGTH        PRINCIPAL          FUND COMPLEX     DIRECTORSHIPS
                               THE MUNDER       OF TIME    OCCUPATION(S) DURING    OVERSEEN BY         HELD BY
NAME, ADDRESS AND AGE            FUNDS         SERVED(2)       PAST 5 YEARS      DIRECTOR/TRUSTEE  DIRECTOR/TRUSTEE
-------------------------------------------------------------------------------------------------------------------
NON-INTERESTED
DIRECTORS/TRUSTEES
Charles W. Elliott          Director/Trustee  Indefinite   Consultant, self-            32         None
c/o The Munder Funds        and Chairman      since 11/89  employed (since
480 Pierce Street                                          7/95); Senior
Suite 300                                                  Advisor to
Birmingham, MI 48009                                       President, Western
Age 71                                                     Michigan University
                                                           (7/95 to 12/98).
John Rakolta, Jr.           Director/Trustee  Indefinite   Chairman and Chief           32         None
c/o The Munder Funds        and Vice          since 2/93   Executive Officer,
480 Pierce Street           Chairman                       Walbridge Aldinger
Suite 300                                                  Company
Birmingham, MI 48009                                       (construction
Age 56                                                     company) (since
                                                           1991).
David J. Brophy             Director/Trustee  Indefinite   Professor of                 32         None
c/o The Munder Funds                          since 5/93   Finance, University
480 Pierce Street                                          of Michigan-
Suite 300                                                  Business School
Birmingham, MI 48009                                       (since 8/66).
Age 67
Joseph E. Champagne         Director/Trustee  Indefinite   Vice President,              32         None
c/o The Munder Funds                          since 11/89  Macomb College
480 Pierce Street                                          (since 2001); Dean,
Suite 300                                                  Macomb College
Birmingham, MI 48009                                       (since 9/97)
Age 65

MUNDER POWER PLUS FUND
   Notes to Financial Statements, June 30, 2003 (continued)
--------------------------------------------------------------------------------

                                                TERM OF                             NUMBER OF
                                               OFFICE(1)                          PORTFOLIOS IN         OTHER
                            POSITION(S) WITH  AND LENGTH        PRINCIPAL          FUND COMPLEX     DIRECTORSHIPS
                               THE MUNDER       OF TIME    OCCUPATION(S) DURING    OVERSEEN BY         HELD BY
NAME, ADDRESS AND AGE            FUNDS         SERVED(2)       PAST 5 YEARS      DIRECTOR/TRUSTEE  DIRECTOR/TRUSTEE
-------------------------------------------------------------------------------------------------------------------
Thomas D. Eckert            Director/Trustee  Indefinite   Director, President          32         None
c/o The Munder Funds                          since 2/93   and Chief Executive
480 Pierce Street                                          Officer, Capital
Suite 300                                                  Automotive REIT
Birmingham, MI 48009                                       (real estate
Age 55                                                     investment trust
                                                           specializing in
                                                           retail automotive
                                                           properties) (since
                                                           10/97).
John Engler                 Director/Trustee  Indefinite   President of State           32         Universal Forest
c/o The Munder Funds                          since 2/03   and Local Government                    Products, Inc.
480 Pierce Street                                          Solutions for North                     distributor of
Suite 300                                                  America, Electronic                     lumber products)
Birmingham, MI 48009                                       Data Systems Corp.                      (since 1/03);
Age 54                                                     (computer services)                     Northwest
                                                           (since 1/03);                           Airlines (since
                                                           Governor of the                         4/03).
                                                           State of Michigan
                                                           (1/91 to 1/03).
Arthur T. Porter            Director/Trustee  Indefinite   President and Chief          32         None
3990 John R.                                  since 2/01   Executive Officer of
Detroit, MI 48201                                          the Detroit Medical
Age 47                                                     Center (since 3/99);
                                                           Professor with
                                                           Tenure and Chairman
                                                           of Radiation
                                                           Oncology of Wayne
                                                           State University
                                                           School of Medicine
                                                           (3/91 to 3/99).

MUNDER POWER PLUS FUND
   Notes to Financial Statements, June 30, 2003 (continued)
--------------------------------------------------------------------------------

                                                TERM OF                             NUMBER OF
                                               OFFICE(1)                          PORTFOLIOS IN         OTHER
                            POSITION(S) WITH  AND LENGTH        PRINCIPAL          FUND COMPLEX     DIRECTORSHIPS
                               THE MUNDER       OF TIME    OCCUPATION(S) DURING    OVERSEEN BY         HELD BY
NAME, ADDRESS AND AGE            FUNDS         SERVED(2)       PAST 5 YEARS      DIRECTOR/TRUSTEE  DIRECTOR/TRUSTEE
-------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE
Michael T. Monahan(3)       Director/Trustee  Indefinite   President of Monahan         32         CMS Energy
Bloomfield Hills, MI 48301                    since 8/00   Enterprises, LLC                        Corporation
Age 64                                                     (consulting company)                    (energy company)
                                                           (since 6/99);                           (since 12/02);
                                                           Chairman of Munder                      Guilford Mills,
                                                           Capital Management                      Inc. automotive
                                                           (investment advisor)                    textile
                                                           (10/99 to 12/00);                       products) (since
                                                           Chairman and Chief                      10/02).
                                                           Executive Officer of
                                                           Munder 12/99);
                                                           President of
                                                           Comerica
                                                           Incorporated (bank
                                                           holding company)
                                                           (6/92 to 6/99).

----------------------------------------------------------------------------------------------------------------
(1) A Director/Trustee may serve until his death, resignation, removal or retirement. Pursuant to the Fund's
    By-Laws, any Director/Trustee shall retire as Director/Trustee at the end of the calendar year in which he attains the age of 75 years.
(2) Length of time served is measured from the earliest date of service as a Director/Trustee of any of the
    Munder Funds or their predecessors.
(3) Mr. Monahan is an "interested person" of the Fund as defined in the 1940 Act. Mr. Monahan owns stock in
    Comerica.

MUNDER POWER PLUS FUND
   Notes to Financial Statements, June 30, 2003 (continued)
--------------------------------------------------------------------------------

                                                 TERM OF
                                              OFFICE(1) AND
                            POSITION(S) WITH    LENGTH OF
                                  THE             TIME
NAME, ADDRESS AND AGE         MUNDER FUNDS      SERVED(2)    PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
---------------------------------------------------------------------------------------------------------
OFFICERS
James C. Robinson           President         through 2/04;  Chairman and Chief Executive Officer of
480 Pierce Street                             since 5/00     Munder Capital Management (investment
Suite 300                                                    advisor) (since 1/00); Chief Investment
Birmingham, MI 48009                                         Officer/Fixed Income of Munder Capital
Age 42                                                       Management (1/90 to 1/00).

Stephen J. Shenkenberg      Vice President    through 2/04;  General Counsel of Munder Capital Management
480 Pierce Street           and Secretary     since 8/00     (investment advisor) (since 7/00); Deputy
Suite 300                                                    General Counsel of Strong Capital
Birmingham, MI 48009                                         Management, Inc. (investment advisor) (12/92
Age 45                                                       to 7/00).

Peter K. Hoglund            Vice President    through 2/04;  Chief Administration Officer of Munder
480 Pierce Street                             since 2/01     Capital Management (investment advisor)
Suite 300                                                    (since 5/00); Associate of Heartland
Birmingham, MI 48009                                         Industrial Partners (a private equity group)
Age 37                                                       (10/99 to 5/00); Sr. Portfolio Manager of
                                                             Munder Capital Management (1/98 to 10/99).

Cherie Ugorowski            Treasurer         through 2/04;  Controller of Munder Capital Management
480 Pierce Street                             since 8/01     (investment advisor) (since 6/01); Corporate
Suite 300                                                    Accounting Manager, DaimlerChrysler
Birmingham, MI 48009                                         Corporation (automotive manufacturer) (9/99
Age 34                                                       to 6/01); Manager, Audit and Business
                                                             Advisory Practice, Arthur Andersen LLP (5/95
                                                             to 9/99).

------------

(1) The officers are elected annually by the Board.

(2) Length of time served is measured from the earliest date of service as an officer of any of the Munder Funds or their predecessors.

   The Statement of Additional Information for the Fund includes additional information about Directors/Trustees and is available, without charge, upon request, by calling (800) 438-5789.

REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

To the Shareholders of Munder Power Plus Fund and
Board of Directors of The Munder Funds, Inc.

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Munder Power Plus Fund (one of the portfolios comprising The Munder Funds, Inc.) (the "Fund") as of June 30, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the two years in the period then ended and for the period from March 13, 2001 (commencement of operations) to June 30, 2001. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of June 30, 2003 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Munder Power Plus Fund portfolio of The Munder Funds, Inc. at June 30, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the two years in the period then ended and for the period from March 13, 2001 to June 30, 2001, in conformity with accounting principles generally accepted in the United States.

                                           -s- Ernst & Young LLP

Boston, Massachusetts
August 14, 2003

BOARD OF DIRECTORS
             Charles W. Elliott, Chairman
             John Rakolta, Jr., Vice Chairman
             David J. Brophy
             Joseph E. Champagne
             Thomas D. Eckert
             John Engler
             Michael T. Monahan
             Arthur T. Porter
OFFICERS
             James C. Robinson, President
             Peter K. Hoglund, Vice President
             Stephen J. Shenkenberg, Vice President and Secretary
             Mary Ann Shumaker, Assistant Secretary
             Melanie Mayo West, Assistant Secretary
             Cherie N. Ugorowski, Treasurer
             David W. Rumph, Assistant Treasurer
             Bradford E. Smith, Assistant Treasurer
INVESTMENT ADVISOR & ADMINISTRATOR
             Munder Capital Management
             Munder Capital Center
             480 Pierce Street
             Birmingham, MI 48009
TRANSFER AGENT
             PFPC, Inc.
             4400 Computer Drive
             Westborough, MA 01581
SUB-ADMINISTRATOR & CUSTODIAN
             State Street Bank & Trust Company
             225 Franklin Street
             Boston, MA 02110
DISTRIBUTOR & SUB-ADMINISTRATOR
             Funds Distributor, Inc./BISYS Fund Services, Inc.
             60 State Street
             Boston, MA 02109
LEGAL COUNSEL
             Dechert LLP
             1775 I Street, N.W.
             Washington, D.C. 20006
INDEPENDENT AUDITORS
             Ernst & Young LLP
             200 Clarendon Street
             Boston, MA 02116

ANNPP603

ITEM 2. CODE OF ETHICS.
Not required.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Not required.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not required.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END INVESTMENT COMPANIES.
Not applicable.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES.

(a) Within 90 days of the filing date of this Form N-CSR, James C. Robinson, the registrant's President and Principal Executive Officer, and Peter K. Hoglund, the registrant's Vice President and Principal Financial Officer, reviewed the registrant's disclosure controls and procedures as defined in Rule 30a-3(c) of under the Investment Company Act of 1940 (the "Procedures") and evaluated their effectiveness. Based on their review, Mr. Robinson and Mr. Hoglund determined that the Procedures adequately ensure that information required to be disclosed by the registrant in periodic reports filed under the Securities and Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods required by the Securities and Exchange Commission.

(b) There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's second fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 10. EXHIBITS

(a)(1)   Not required.

(a)(2) The certifications required by Rule 30a-2 of the Investment Company Act of 1940 are attached hereto.

(b) The certifications required by Rule 30a-2(b) of the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE MUNDER FUNDS, INC.

By:      /s/ James C. Robinson
         ---------------------
         James C. Robinson
         President

Date:    September 8, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ James C. Robinson
         ---------------------
         James C. Robinson
         President and Principal Executive Officer

Date:    September 8, 2003

By:      /s/ Peter K. Hoglund
         --------------------
         Peter K. Hoglund
         Vice President and Principal Financial Officer

Date:    September 8, 2003